UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2021

Date of reporting period: October 31, 2021

Item 1. Reports to Stockholders.

Annual Report

October 31, 2021

Stone Ridge High Yield Reinsurance Risk Premium Fund

Stone Ridge U.S. Hedged Equity Fund

Stone Ridge Diversified Alternatives Fund

Stone Ridge Bitcoin Strategy Fund

Effective January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or, if you invest directly through the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), from the Transfer Agent. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary or, if you invest directly through the Transfer Agent, by contacting the Transfer Agent at (855) 609-3680. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds within the fund complex if you invest directly through the Transfer Agent.

Shareholder Letter

Dear Fellow Shareholder,

Since 2013, I’ve used this medium to communicate about our culture, our people, our ideas, and our investment principles, all of which remain sources of strength and differentiation at Stone Ridge. In particular, our principle of Focus served us well this year, as we remain committed to keeping things simple—always, and especially during these unprecedented times. In this spirit, this year’s annual shareholder letter is short and sweet.

Despite being partially remote during COVID, our firm has been firing on all cylinders, enhancing our existing solutions—including reinsurance, alternative lending, single family rentals, bitcoin, and our groundbreaking multi-strategy fund—and bringing new ones to life. The recent performance challenges of the reinsurance industry make our forward conviction in our reinsurance funds the highest since firm inception, given industry-wide investor exits, market hardening, and the resulting rising premiums. This is a pattern that has repeated itself for decades.

Overall, investors increasingly partner with us for relief from historically low bond yields and over-concentration in equities. Across all affiliates, our assets under management or custody (AUM/C) hit all-time highs this year, and in nearly every Stone Ridge strategy, we remain one of the largest capital providers, benefiting all our investors. Our consistently low employee turnover means that our teams are experienced and rock-solid from years of honing their craft together. Finally, we are financially strong, with a significant balance sheet that serves both as ballast against volatility, and as strategic capital for opportunities.

As always, we are most grateful for the 50/50 partnership we have with you, our investors. We are on the path together. You contribute the capital necessary to propel and sustain groundbreaking product development. We contribute our collective careers’ worth of experience in sourcing, structuring, execution, and risk management. Together, it works.

In that spirit, I offer my deepest gratitude to you for sharing responsibility for your wealth with us this year. We look forward to serving you again in 2022.

Sincerely,

Ross L. Stevens

Founder, CEO

RISK DISCLOSURES

The Stone Ridge Funds consist of the Stone Ridge High Yield Reinsurance Risk Premium Fund (“SHRIX”), the Stone Ridge Reinsurance Risk Premium Interval Fund (“SRRIX” and, together with SHRIX, the “Reinsurance Funds”), the Stone Ridge U.S. Hedged Equity Fund (“VRLIX”), the Stone Ridge Diversified Alternatives Fund (“SRDAX”), the Stone Ridge Alternative Lending Risk Premium Fund (“LENDX”), the Stone Ridge Bitcoin Strategy Fund (“BTCIX”) and the Stone Ridge Residential Real Estate income Fund I, Inc. (“HOMEX and, together with the Reinsurance Funds, VRLIX, SRDAX, BTCIX and LENDX, the “Funds”).

Investors should carefully consider the Funds’ risks and investment objectives, as an investment in the Funds may not be appropriate for all investors and the Funds are not designed to be a complete investment program. There can be no assurance that the Funds will achieve their investment objectives. An investment in the Funds involves a high degree of risk. It is possible that investing in a Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment. Before investing in a Fund, an investor should read the discussion of the risks of investing in the Fund in the relevant prospectus.

Stone Ridge Funds	Annual Report	October 31, 2021

Shareholder Letter

Investing in funds involves risks. Principal loss is possible.

VRLIX and SRDAX may invest in a variety of derivatives, including put and call options, futures contracts, options on futures contracts, swaps, swaptions, and other exchange-traded and over-the-counter derivatives contracts. The Funds may invest in derivatives to generate income from premiums, for investment purposes, and for hedging and risk management purposes. A Fund’s use of derivatives as part of its principal investment strategy to sell protection against the volatility of various underlying references involves the risk that, if the volatility of the underlying references is greater than expected, the Fund will bear losses to the extent of its obligations under the relevant derivative contracts, which may not be outweighed by the amount of any premiums received for the sale of such derivative instruments. The use of derivatives by any Fund involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and credit risk.

The equity securities of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. The equity securities of large-capitalization companies can perform differently from other segments of the equity market or the equity market as a whole, and they may be less flexible in evolving markets or unable to implement changes as quickly as their smaller counterparts.

Direct or indirect investments in securities of foreign issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers, including differences in accounting, auditing and financial standards; less government supervision and regulation; currency risk; risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments; less publicly available information; less volume in foreign markets; and increased costs of transacting in foreign markets. These risks are heightened in emerging markets.

The reinsurance industry relies on risk modeling to analyze potential risks in a single transaction and in a portfolio of transactions. The models are based on probabilistic simulations that generate thousands or millions of potential events based on historical data, scientific and meteorological principles and extensive data on current insured properties. Sponsors of reinsurance-related securities typically provide risk analytics and statistics at the time of issuance that typically include model results.

Event-linked bonds, catastrophe bonds and other reinsurance-related securities carry large uncertainties and major risk exposures to adverse conditions. If a trigger event, as defined within the terms of the bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, SRDAX or a Reinsurance Fund may lose a portion or all of its investment in such security. Such losses may be substantial. The reinsurance-related securities in which SRDAX and the Reinsurance Funds invest are considered “high yield” or “junk bonds.”

SRDAX and the Reinsurance Funds may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, SRDAX and the Reinsurance Funds will normally invest significant amounts of their assets in non-U.S. entities. Accordingly, SRDAX and the Reinsurance Funds may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Foreign issuers could be affected by factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S. These risks are greater in emerging markets.

The value of SRDAX’s and LENDX’s investments in whole loans and other alternative lending-related securities is entirely dependent on the borrowers’ continued and timely payments. If a borrower is unable or fails to make payments on a loan for any reason, SRDAX and/or LENDX may be greatly limited in its ability to recover any outstanding principal or interest due, as (among other reasons) the relevant Fund may not have direct recourse against the borrower or may otherwise be limited in its ability to directly enforce its rights under the loan, whether through the borrower or the platform through which such loan was originated, the loan may be unsecured or under-collateralized and/or it may be impracticable to commence a legal proceeding against the defaulting borrower. Even if a loan in which SRDAX or LENDX has investment exposure is secured, there can be no assurance that the collateral will, when recovered and liquidated, generate sufficient (or any) funds to offset any losses associated with the defaulting loan. The default history for alternative lending borrowing arrangements is limited and future defaults may be higher than historical defaults.

In general, the value of a debt security is likely to fall as interest rates rise. SRDAX and LENDX may invest in below-investment grade securities, which are often referred to as “junk,” or in securities that are unrated but that have similar characteristics to junk bonds. Such instruments have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid. SRDAX’s and LENDX’s investments in securitization vehicles or other special purpose entities that hold securities (asset-backed securities) may involve risks that differ from or are greater than risks associated with other types of investments. The risks and returns for investors (like SRDAX and LENDX) in asset-backed securities depend on the tranche in which the investor holds an interest, and the value of an investment in a Fund may be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to asset-backed securities directly or indirectly.

SRDAX’s and HOMEX’s single family rental investments are subject to risks typically associated with real estate, including: changes in global, national, regional or local economic, demographic or capital market conditions; future adverse national real estate trends, including increasing vacancy rates, declining rental rates and general deterioration of market conditions; changes in supply of or demand for similar properties in a given market or metropolitan area; reliance on tenants, managers and real estate operators that

Stone Ridge Funds	Annual Report	October 31, 2021

Shareholder Letter

the relevant Fund works with in acquiring and managing assets to operate their businesses in an appropriate manner and in compliance with their contractual arrangements with the Fund; changes in governmental rules, regulations and fiscal policies; bad acts of third parties; and unforeseeable events such as social unrest, civil disturbances, terrorism, earthquakes, hurricanes and other natural disasters. Many of these factors are beyond the control of SRDAX. Any negative changes in these factors could affect a Fund’s performance and its ability to meet its obligations and make distributions to shareholders.

HOMEX’s portfolio will be concentrated at any time in the real estate industry, with a focus on single family rental investments, and may be heavily concentrated at any time in only a limited number of geographies or investments, and, as a consequence, the aggregate return of HOMEX may be substantially affected by the unfavorable performance of even a single investment. Concentration of investments in a particular type of asset or geography makes HOMEX more susceptible to fluctuations in value resulting from adverse economic or business conditions affecting that particular type of asset or geography.

HOMEX’s investment strategy involves sourcing assets through operators that purchase, renovate, maintain, and manage a large number of single family rental properties and leasing them to qualified residents through third-party property managers or leasing agents. When HOMEX purchases single family rental properties directly or indirectly through a real estate operator, the operator, or an affiliate of the operator, typically continues to act as the property manager of the properties. When HOMEX purchases debt instruments secured directly or indirectly by single family rental properties from an operator or bank originating such instruments, such entity typically continues to service the instruments. In the event that such operator is unable to act as the property manager or the servicer, as applicable, there is no assurance that a backup property manager or backup servicer will be able to assume responsibility in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to HOMEX in respect of its investments or increase the costs associated with HOMEX’s investments. A large proportion of HOMEX’s portfolio may consist of assets obtained from or through a small number of operators, potentially giving HOMEX high exposure to the risks associated with those operators.

HOMEX intends to continuously offer its shares during a subscription period of approximately two years after HOMEX commences investment operations (the “Subscription Period”). The Subscription Period is subject to extension, temporary suspension or early termination at the discretion of the Adviser. HOMEX expects to have a term of investment operations of approximately eight years, which may be extended by the Board without shareholder approval. At the end of such term, HOMEX expects the Adviser to recommend a plan of liquidation that, if approved by the Board, will be carried out without shareholder approval. The plan of liquidation may take up to twenty-four months to complete, and HOMEX may deviate from its investment strategies during this time. HOMEX may make investments that may not be realized prior to the date HOMEX is dissolved. HOMEX may attempt to sell, distribute, or otherwise dispose of investments at a time that may be disadvantageous, and as a result, the price obtained for such investments may be less than that which could have been obtained if the investments were held for a longer period of time. Moreover, HOMEX may be unsuccessful in realizing investments at the time of HOMEX’s dissolution. There can be no assurance that the winding up of HOMEX and the final distribution of its assets will be able to be executed expeditiously.

Healthcare royalties in which SRDAX invests may relate to products that are not yet approved by the FDA or an equivalent foreign regulator, and it may be difficult to predict whether and when such approval will be obtained. Failure to obtain such approval could result in substantial losses to SRDAX, and even if approval is obtained, there is no guarantee that the relevant product will be successful in the market or that the healthcare royalties in which SRDAX invests will be earned or paid. In addition, the healthcare products on which healthcare royalties are paid are subject to extensive and rigorous regulation by U.S. and foreign regulatory authorities, and failure to comply with these requirements could result in enforcement actions that could have a material adverse effect on sales of the healthcare product and, as a result, on the healthcare royalties in which SRDAX invests. Such regulations are subject to change in the future, which could result in materially increased costs for, and material adverse effects on, the healthcare products underlying SRDAX’s healthcare royalties.

BTCIX and SRDAX are subject to both the risk that bitcoin decreases in value and the risk that BTCIX’s strategy of gaining exposure to bitcoin through bitcoin futures contracts and pooled investment vehicles that invest in bitcoin (collectively, “bitcoin-related investments”) and/or SRDAX’s strategy of selling put options on bitcoin futures contracts underperforms a direct investment in an equivalent amount of bitcoin. Bitcoin and bitcoin futures contracts have generally exhibited higher price volatility relative to more traditional asset classes. The value of bitcoin could decline rapidly, including to zero, which would adversely affect BTCIX’s and SRDAX’s bitcoin strategies.

The further development of the Bitcoin network, which is part of a new and rapidly changing industry, is subject to a variety of factors that are difficult to evaluate. For example, bitcoin faces significant obstacles to increasing the usage of bitcoin without resulting in higher fees or slower transaction settlement times, and attempts to increase the volume of transactions may not be effective. The slowing, stopping or reversing of the development or acceptance of the Bitcoin network may adversely affect the price of bitcoin futures and therefore an investment in BTCIX or SRDAX.

Regulatory changes or actions may alter the nature of an investment in bitcoin or bitcoin futures or restrict the use of bitcoin or the operations of the Bitcoin network or exchanges on which bitcoin trades in a manner that adversely affects the price of bitcoin, derivatives on bitcoin and an investment in BTCIX or SRDAX. For example, it may become illegal to acquire, hold, sell or use bitcoin or bitcoin futures in one or more countries, which could adversely impact the price of bitcoin and derivatives on bitcoin.

A Fund (or its subsidiaries) may obtain financing to make investments and may obtain leverage through derivative instruments that afford the Fund economic leverage. Therefore, the Funds are subject to leverage risk. Leverage magnifies a Fund’s exposure to declines in the value of one or more underlying reference instruments or creates investment risk with respect to a larger pool of

Stone Ridge Funds	Annual Report	October 31, 2021

Shareholder Letter

assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in a Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. In particular, reinsurance-related securities can quickly lose all or much of their value if a triggering event occurs. Thus, to the extent assets subject to a triggering event are leveraged, the losses could substantially outweigh a Fund’s investment and result in significant losses to the Fund.

The Funds may invest in illiquid or restricted securities, which may be difficult or impossible to sell at a time that a Fund would like without significantly changing the market value of the security.

Each Fund (other than HOMEX) intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code. A Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Funds’ investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS might affect a Fund’s ability to qualify for such treatment.

If, in any year, a Fund (other than HOMEX) were to fail to qualify for treatment as a RIC under the Internal Revenue Code for any reason, and were unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.

HOMEX intends to elect to be taxed as and to qualify for treatment each year as a REIT under the Internal Revenue Code. HOMEX’s investment strategy will potentially be limited by its intention to qualify for treatment as a REIT. An adverse determination or future guidance by the IRS or a change in law might affect HOMEX’s ability to qualify for such treatment.

If, in any year, HOMEX were to fail to qualify for treatment as a REIT under the Internal Revenue Code for any reason, and were unable to cure such failure, HOMEX would be subject to tax on its taxable income at regular corporate rates, and all distributions to shareholders would be taxable as dividends to the extent of HOMEX’s current and accumulated earnings and profits, whether or not attributable to net capital gains.

For additional risks, please refer to the relevant prospectus and statement of additional information.

SHRIX and HOMEX are classified as non-diversified under the 1940 Act. Accordingly, each Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a diversified fund, which may subject it to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

Each of SRRIX and LENDX has an interval fund structure pursuant to which each Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”), subject to approval of the Board of Trustees. In all cases, such repurchases will be for at least 5% and not more than 25% of the relevant Fund’s outstanding shares.

HOMEX has an interval fund structure pursuant to which HOMEX conducts annual repurchase offers of the Fund’s outstanding shares at NAV, subject to approval of the Board of Directors. In all cases, such repurchases will be for at least 5% and not more than 25%, and are currently expected to be for 5%, of HOMEX’s outstanding shares.

In connection with any given repurchase offer, it is possible that a Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. It is possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. The interval funds’ shares are not listed, and these Funds do not currently intend to list their shares for trading on any national securities exchange; the shares are, therefore, not marketable, and you should consider the shares to be illiquid.

The information provided herein should not be construed in any way as tax, capital, accounting, legal or regulatory advice. Investors should seek independent legal and financial advice, including advice as to tax consequences, before making any investment decision. Opinions expressed are subject to change at any time and are not guaranteed and should not be considered investment advice.

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The relevant prospectus contains this and other important information about the investment company. You can obtain an additional copy of the Funds’ and the Portfolios’ most recent periodic reports and certain other regulatory filings by calling 855-609-3680 or visiting www.stoneridgefunds.com for the Funds and www.elementsfunds.com for the Portfolios. The Funds’ prospectuses can be found by visiting:

Stone Ridge High Yield Reinsurance Risk Premium Fund1: Prospectus

Stone Ridge Reinsurance Risk Premium Interval Fund2: Prospectus

Stone Ridge U.S. Hedged Equity Fund1: Prospectus

Stone Ridge Diversified Alternatives Fund1: Prospectus

Stone Ridge Alternative Lending Risk Premium Fund2: Prospectus

Stone Ridge Bitcoin Strategy Fund1: Prospectus

Stone Ridge Residential Real Estate Income Fund I, Inc.2: Prospectus

1Open-end fund, 2Closed-end interval fund

The prospectuses should be read carefully before investing.

The Stone Ridge Funds are distributed by ALPS Distributors, Inc.

Stone Ridge Funds	Annual Report	October 31, 2021

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

FUND PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $25,000,000 made on February 1, 2013 (fund inception). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, returns for the Fund would have been lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED OCTOBER 31, 2021)
	1-year period ended 10/31/2021	5-year period ended 10/31/2021	Since Inception (02/01/13)

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I	2.16%	2.57%	4.52%

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M	1.90%	2.43%	4.36%

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.06%	1.15%	0.71%

Stone Ridge Funds	Annual Report	October 31, 2021

STONE RIDGE U.S. HEDGED EQUITY FUND

FUND PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $500,000 made on May 1, 2013 (fund inception). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, returns for the Fund would have been lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED OCTOBER 31, 2021)
	1-year period ended 10/31/2021	5-year period ended 10/31/2021	Since Inception (05/01/13)

Stone Ridge U.S. Hedged Equity Fund—Class I	25.00%	8.74%	8.00%

Stone Ridge U.S. Hedged Equity Fund—Class M	24.79%	8.58%	7.84%

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.06%	1.15%	0.72%

Stone Ridge Funds	Annual Report	October 31, 2021

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

FUND PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $500,000 made on April 30, 2020 (fund inception). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, returns for the Fund would have been lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

TOTAL RETURNS (FOR PERIOD ENDED OCTOBER 31, 2021)
	1-year period ended 10/31/2021	Since Inception (04/30/20)

Stone Ridge Diversified Alternative Fund — Class I	10.70%	9.97%

Stone Ridge Diversified Alternative Fund — Class M	10.25%	9.68%

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.06%	0.08%

Stone Ridge Funds	Annual Report	October 31, 2021

STONE RIDGE BITCOIN STRATEGY FUND

FUND PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $500,000 made on July 30, 2021 (fund inception). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, returns for the Fund would have been lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

TOTAL RETURNS (FOR PERIOD ENDED OCTOBER 31, 2021)
Since Inception (07/30/21)

Stone Ridge Bitcoin Strategy Fund — Class I	54.00%

Stone Ridge Bitcoin Strategy Fund — Class M	54.00%

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.01%

Stone Ridge Funds	Annual Report	October 31, 2021

ALLOCATION OF PORTFOLIO HOLDINGS AT OCTOBER 31, 2021 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2021	$61,199,275	4.3%

2022	297,122,518	20.9%

2023	265,807,476	18.8%

2024	392,918,390	27.6%

2025	210,687,820	14.9%

2026	71,666,294	5.1%

2031	10,497,375	0.7%

2034	2,502,720	0.2%

Not Applicable(1)	125,333,720	8.9%

Other(2)	(20,359,654)	(1.4%	)
	$1,417,375,934

STONE RIDGE U.S. HEDGED EQUITY FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Purchased Options	$1,410	0.0%

Short-Term Investments	43,648,373	100.4%

Liabilities in Excess of Other Assets(3)	(164,424)	(0.4%	)
	$43,485,359

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Asset-Backed Securities	$12,053,281	5.6%

Investment Companies	109,667,618	51.1%

Purchased Options	53,151	0.0%

Short-Term Investments	91,538,564	42.7%

Other Assets in Excess of Liabilities(3)	1,236,539	0.6%
	$214,549,153

STONE RIDGE BITCOIN STRATEGY FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Foreign Government Agency	$6,579,262	37.3%

Short-Term Investments	20,222,867	114.7%

Liabilities in Excess of Other Assets(3)	(9,178,420)	(52.0%	)
	$17,623,709

(1)	Preference shares do not have maturity dates.
(2)	Cash, cash equivalents, short-term investments and liabilities in excess of other assets.
(3)	Cash, cash equivalents and liabilities in excess of other assets.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Management’s Discussion of Fund Performance

The Stone Ridge High Yield Reinsurance Risk Premium Fund is designed to capture the reinsurance risk premium by investing in a broad set of reinsurance-related securities, primarily focused on higher yielding catastrophe bonds. For the twelve months ended October 31, 2021, the Fund’s total return was 2.16%. The Fund’s performance is largely based on the occurrence or non-occurrence of natural or non-natural catastrophe events or other loss events around the world, which impact the performance of reinsurance-related securities. The Fund’s exposures span many different regions and types of events covered. There were a number of natural and non-natural catastrophes around the world (most significantly, Winter Storm Uri, flooding in Germany, and Hurricane Ida) that negatively impacted some of the Fund’s risk exposures, and, therefore, negatively impacted Fund performance. As catastrophe bonds are typically focused on out-of-the-money exposures, the Fund return was positive during this period as many catastrophe bonds were not impacted by these events.

The Stone Ridge U.S Hedged Equity Fund seeks to deliver equity market exposure with lower volatility and lower drawdowns than investing in equities directly. The majority of Fund performance is generated from the receipt of premiums from written put options on equity indices. The Fund fully collateralizes the written put options with short-term U.S. Treasury securities, which in turn provide a secondary source of return. The Fund further seeks to limit participation in equity market declines by purchasing options of a lower strike than it has sold. In September 2021, the S&P 500 Index returned -4.76%, while the Fund returned -2.56%, thus experiencing a lower drawdown than if one had invested in the S&P 500 Index directly. During the fiscal year ending October 31, 2021, the Fund performed as expected by delivering a majority of S&P 500 Index total returns but with lower realized volatility than that of the S&P 500 Index itself. For the 12 months ended October 31, 2021, the Fund’s total return was 25.00%.

The Stone Ridge Diversified Alternatives Fund seeks to generate positive returns through exposure to a diversified set of risk premiums. These risk premiums include reinsurance, market risk transfer, style premium investing, alternative lending, single family real estate and bitcoin. The reinsurance risk premium strategy seeks to generate returns by investing in insurance-linked securities, such as catastrophe bonds, that provide counterparties protection against catastrophic events such as hurricanes or other natural disasters. The market risk transfer strategy seeks to generate returns through the sale of call and put options that provide counterparties with protection against changes in the market price of various assets such as oil or wheat. Style premium investing seeks to generate returns by investing in assets with certain well-known risk characteristics such as value, momentum and carry that have historically rewarded investors with higher returns. The style premium strategy generally holds both long and short positions to gain exposure to the desired risk characteristics while reducing correlation to traditional investments. Alternative lending seeks to generate returns by buying and selling consumer and small business loans originated through non-traditional lending marketplaces. Single family real estate seeks to generate returns by investing in securities related to single family rental homes. Bitcoin seeks to generate returns by selling put options on bitcoin futures contracts and/or investing in pooled investment vehicles, such as registered or private funds, that themselves invest in bitcoin.

During the fiscal year ending October 31, 2021, implied volatility was generally higher than realized volatility, particularly in the equities and agriculture sleeves and therefore the market risk transfer strategy was a positive contributor to Fund returns. Within the style premium strategy, commodity assets were generally positive during the fiscal year, while negative returns from equity exposures detracted. The Fund’s exposure to the catastrophe risk premium through its investment in the High Yield Reinsurance Fund was a modest positive contributor to fund returns. Please see above for additional commentary. Alternative lending and single-family real estate each added to Fund returns as loan delinquencies and rental yields, respectively, remained in line with expectations. The bitcoin strategy was a slight detractor to Fund returns. Although the price of bitcoin was higher at the end of the fiscal year, there was a significant drawdown in May 2021, during which time the Fund’s written put options expired in-the-money, creating a loss for the Fund. For the 12 months ended October 31, 2021, the Fund’s total return was 10.70%

The Stone Ridge Bitcoin Strategy Fund seeks to invest in bitcoin futures contracts and in pooled investment vehicles that invest directly or indirectly in bitcoin so that the total value of the bitcoin to which the Fund has economic exposure is between 100% and 125% of the net assets of the Fund. The Fund does not invest in bitcoin or other digital assets directly. The Fund will generally experience positive performance when the price of bitcoin increases and negative performance when the price of bitcoin decreases. The Fund is also exposed to the difference between the current market price of bitcoin (the “spot” price) and the price of the futures contracts, also known as the “futures basis.” Historically, bitcoin futures have generally traded at a premium to the spot price, meaning that the futures basis has been

Stone Ridge Funds	Annual Report	October 31, 2021

Management’s Discussion of Fund Performance

negative on average. A negative futures basis will generally cause the Fund to underperform a direct investment in bitcoin. Over the period covered by this report, bitcoin continued to experience increased adoption among institutional investors and further continued its trend toward wider acceptance by the investing public, as evidenced by the launch of the first bitcoin futures-based exchange-traded fund (“ETF”) in October 2021. Market anticipation of the ETF launch in particular coincided with significant appreciation in the price of bitcoin. Since Fund inception, the futures basis has been, on average, negative. From fund inception on July 30, 2021 to October 31, 2021, bitcoin experienced a 57.48% increase in price as measured by the S&P Bitcoin Index, while for the same period the Fund’s total return was 54.00%. Fund performance resulted from bitcoin price appreciation that was partially offset by the impact of the negative futures basis.

Stone Ridge Funds	Annual Report	October 31, 2021

Schedule of Investments	as of October 31, 2021

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT		VALUE
EVENT LINKED BONDS - 86.7%
Europe - 0.0% (a)
Earthquake - 0.0% (a)
Azzurro Re II Class A (3 Month Euribor + 4.500%), 01/17/2024 (b)(c)(d)(e) (Cost: $487,485; Original Acquisition Date: 07/06/2020)	EUR	431,000	$503,344

Global - 15.0%
Earthquake - 1.8%
Acorn Re 2018-1 Class A (3 Month Libor USD + 2.750%), 11/10/2021 (b)(c)(d)(e)(f)(g) (Cost: $10,836,434; Original Acquisition Date: 07/03/2018)		$10,837,000	10,835,916
Acorn Re 2021-1 Class A (T-Bill 3 Month + 2.500%), 11/07/2024 (b)(c)(d)(e) (Cost: $13,000,000; Original Acquisition Date: 10/25/2021)		13,000,000	12,999,350
IBRD CAR 123 Class A (3 Month Libor USD + 5.500%), 12/02/2022 (b)(c)(d)(e) (Cost: $1,815,089; Original Acquisition Date: 11/15/2019)		1,812,000	1,815,080

			25,650,346

Mortality/Longevity/Disease - 0.2%
Chesterfield 2014-1 4.500%, 12/15/2034 (d)(e)(h) (Cost: $2,475,000; Original Acquisition Date: 12/11/2014)		2,475,000	2,502,720

Multiperil - 13.0%
2001 Cat Re 2020-1 Class A (T-Bill 3 Month + 12.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $5,750,000; Original Acquisition Date: 11/13/2020)		5,750,000	5,948,663
3264 Re 2020-1 Class A (T-Bill 3 Month + 9.750%), 02/07/2023 (b)(c)(d)(e) (Cost: $1,500,000; Original Acquisition Date: 01/17/2020)		1,500,000	1,539,375
Atlas Capital 2020 DAC 2020-1 (T-Bill 3 Month + 8.700%), 06/10/2024 (b)(c)(d)(e)(f) (Cost: $7,865,000; Original Acquisition Date: 04/23/2020)		7,865,000	8,338,473
Atlas Capital UK 2018 PLC (3 Month Libor USD + 7.040%), 06/07/2022 (b)(c)(d)(e) (Cost: $8,750,000; Original Acquisition Date: 05/25/2018)		8,750,000	8,794,625

	PRINCIPAL AMOUNT	VALUE
Multiperil - 13.0% (continued)
Atlas Capital UK 2019 PLC 2019-1 (3 Month Libor USD + 12.240%), 06/07/2023 (b)(c)(d)(e)(f) (Cost: $4,436,000; Original Acquisition Date: 05/24/2019)	$4,436,000	$4,700,829
Claveau Re 2021-1 Class A (T-Bill 3 Month + 17.250%), 07/08/2025 (b)(c)(d)(e) (Cost: $10,000,000; Original Acquisition Date: 07/01/2021)	10,000,000	9,895,000
Herbie Re 2021-1 Class A (T-Bill 3 Month + 17.250%), 06/06/2025 (b)(c)(d)(e) (Cost: $5,750,000; Original Acquisition Date: 05/19/2021)	5,750,000	5,588,425
Hypatia Ltd. 2020-1 Class A (T-Bill 3 Month + 7.275%), 06/07/2023 (b)(c)(d)(e)(f) (Cost: $3,763,000; Original Acquisition Date: 07/10/2020)	3,763,000	3,967,895
Hypatia Ltd. 2020-1 Class B (T-Bill 3 Month + 10.375%), 06/07/2023 (b)(c)(d)(e) (Cost: $5,789,000; Original Acquisition Date: 07/10/2020)	5,789,000	6,162,101
Kendall Re 2021-1 Class A (T-Bill 3 Month + 4.000%), 05/02/2024 (b)(c)(d)(e) (Cost: $11,250,000; Original Acquisition Date: 04/19/2021)	11,250,000	11,075,625
Kendall Re 2021-1 Class B (T-Bill 3 Month + 6.250%), 05/02/2024 (b)(c)(d)(e) (Cost: $8,500,000; Original Acquisition Date: 04/19/2021)	8,500,000	8,491,925
Kilimanjaro III Re 2021-1 Class A-1 (T-Bill 3 Month + 11.250%), 04/21/2025 (b)(c)(d)(e) (Cost: $8,259,213; Original Acquisition Date: 04/08/2021)	8,250,000	8,368,388
Kilimanjaro III Re 2021-1 Class B-1 (T-Bill 3 Month + 4.500%), 04/21/2025 (b)(c)(d)(e) (Cost: $2,500,000; Original Acquisition Date: 04/08/2021)	2,500,000	2,540,750
Kilimanjaro III Re 2021-1 Class C-1 (T-Bill 3 Month + 4.250%), 04/21/2025 (b)(c)(d)(e) (Cost: $2,250,000; Original Acquisition Date: 04/08/2021)	2,250,000	2,315,250
Kilimanjaro III Re 2021-2 Class A-2 (T-Bill 3 Month + 11.250%), 04/20/2026 (b)(c)(d)(e)(f) (Cost: $6,750,000; Original Acquisition Date: 04/08/2021)	6,750,000	6,804,675

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Schedule of Investments	as of October 31, 2021

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 13.0% (continued)
Kilimanjaro III Re 2021-2 Class B-2 (T-Bill 3 Month + 4.500%), 04/20/2026 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 04/08/2021)	$3,000,000	$3,049,200
Kilimanjaro III Re 2021-2 Class C-2 (T-Bill 3 Month + 4.250%), 04/20/2026 (b)(c)(d)(e)(f) (Cost: $2,750,000; Original Acquisition Date: 04/08/2021)	2,750,000	2,822,600
Kilimanjaro Re II 2017-2 Class A-2 (6 Month Libor USD + 10.610%), 04/20/2022 (b)(c)(d)(e) (Cost: $1,571,000; Original Acquisition Date: 04/06/2017)	1,571,000	1,553,876
Kilimanjaro Re II 2017-2 Class B-2 (6 Month Libor USD + 7.910%), 04/20/2022 (b)(c)(d)(e) (Cost: $2,357,000; Original Acquisition Date: 04/06/2017)	2,357,000	2,370,906
Kilimanjaro Re II 2017-2 Class C-2 (6 Month Libor USD + 6.300%), 04/20/2022 (b)(c)(d)(e)(f) (Cost: $6,251,000; Original Acquisition Date: 04/06/2017)	6,260,000	6,318,531
Matterhorn Re Ltd 2020-2 Class A (T-Bill 3 Month + 5.000%), 01/08/2024 (b)(c)(d)(e)(g) (Cost: $7,405,871; Original Acquisition Date: 01/29/2020)	7,451,000	7,391,392
Northshore Re 2018-1 Class A (3 Month Libor USD + 8.010%), 07/08/2022 (b)(c)(d)(e)(f) (Cost: $19,011,386; Original Acquisition Date: 07/02/2018)	19,010,000	19,260,932
Northshore Re II 2019-1 Class A (T-Bill 3 Month + 7.310%), 07/07/2023 (b)(c)(d)(e)(f) (Cost: $14,476,274; Original Acquisition Date: 06/21/2019)	14,095,000	14,694,742
Sakura Re 2021-1 Class A (T-Bill 3 Month + 2.250%), 04/07/2025 (b)(c)(d)(e) (Cost: $6,250,000; Original Acquisition Date: 03/24/2021)	6,250,000	6,362,188
Sakura Re 2021-1 Class B (T-Bill 3 Month + 4.000%), 04/07/2025 (b)(c)(d)(e) (Cost: $10,250,000; Original Acquisition Date: 03/24/2021)	10,250,000	10,416,050
Vista Re 2021-1 Class A (T-Bill 3 Month + 6.750%), 05/21/2024 (b)(c)(d)(e)(f) (Cost: $15,000,000; Original Acquisition Date: 04/26/2021)	15,000,000	15,229,500

		184,001,916

		212,154,982

	PRINCIPAL AMOUNT		VALUE
Great Britain - 0.2%
Terrorism - 0.2%
Baltic PCC 2019-1 Class A (T-Bill 3 Month + 6.090%), 03/07/2022 (b)(c)(d)(e)(h) (Cost: $2,906,566; Original Acquisition Date: 02/15/2019)	GBP	2,300,000	$3,147,667

Jamaica - 1.1%
Windstorm - 1.1%
IBRD CAR 130 (SOFR + 4.450%), 12/29/2023 (b)(c)(d)(e) (Cost: $16,000,000; Original Acquisition Date: 07/19/2021)		$16,000,000	16,212,000

Japan - 5.5%
Earthquake - 4.1%
Kizuna Re III 2021-1 Class A (T-Bill 3 Month + 2.000%), 04/07/2026 (b)(c)(d)(e) (Cost: $2,000,000; Original Acquisition Date: 03/22/2021)		2,000,000	2,004,000
Nakama Re 2018-1 Class 1 (3 Month Libor USD + 2.000%), 04/13/2023 (b)(c)(d)(e)(f) (Cost: $15,240,196; Original Acquisition Date: 02/22/2018)		15,256,000	15,253,711
Nakama Re 2018-1 Class 2 (3 Month Libor USD + 3.000%), 04/13/2023 (b)(c)(d)(e)(f)(g) (Cost: $6,618,010; Original Acquisition Date: 02/22/2018)		6,638,000	6,654,263
Nakama Re 2020-1 Class 1 (T-Bill 3 Month + 2.200%), 01/07/2025 (b)(c)(d)(e) (Cost: $1,129,000; Original Acquisition Date: 02/04/2020)		1,129,000	1,133,968
Nakama Re Pte. 2021-1 Class 1 (T-Bill 3 Month + 2.050%), 10/13/2026 (b)(c)(d)(e) (Cost: $22,000,000; Original Acquisition Date: 09/22/2021)		22,000,000	22,000,000
Nakama Re Pte. 2021-1 Class 2 (T-Bill 3 Month + 2.750%), 10/13/2026 (b)(c)(d)(e) (Cost: $10,250,000; Original Acquisition Date: 09/22/2021)		10,250,000	10,250,000

			57,295,942

Multiperil - 1.4%
Akibare Re 2018-1 Class A (3 Month Libor USD + 1.930%), 04/07/2022 (b)(c)(d)(e)(f)(g) (Cost: $9,105,180; Original Acquisition Date: 03/22/2018)		9,195,000	9,213,390

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Schedule of Investments	as of October 31, 2021

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 1.4% (continued)
Akibare Re 2018-1 Class B (3 Month Libor USD + 1.900%), 04/07/2022 (b)(c)(d)(e)(f)(g) (Cost: $7,474,003; Original Acquisition Date: 03/22/2018)	$7,513,000	$7,523,894
Umigame Re 2021-1 Class A-1 (T-Bill 3 Month + 2.250%), 04/07/2025 (b)(c)(d)(e) (Cost: $1,750,000; Original Acquisition Date: 06/18/2021)	1,750,000	1,759,800
Umigame Re 2021-1 Class A-2 (T-Bill 3 Month + 2.500%), 04/07/2025 (b)(c)(d)(e) (Cost: $1,000,000; Original Acquisition Date: 06/18/2021)	1,000,000	1,006,600
Umigame Re 2021-1 Class B (T-Bill 3 Month + 4.750%), 04/07/2025 (b)(c)(d)(e) (Cost: $750,000; Original Acquisition Date: 06/18/2021)	750,000	761,475

		20,265,159

		77,561,101

Mexico - 1.2%
Earthquake - 0.6%
IBRD CAR 125 Class A (3 Month Libor USD + 3.500%), 03/13/2024 (b)(c)(d)(e)(g) (Cost: $5,631,000; Original Acquisition Date: 03/12/2020)	5,631,000	5,661,689
IBRD CAR 126 Class B (3 Month Libor USD + 9.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,127,882; Original Acquisition Date: 03/12/2020)	3,111,000	3,130,288

		8,791,977

Windstorm - 0.6%
IBRD CAR 127 Class C (3 Month Libor USD + 10.000%), 03/13/2024 (b)(c)(d)(e)(g) (Cost: $7,551,026; Original Acquisition Date: 02/28/2020)	7,521,000	7,814,695

		16,606,672

United States - 63.7%
Earthquake - 9.6%
Merna Re II 2019-1 Class A (T-Bill 3 Month + 2.000%), 04/07/2022 (b)(c)(d)(e) (Cost: $1,991,412; Original Acquisition Date: 03/24/2020)	2,000,000	2,000,900
Merna Re II 2021-1 Class A (T-Bill 3 Month + 3.750%), 04/05/2024 (b)(c)(d)(e)(f) (Cost: $3,500,000; Original Acquisition Date: 03/26/2021)	3,500,000	3,546,200

	PRINCIPAL AMOUNT	VALUE
Earthquake - 9.6% (continued)
Phoenician Re Ltd. 2020-1 Class A (T-Bill 3 Month + 3.000%), 12/14/2023 (b)(c)(d)(e)(f) (Cost: $5,000,000; Original Acquisition Date: 11/24/2020)	$5,000,000	$5,081,000
Phoenician Re Ltd. 2020-2 Class A (T-Bill 3 Month + 2.900%), 12/14/2023 (b)(c)(d)(e)(f) (Cost: $3,000,000; Original Acquisition Date: 12/08/2020)	3,000,000	3,047,700
Sierra 2020-1 Class A (T-Bill 3 Month + 3.250%), 12/28/2022 (b)(c)(d)(e)(g) (Cost: $2,000,000; Original Acquisition Date: 12/20/2019)	2,000,000	2,021,000
Sierra 2020-1 Class B (T-Bill 3 Month + 5.750%), 12/28/2022 (b)(c)(d)(e)(g) (Cost: $3,750,000; Original Acquisition Date: 12/20/2019)	3,750,000	3,801,750
Sierra 2021-1 Class A (T-Bill 3 Month + 2.700%), 01/31/2024 (b)(c)(d)(e)(f) (Cost: $2,250,000; Original Acquisition Date: 01/25/2021)	2,250,000	2,259,337
Sierra 2021-1 Class B (T-Bill 3 Month + 4.750%), 01/31/2024 (b)(c)(d)(e)(g) (Cost: $1,000,000; Original Acquisition Date: 01/25/2021)	1,000,000	1,003,200
Sutter Re 2020-2 Class A (T-Bill 3 Month + 5.040%), 06/06/2022 (b)(c)(d)(e)(g) (Cost: $16,781,000; Original Acquisition Date: 05/13/2020)	16,781,000	17,014,256
Sutter Re 2020-2 Class F (T-Bill 3 Month + 8.660%), 06/06/2022 (b)(c)(d)(e) (Cost: $15,523,000; Original Acquisition Date: 05/13/2020)	15,523,000	15,796,205
Torrey Pines Re 2021-1 Class A (T-Bill 3 Month + 4.000%), 06/07/2024 (b)(c)(d)(e)(f) (Cost: $7,000,000; Original Acquisition Date: 03/12/2021)	7,000,000	7,014,000
Torrey Pines Re 2021-1 Class B (T-Bill 3 Month + 5.250%), 06/07/2024 (b)(c)(d)(e) (Cost: $12,758,375; Original Acquisition Date: 03/12/2021)	12,750,000	12,863,475
Ursa Re 2019-1 Class C (T-Bill 3 Month + 5.750%), 12/10/2022 (b)(c)(d)(e)(f)(g) (Cost: $21,348,563; Original Acquisition Date: 11/20/2019)	21,348,000	21,835,802

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Schedule of Investments	as of October 31, 2021

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Earthquake - 9.6% (continued)
Ursa Re II 2020-1 Class AA (T-Bill 3 Month + 3.750%), 12/07/2023 (b)(c)(d)(e)(f) (Cost: $12,451,647; Original Acquisition Date: 10/08/2020)	$12,317,000	$12,698,211
Ursa Re II 2020-1 Class D (T-Bill 3 Month + 6.250%), 12/07/2023 (b)(c)(d)(e)(f) (Cost: $14,697,000; Original Acquisition Date: 10/08/2020)	14,697,000	15,122,478
Ursa Re II 2021-1 Class F (T-Bill 3 Month + 6.250%), 12/06/2024 (b)(c)(d)(e)(f) (Cost: $9,750,000; Original Acquisition Date: 02/25/2021)	9,750,000	9,896,738
Wrigley Re 2021-1 Class A (T-Bill 3 Month + 2.400%), 07/08/2024 (b)(c)(d)(e) (Cost: $750,000; Original Acquisition Date: 06/17/2021)	750,000	750,225

		135,752,477

Fire - 1.3%
Power Protective Re 2020-1 Class A (T-Bill 3 Month + 10.750%), 12/15/2023 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 12/03/2020)	4,000,000	3,979,800
Power Protective Re 2021-1 Class A (T-Bill 3 Month + 15.000%), 10/09/2024 (b)(c)(d)(e) (Cost: $2,750,000; Original Acquisition Date: 09/29/2021)	2,750,000	2,747,662
SD Re 2020-1 Class A (T-Bill 3 Month + 9.750%), 07/14/2023 (b)(c)(d)(e)(g) (Cost: $1,438,000; Original Acquisition Date: 07/02/2020)	1,438,000	1,441,092
SD Re 2021-1 Class A (T-Bill 3 Month + 8.750%), 11/19/2031 (b)(c)(d)(e) (Cost: $2,750,000; Original Acquisition Date: 10/18/2021)	2,750,000	2,749,312
SD Re 2021-1 Class B (T-Bill 3 Month + 9.250%), 11/19/2031 (b)(c)(d)(e) (Cost: $7,750,000; Original Acquisition Date: 10/18/2021)	7,750,000	7,748,063

		18,665,929

Flood - 5.7%
FloodSmart Re 2019 Class A (T-Bill 3 Month + 11.830%), 03/07/2022 (b)(c)(d)(e)(f) (Cost: $17,734,115; Original Acquisition Date: 12/04/2019)	17,797,000	17,436,611

	PRINCIPAL AMOUNT	VALUE
Flood - 5.7% (continued)
FloodSmart Re 2019 Class B (T-Bill 3 Month + 15.080%), 03/07/2022 (b)(c)(d)(e) (Cost: $2,110,278; Original Acquisition Date: 04/10/2019)	$2,118,000	$2,052,342
FloodSmart Re 2020 Class A (T-Bill 3 Month + 11.580%), 02/27/2023 (b)(c)(d)(e)(f)(g) (Cost: $24,998,070; Original Acquisition Date: 02/14/2020)	25,014,000	24,408,661
FloodSmart Re 2020 Class B (T-Bill 3 Month + 15.080%), 02/27/2023 (b)(c)(d)(e)(f) (Cost: $9,000,000; Original Acquisition Date: 02/14/2020)	9,000,000	8,748,450
FloodSmart Re 2021-1 Class A (T-Bill 3 Month + 13.000%), 03/01/2024 (b)(c)(d)(e)(f) (Cost: $21,500,000; Original Acquisition Date: 02/16/2021)	21,500,000	20,533,575
FloodSmart Re 2021-1 Class B (T-Bill 3 Month + 16.750%), 03/01/2024 (b)(c)(d)(e)(f) (Cost: $7,020,772; Original Acquisition Date: 02/16/2021)	7,000,000	6,632,500

		79,812,139

Mortality/Longevity/Disease - 2.2%
La Vie Re 2020-1 Class A (3 Month Libor USD + 2.850%), 10/06/2023 (b)(c)(d)(e)(f) (Cost: $2,250,000; Original Acquisition Date: 10/19/2020)	2,250,000	2,250,000
Vita Capital VI 2021-1 Class B (SOFR + 3.124%), 01/08/2026 (b)(c)(d)(e) (Cost: $8,000,000; Original Acquisition Date: 07/02/2021)	8,000,000	7,998,800
Vitality Re IX 2018 Class A (T-Bill 3 Month + 1.600%), 01/10/2022 (b)(c)(d)(e)(f) (Cost: $3,240,094; Original Acquisition Date: 09/24/2019)	3,250,000	3,233,262
Vitality Re IX 2018 Class B (T-Bill 3 Month + 1.750%), 01/10/2022 (b)(c)(d)(e)(f) (Cost: $1,250,123; Original Acquisition Date: 09/24/2019)	1,250,000	1,241,000
Vitality Re X 2019 Class B (T-Bill 3 Month + 2.000%), 01/10/2023 (b)(c)(d)(e)(f) (Cost: $3,714,039; Original Acquisition Date: 01/17/2019)	3,750,000	3,658,125
Vitality Re XI Limited 2020 Class A (T-Bill 3 Month + 1.500%), 01/09/2024 (b)(c)(d)(e)(f) (Cost: $2,174,901; Original Acquisition Date: 01/23/2020)	2,200,000	2,141,480

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Schedule of Investments	as of October 31, 2021

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Mortality/Longevity/Disease - 2.2% (continued)
Vitality Re XI Limited 2020 Class B (T-Bill 3 Month + 1.800%), 01/09/2024 (b)(c)(d)(e)(f) (Cost: $3,645,342; Original Acquisition Date: 01/23/2020)	$3,750,000	$3,617,438
Vitality Re XII 2021 Class A (T-Bill 3 Month + 2.250%), 01/07/2025 (b)(c)(d)(e)(f) (Cost: $4,500,000; Original Acquisition Date: 01/29/2021)	4,500,000	4,459,725
Vitality Re XII 2021 Class B (T-Bill 3 Month + 2.750%), 01/07/2025 (b)(c)(d)(e)(f) (Cost: $3,000,000; Original Acquisition Date: 01/29/2021)	3,000,000	2,933,700

		31,533,530

Multiperil - 26.5%
Armor Re II 2019-1 Class A (T-Bill 3 Month + 6.420%), 06/08/2022 (b)(c)(d)(e) (Cost: $9,010,250; Original Acquisition Date: 05/09/2019)	9,031,000	9,193,558
Bonanza Re 2020-1 Class A (T-Bill 3 Month + 4.870%), 02/20/2024 (b)(c)(d)(e) (Cost: $11,349,005; Original Acquisition Date: 02/13/2020)	11,275,000	11,535,452
Bowline 2018-1 Class A (T-Bill 3 Month + 4.760%), 05/23/2022 (b)(c)(d)(e)(f) (Cost: $16,934,582; Original Acquisition Date: 08/21/2018)	16,938,000	17,139,562
Bowline Re 2019-1 Class A (T-Bill 3 Month + 4.500%), 03/20/2023 (b)(c)(d)(e)(f) (Cost: $4,017,000; Original Acquisition Date: 03/08/2019)	4,017,000	4,100,152
Bowline Re 2019-1 Class B (T-Bill 3 Month + 8.850%), 03/20/2023 (b)(c)(d)(e)(g) (Cost: $5,431,962; Original Acquisition Date: 03/08/2019)	5,438,000	5,569,600
Caelus Re 2018-1 Class A (T-Bill 3 Month + 0.500%), 06/09/2025 (b)(c)(d)(e) (Cost: $2,319,000; Original Acquisition Date: 05/04/2018)	2,319,000	1,762,440
Caelus Re 2018-1 Class B (T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(h) (Cost: $1,902,959; Original Acquisition Date: 05/04/2018)	1,905,000	180,975
Caelus Re 2018-1 Class C (T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(h) (Cost: $2,782,000; Original Acquisition Date: 05/04/2018)	2,782,000	14,049

	PRINCIPAL AMOUNT	VALUE
Multiperil - 26.5% (continued)
Caelus Re 2018-1 Class D (T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(h) (Cost: $464,000; Original Acquisition Date: 05/04/2018)	$464,000	$2,343
Caelus Re 2020-1 Class A-1 (T-Bill 3 Month + 5.380%), 06/07/2023 (b)(c)(d)(e) (Cost: $6,820,065; Original Acquisition Date: 02/20/2020)	6,865,000	7,076,099
Caelus Re 2020-1 Class B-1 (T-Bill 3 Month + 5.380%), 06/07/2024 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 02/20/2020)	4,000,000	4,155,600
Caelus Re V 2017-1 Class B (T-Bill 3 Month + 0.100%), 06/05/2024 (b)(c)(d)(e)(h) (Cost: $129,700; Original Acquisition Date: 04/27/2017)	129,700	58,365
Caelus Re V 2017-1 Class C (T-Bill 3 Month + 0.100%), 06/05/2023 (b)(c)(d)(e)(h) (Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	41,500
Caelus Re V 2017-1 Class D (T-Bill 3 Month + 0.100%), 06/05/2023 (b)(c)(d)(e)(h) (Cost: $366,684; Original Acquisition Date: 04/27/2017)	366,684	37
Easton Re 2020-1 Class A (T-Bill 3 Month + 4.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $2,353,000; Original Acquisition Date: 12/15/2020)	2,353,000	2,379,589
Espada Reinsurance 2016-1 Class 20 (T-Bill 3 Month + 0.500%), 12/06/2021 (b)(c)(d)(e)(h) (Cost: $152,255; Original Acquisition Date: 02/12/2016)	152,255	45,677
Four Lakes Re 2020-1 Class A (T-Bill 3 Month + 7.000%), 01/05/2024 (b)(c)(d)(e) (Cost: $750,000; Original Acquisition Date: 11/05/2020)	750,000	762,825
Four Lakes Re 2020-1 Class B (T-Bill 3 Month + 9.500%), 01/05/2024 (b)(c)(d)(e) (Cost: $3,790,000; Original Acquisition Date: 11/05/2020)	3,750,000	3,815,625
Galileo Re 2019-1 Class C (T-Bill 3 Month + 9.870%), 01/08/2024 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 12/06/2019)	3,000,000	3,043,950

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Schedule of Investments	as of October 31, 2021

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 26.5% (continued)
Galileo Re 2019-1 Class D (T-Bill 3 Month + 8.070%), 01/08/2024 (b)(c)(d)(e)(g) (Cost: $2,000,000; Original Acquisition Date: 12/06/2019)	$2,000,000	$2,025,000
Golden State Re II 2018-1 Class A (3 Month Libor USD + 2.200%), 01/08/2023 (b)(c)(d)(e)(f) (Cost: $7,250,000; Original Acquisition Date: 11/29/2018)	7,250,000	7,260,875
Herbie Re 2020-1 Class A (T-Bill 3 Month + 9.130%), 07/08/2024 (b)(c)(d)(e) (Cost: $6,899,000; Original Acquisition Date: 06/09/2020)	6,899,000	6,003,510
Herbie Re 2020-2 Class A (T-Bill 3 Month + 6.250%), 01/08/2025 (b)(c)(d)(e) (Cost: $1,250,000; Original Acquisition Date: 10/19/2020)	1,250,000	1,301,812
Herbie Re 2020-2 Class B (T-Bill 3 Month + 9.000%), 01/08/2025 (b)(c)(d)(e) (Cost: $1,000,000; Original Acquisition Date: 10/19/2020)	1,000,000	1,048,000
Herbie Re 2020-2 Class C (T-Bill 3 Month + 16.000%), 01/06/2023 (b)(c)(d)(e) (Cost: $1,277,964; Original Acquisition Date: 10/19/2020)	1,250,000	1,125,250
Kilimanjaro III Re 2019-1 Class A-1 (T-Bill 3 Month + 16.660%), 12/19/2023 (b)(c)(d)(e) (Cost: $6,750,000; Original Acquisition Date: 12/09/2019)	6,750,000	6,514,425
Kilimanjaro III Re 2019-1 Class A-2 (T-Bill 3 Month + 16.660%), 12/19/2024 (b)(c)(d)(e) (Cost: $10,878,103; Original Acquisition Date: 12/09/2019)	11,117,000	10,709,562
Kilimanjaro III Re 2019-1 Class B-1 (T-Bill 3 Month + 9.910%), 12/19/2023 (b)(c)(d)(e) (Cost: $12,500,000; Original Acquisition Date: 12/09/2019)	12,500,000	12,868,125
Kilimanjaro III Re 2019-1 Class B-2 (T-Bill 3 Month + 9.910%), 12/19/2024 (b)(c)(d)(e)(f) (Cost: $9,250,000; Original Acquisition Date: 12/09/2019)	9,250,000	9,585,312
Kilimanjaro Re 2018-1 Class A-1 (3 Month Libor USD + 13.610%), 05/06/2022 (b)(c)(d)(e) (Cost: $12,861,245; Original Acquisition Date: 04/21/2020)	12,979,000	12,910,211

	PRINCIPAL AMOUNT	VALUE
Multiperil - 26.5% (continued)
Kilimanjaro Re 2018-1 Class B-1 (3 Month Libor USD + 4.940%), 05/06/2022 (b)(c)(d)(e)(f) (Cost: $8,030,860; Original Acquisition Date: 04/18/2018)	$8,036,000	$8,147,299
Kilimanjaro Re 2018-2 Class A-2 (3 Month Libor USD + 13.610%), 05/05/2023 (b)(c)(d)(e) (Cost: $6,798,572; Original Acquisition Date: 04/23/2021)	6,840,000	6,750,396
Kilimanjaro Re 2018-2 Class B-2 (3 Month Libor USD + 4.940%), 05/05/2023 (b)(c)(d)(e)(f) (Cost: $4,305,000; Original Acquisition Date: 04/18/2018)	4,305,000	4,362,041
Long Point Re III 2018-1 Class A (T-Bill 3 Month + 2.750%), 06/01/2022 (b)(c)(d)(e)(f) (Cost: $16,199,249; Original Acquisition Date: 05/17/2018)	16,196,000	16,276,170
MetroCat Re 2020-1 Class A (T-Bill 3 Month + 5.500%), 05/08/2023 (b)(c)(d)(e)(f) (Cost: $3,568,404; Original Acquisition Date: 05/06/2020)	3,533,000	3,623,445
Mona Lisa Re 2020-1 Class A (T-Bill 3 Month + 7.500%), 01/09/2023 (b)(c)(d)(e)(g) (Cost: $7,750,000; Original Acquisition Date: 12/30/2019)	7,750,000	7,881,362
Mona Lisa Re 2020-1 Class B (T-Bill 3 Month + 8.000%), 01/09/2023 (b)(c)(d)(e)(g) (Cost: $6,500,000; Original Acquisition Date: 12/30/2019)	6,500,000	6,602,050
Mona Lisa Re 2021-1 Class A (T-Bill 3 Month + 7.000%), 07/08/2025 (b)(c)(d)(e) (Cost: $9,750,000; Original Acquisition Date: 06/22/2021)	9,750,000	9,871,875
Mystic Re IV 2021-1 Class A (T-Bill 3 Month + 9.000%), 01/08/2024 (b)(c)(d)(e)(f) (Cost: $3,138,000; Original Acquisition Date: 12/15/2020)	3,138,000	3,225,864
Mystic Re IV 2021-2 Class A (T-Bill 3 Month + 9.955%), 01/08/2025 (b)(c)(d)(e) (Cost: $9,750,000; Original Acquisition Date: 06/09/2021)	9,750,000	9,805,575
Mystic Re IV 2021-2 Class B (T-Bill 3 Month + 19.458%), 01/08/2025 (b)(c)(d)(e) (Cost: $2,250,000; Original Acquisition Date: 06/09/2021)	2,250,000	2,280,825

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Schedule of Investments	as of October 31, 2021

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 26.5% (continued)
Northshore Re II 2021-1 Class A (T-Bill 3 Month + 5.750%), 01/08/2024 (b)(c)(d)(e) (Cost: $7,500,000; Original Acquisition Date: 12/02/2020)	$7,500,000	$7,768,875
Putnam Re Pte. Ltd. 2021-1 Class A (T-Bill 3 Month + 5.500%), 06/07/2024 (b)(c)(d)(e) (Cost: $4,250,000; Original Acquisition Date: 05/21/2021)	4,250,000	4,373,675
Residential Re 2016-I Class 10 (T-Bill 3 Month + 0.500%), 12/06/2021 (b)(c)(d)(e)(h) (Cost: $701,983; Original Acquisition Date: 04/28/2016)	701,983	17,550
Residential Re 2017-II Class 2 (T-Bill 3 Month + 12.820%), 12/02/2021 (b)(c)(d)(e) (Cost: $1,256,814; Original Acquisition Date: 05/27/2020)	1,261,000	1,252,740
Residential Re 2018-I Class 13 (T-Bill 3 Month + 3.460%), 06/06/2022 (b)(c)(d)(e) (Cost: $6,392,798; Original Acquisition Date: 04/30/2018)	6,397,000	6,424,507
Residential Re 2018-II Class 2 (T-Bill 3 Month + 11.650%), 12/06/2022 (b)(c)(d)(e) (Cost: $5,195,646; Original Acquisition Date: 11/15/2018)	5,200,000	5,180,240
Residential Re 2019-I Class 12 (T-Bill 3 Month + 8.680%), 06/06/2023 (b)(c)(d)(e) (Cost: $495,000; Original Acquisition Date: 05/08/2019)	495,000	475,769
Residential Re 2019-I Class 13 (T-Bill 3 Month + 4.650%), 06/06/2023 (b)(c)(d)(e) (Cost: $1,156,790; Original Acquisition Date: 05/08/2019)	1,162,000	1,165,254
Residential Re 2019-II Class 2 (T-Bill 3 Month + 12.230%), 12/06/2023 (b)(c)(d)(e) (Cost: $1,456,000; Original Acquisition Date: 11/05/2019)	1,456,000	1,455,490
Residential Re 2020-I Class 13 (T-Bill 3 Month + 5.500%), 06/06/2024 (b)(c)(d)(e) (Cost: $2,241,000; Original Acquisition Date: 05/27/2020)	2,241,000	2,265,539
Residential Re 2020-II Class 1 2.428%, 12/06/2021 (b)(d)(e)(j) (Cost: $890,166; Original Acquisition Date: 10/30/2020)	914,000	790,610

	PRINCIPAL AMOUNT	VALUE
Multiperil - 26.5% (continued)
Residential Re 2020-II Class 3 (T-Bill 3 Month + 8.240%), 12/06/2024 (b)(c)(d)(e) (Cost: $914,000; Original Acquisition Date: 10/30/2020)	$914,000	$923,688
Residential Re 2020-II Class 4 (T-Bill 3 Month + 6.510%), 12/06/2024 (b)(c)(d)(e) (Cost: $5,014,916; Original Acquisition Date: 10/30/2020)	4,981,000	5,104,280
Residential Re 2021-I Class 11 (T-Bill 3 Month + 9.250%), 06/06/2025 (b)(c)(d)(e) (Cost: $8,500,000; Original Acquisition Date: 05/06/2021)	8,500,000	8,646,200
Residential Re 2021-I Class 12 (T-Bill 3 Month + 5.250%), 06/06/2025 (b)(c)(d)(e) (Cost: $6,000,000; Original Acquisition Date: 05/06/2021)	6,000,000	6,078,600
Residential Re 2021-I Class 13 (T-Bill 3 Month + 3.750%), 06/06/2025 (b)(c)(d)(e) (Cost: $5,000,000; Original Acquisition Date: 05/06/2021)	5,000,000	5,059,500
Residential Re 2021-I Class 14 (T-Bill 3 Month + 2.500%), 06/06/2025 (b)(c)(d)(e) (Cost: $6,750,000; Original Acquisition Date: 05/06/2021)	6,750,000	6,809,737
Riverfront Re 2021 Class A (T-Bill 3 Month + 4.250%), 01/07/2025 (b)(c)(d)(e) (Cost: $11,750,000; Original Acquisition Date: 05/21/2021)	11,750,000	11,887,475
Riverfront Re 2021 Class B (T-Bill 3 Month + 6.500%), 01/07/2025 (b)(c)(d)(e) (Cost: $2,750,000; Original Acquisition Date: 05/21/2021)	2,750,000	2,802,663
Sanders Re 2017-1 Class A (6 Month Libor USD + 2.930%), 12/06/2021 (b)(c)(d)(e) (Cost: $10,422,544; Original Acquisition Date: 03/04/2019)	10,427,000	10,419,180
Sanders Re 2018-1 Class A (T-Bill 3 Month + 5.500%), 04/07/2022 (b)(c)(d)(e) (Cost: $19,383,961; Original Acquisition Date: 03/23/2018)	19,421,000	15,828,115
Sanders Re II 2020-1 Class A (3 Month Libor USD + 4.360%), 04/07/2024 (b)(c)(d)(e) (Cost: $4,811,000; Original Acquisition Date: 03/18/2020)	4,811,000	4,937,770

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Schedule of Investments	as of October 31, 2021

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 26.5% (continued)
Sanders Re II 2021-1 Class A (T-Bill 3 Month + 3.500%), 04/07/2025 (b)(c)(d)(e) (Cost: $6,250,000; Original Acquisition Date: 05/24/2021)	$6,250,000	$6,314,688
Stratosphere Re 2020-1 Class A (T-Bill 3 Month + 2.750%), 02/07/2023 (b)(c)(d)(e)(g) (Cost: $1,927,360; Original Acquisition Date: 01/17/2020)	1,932,000	1,946,973
Sussex Capital UK PCC 2020-1 (T-Bill 3 Month + 7.750%), 01/08/2025 (b)(c)(d)(e)(f) (Cost: $12,000,000; Original Acquisition Date: 12/07/2020)	12,000,000	12,406,800
Tailwind Re 2017-1 Class A (T-Bill 3 Month + 7.650%), 01/08/2022 (b)(c)(d)(e) (Cost: $3,071,674; Original Acquisition Date: 10/14/2020)	3,064,000	3,066,911
Tailwind Re 2017-1 Class B (T-Bill 3 Month + 9.460%), 01/08/2022 (b)(c)(d)(e) (Cost: $9,071,938; Original Acquisition Date: 06/11/2019)	9,057,000	9,073,755
Tailwind Re 2017-1 Class C (T-Bill 3 Month + 11.550%), 01/08/2022 (b)(c)(d)(e) (Cost: $8,182,543; Original Acquisition Date: 08/02/2019)	8,173,000	8,238,793
Titania Re 2021-1 Class A (T-Bill 3 Month + 4.500%), 06/21/2024 (b)(c)(d)(e) (Cost: $3,750,000; Original Acquisition Date: 06/09/2021)	3,750,000	3,811,125

		375,582,884

Windstorm - 18.4%
Alamo Re 2019-1 Class A (T-Bill 3 Month + 5.040%), 06/08/2022 (b)(c)(d)(e)(g) (Cost: $2,708,000; Original Acquisition Date: 05/21/2019)	2,708,000	2,749,297
Alamo Re 2020-1 Class A (T-Bill 3 Month + 5.460%), 06/08/2023 (b)(c)(d)(e)(f) (Cost: $15,680,000; Original Acquisition Date: 05/29/2020)	15,680,000	16,464,000
Alamo Re Ltd 2021-1 Class A (T-Bill 3 Month + 4.000%), 06/07/2024 (b)(c)(d)(e) (Cost: $24,000,000; Original Acquisition Date: 05/21/2021)	24,000,000	24,579,600
Astro Re 2021-1 Class A (T-Bill 3 Month + 8.000%), 07/08/2025 (b)(c)(d)(e) (Cost: $3,600,000; Original Acquisition Date: 07/06/2021)	3,600,000	3,698,100

	PRINCIPAL AMOUNT	VALUE
Windstorm - 18.4% (continued)
Blue Halo Re 2020-1 Class A (T-Bill 3 Month + 13.250%), 06/28/2023 (b)(c)(d)(e) (Cost: $4,884,000; Original Acquisition Date: 06/16/2020)	$4,884,000	$5,205,611
Bonanza Re 2020-2 Class A (T-Bill 3 Month + 4.750%), 12/23/2024 (b)(c)(d)(e) (Cost: $2,510,000; Original Acquisition Date: 12/15/2020)	2,510,000	2,547,399
Cape Lookout Re 2019-1 Class A (T-Bill 3 Month + 4.150%), 02/25/2022 (b)(c)(d)(e)(g) (Cost: $19,398,168; Original Acquisition Date: 02/11/2019)	19,391,000	19,468,564
Cape Lookout Re 2019-2 Class A (T-Bill 3 Month + 6.230%), 05/09/2022 (b)(c)(d)(e) (Cost: $2,690,000; Original Acquisition Date: 06/14/2019)	2,690,000	2,734,116
Cape Lookout Re 2021-1 Class A (T-Bill 3 Month + 3.250%), 03/22/2024 (b)(c)(d)(e) (Cost: $11,000,000; Original Acquisition Date: 03/09/2021)	11,000,000	11,092,950
Cosaint Re 2021-1 Class A (T-Bill 3 Month + 9.250%), 04/03/2024 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 03/19/2021)	4,000,000	4,171,800
Everglades II 2020-2 A (T-Bill 3 Month + 6.450%), 05/04/2023 (b)(c)(d)(e) (Cost: $2,101,000; Original Acquisition Date: 05/21/2020)	2,101,000	2,178,212
Everglades Re II 2021-1 Class A (T-Bill 3 Month + 5.750%), 05/14/2024 (b)(c)(d)(e) (Cost: $23,750,000; Original Acquisition Date: 05/12/2021)	23,750,000	24,308,125
Everglades Re II 2021-1 Class B (T-Bill 3 Month + 6.750%), 05/14/2024 (b)(c)(d)(e) (Cost: $31,750,000; Original Acquisition Date: 05/12/2021)	31,750,000	32,307,212
Everglades Re II 2021-2 Class A (T-Bill 3 Month + 5.750%), 05/14/2024 (b)(c)(d)(e) (Cost: $28,000,000; Original Acquisition Date: 05/12/2021)	28,000,000	28,523,600
First Coast Re 2019-1 Class A (T-Bill 3 Month + 5.660%), 06/07/2023 (b)(c)(d)(e) (Cost: $494,000; Original Acquisition Date: 05/16/2019)	494,000	505,337

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Schedule of Investments	as of October 31, 2021

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Windstorm - 18.4% (continued)
First Coast Re III 2021-1 Class A (T-Bill 3 Month + 6.000%), 04/07/2025 (b)(c)(d)(e) (Cost: $3,500,000; Original Acquisition Date: 03/04/2021)	$3,500,000	$3,582,600
Frontline 2018-1 Class A (T-Bill 3 Month + 7.740%), 07/06/2022 (b)(c)(d)(e)(f) (Cost: $4,000,000; Original Acquisition Date: 06/12/2018)	4,000,000	3,318,000
Integrity Re 2020-1 Class A (3 Month Libor USD + 7.493%), 04/12/2023 (b)(c)(d)(e)(g) (Cost: $7,802,775; Original Acquisition Date: 03/18/2020)	7,689,000	8,006,556
Manatee Re III 2019-1 Class B (T-Bill 3 Month + 9.820%), 06/07/2022 (b)(c)(d)(e)(h) (Cost: $1,977,379; Original Acquisition Date: 05/23/2019)	1,993,000	44,743
Matterhorn Re Ltd 2020-1 Class A (T-Bill 3 Month + 5.250%), 12/07/2021 (b)(c)(d)(e)(f) (Cost: $8,500,373; Original Acquisition Date: 12/20/2019)	8,500,000	8,510,200
Matterhorn Re Ltd 2020-1 Class B (T-Bill 3 Month + 7.500%), 12/07/2021 (b)(c)(d)(e)(g) (Cost: $16,875,091; Original Acquisition Date: 12/20/2019)	16,892,000	16,940,987
Matterhorn Re Ltd 2020-2 Class B (T-Bill 3 Month + 6.250%), 12/07/2021 (b)(c)(d)(e) (Cost: $5,652,295; Original Acquisition Date: 01/29/2020)	5,653,000	5,662,610
Matterhorn Re Ltd 2020-4 Class A (T-Bill 3 Month + 10.000%), 12/07/2021 (b)(c)(d)(e) (Cost: $1,435,000; Original Acquisition Date: 06/25/2020)	1,435,000	1,439,592
Matterhorn Re Ltd 2020-4 Class B 0.542%, 12/07/2021 (b)(d)(e)(j) (Cost: $5,280,357; Original Acquisition Date: 06/25/2020)	5,322,000	5,284,214
Matterhorn Re Ltd SR2020-5 Class A (3 Month Libor USD + 4.250%), 12/07/2022 (b)(c)(d)(e) (Cost: $5,000,000; Original Acquisition Date: 11/24/2020)	5,000,000	5,057,500
Matterhorn Re Ltd SR2020-5 Class B (3 Month Libor USD + 5.500%), 12/07/2022 (b)(c)(d)(e) (Cost: $5,750,817; Original Acquisition Date: 11/24/2020)	5,750,000	5,816,125

	PRINCIPAL AMOUNT	VALUE
Windstorm - 18.4% (continued)
Merna Re II 2021-2 Class A (T-Bill 3 Month + 5.500%), 07/08/2024 (b)(c)(d)(e) (Cost: $13,500,000; Original Acquisition Date: 06/08/2021)	$13,500,000	$13,864,500
Pelican IV Re 2021-1 Class A (T-Bill 3 Month + 2.250%), 05/07/2024 (b)(c)(d)(e)(h) (Cost: $2,750,000; Original Acquisition Date: 04/29/2021)	2,750,000	13,888
Pelican IV Re 2021-1 Class B (T-Bill 3 Month + 5.250%), 05/07/2024 (b)(c)(d)(e) (Cost: $3,250,000; Original Acquisition Date: 04/29/2021)	3,250,000	2,843,750

		260,919,188

		902,266,147

TOTAL EVENT LINKED BONDS (Cost $1,234,242,593)		1,228,451,913

QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 14.8%
PARTICIPATION NOTES - 5.9%
Global - 5.9%
Multiperil - 5.9%
Alturas Re 2020-1 Class A 03/10/2023 (b)(d)(e)(h)(i) (Cost: $144,286; Original Acquisition Date: 02/19/2021)	144,286	150,720
Eden Re II 2019-1 Class A 03/22/2023 (b)(d)(e)(h)(i) (Cost: $71,858; Original Acquisition Date: 12/14/2018)	71,858	926,850
Eden Re II 2020-1 Class A 03/22/2024 (b)(d)(e)(h)(i)(k) (Cost: $1,275,000; Original Acquisition Date: 12/16/2019)	1,275,000	596,531
Eden Re II 2020-1 Class B 03/22/2024 (b)(d)(e)(h)(i)(k) (Cost: $2,470,000; Original Acquisition Date: 12/26/2019)	2,470,000	1,210,873
Eden Re II 2021-1 Class A 03/21/2025 (b)(d)(e)(h)(i)(k) (Cost: $24,800,000; Original Acquisition Date: 12/14/2020)	24,800,000	22,990,253
Eden Re II 2021-1 Class B 03/21/2025 (b)(d)(e)(h)(i)(k) (Cost: $33,700,000; Original Acquisition Date: 12/21/2020)	33,700,000	31,354,816
Limestone Re 2018-1 A 03/01/2022 (b)(d)(e)(h) (Cost: $890; Original Acquisition Date: 06/20/2018)	890	—
Limestone Re 2019-1 A 09/09/2022 (b)(d)(e)(h)(i) (Cost: $23,350; Original Acquisition Date: 12/24/2018)	23,350	23,023

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Schedule of Investments	as of October 31, 2021

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 5.9% (continued)
Limestone Re 2019-2 A 03/01/2023 (b)(d)(e)(h)(i)(k) (Cost: $25,287; Original Acquisition Date: 06/25/2019)	$25,287	$112,638
Limestone Re 2019-2 B 03/01/2023 (b)(d)(e)(h)(i)(k) (Cost: $62,298; Original Acquisition Date: 06/25/2019)	62,298	279,865
Limestone Re 2020-1 B 03/01/2024 (b)(d)(e)(h)(i)(k) (Cost: $304,280; Original Acquisition Date: 12/27/2019)	304,280	781,782
Sector Re V Series 10 Class B 03/01/2025 (b)(e)(h) (Cost: $7,811; Original Acquisition Date: 04/24/2020)	7,811	501,963
Sector Re V Series 10 Class C 12/01/2025 (b)(e)(h)(k) (Cost: $4,000,000; Original Acquisition Date: 12/04/2020)	4,000,000	4,191,210
Sector Re V Series 10 Class G 03/01/2025 (b)(e)(h) (Cost: $34,237; Original Acquisition Date: 04/24/2020)	34,237	554,003
Sector Re V Series 2021-Apr Class GL-R 03/01/2026 (b)(c)(e)(h)(k) (Cost: $7,333,868; Original Acquisition Date: 04/30/2021)	7,333,868	7,588,132
Sector Re V Series 2021-Apr Class US-R 03/01/2026 (b)(c)(e)(h)(k) (Cost: $8,829,996; Original Acquisition Date: 04/30/2021)	8,829,996	9,148,887
Sector Re V Series 9 Class A 03/01/2023 (b)(e)(h)(k) (Cost: $3,601,021; Original Acquisition Date: 04/24/2019)	3,605,992	2,349,051
Sector Re V Series 9 Class B 03/01/2023 (b)(e)(h)(k) (Cost: $1,281,485; Original Acquisition Date: 04/24/2019)	1,283,254	835,950
Sector Re V Series 9 Class G 03/01/2023 (b)(e)(h) (Cost: $18,740; Original Acquisition Date: 04/24/2019)	18,782	353,408

TOTAL PARTICIPATION NOTES (Cost $87,984,407)		83,949,955

	SHARES	VALUE
PREFERENCE SHARES - 8.9%
Global - 8.9%
Multiperil - 8.9%
Arenal (Artex Segregated Account Company) (b)(e)(h)(i)(k) (Cost: $8,052,460; Original Acquisition Date: 05/07/2015)	18,011	3,102,923

	SHARES	VALUE
Multiperil - 8.9% (continued)
Biscayne (Artex Segregated Account Company) (b)(e)(h) (Cost: $0; Original Acquisition Date: 04/30/2014)	$28,192	$—
Hatteras (Artex Segregated Account Company) (b)(e)(h)(i)(k) (Cost: $15,502,685; Original Acquisition Date: 12/30/2014)	18,297	14,475,816
Hudson Charles 2 (Mt. Logan Re) (b)(e)(h)(k) (Cost: $11,534,500; Original Acquisition Date: 04/02/2014)	11,535	6,842,521
Hudson Charles 3 (Mt. Logan Re) (b)(e)(h)(k) (Cost: $15,350,000; Original Acquisition Date: 06/19/2014)	15,350	8,897,043
Lyndhurst (Horseshoe Re) (b)(e)(h)(i)(k) (Cost: $27,139,272; Original Acquisition Date: 12/31/2020)	27,200	23,941,177
Madison (Artex Segregated Account Company) (b)(e)(h)(i)(k) (Cost: $1,502,468; Original Acquisition Date: 02/03/2020)	5,011	1,283,699
Peregrine HYR (b)(e)(h)(i)(k) (Cost: $18,022,873; Original Acquisition Date: 12/21/2020)	1,800,000	15,237,326
Rondout (Artex Segregated Account Company) (b)(e)(h)(i)(k) (Cost: $52,490,153; Original Acquisition Date: 05/29/2015)	61,417	47,708,378
Yoho (Artex Segregated Account Company) (b)(e)(h)(i)(k) (Cost: $6,130,465; Original Acquisition Date: 09/13/2021)	39,886	3,844,837

TOTAL PREFERENCE SHARES (Cost $155,724,877)		125,333,720

TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $243,709,284)		209,283,675

SHORT-TERM INVESTMENTS - 0.0% (a)
Money Market Fund - 0.0% (a)
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.01% (l)	95,327	95,327
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.03% (l)	95,328	95,328

TOTAL SHORT-TERM INVESTMENTS (Cost $190,655)		190,655

TOTAL INVESTMENTS (Cost $1,478,142,532) - 101.5%		1,437,926,243

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%		(20,550,309)

TOTAL NET ASSETS - 100.0%		$1,417,375,934

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Schedule of Investments	as of October 31, 2021

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)

Foreign issued security. Total foreign securities by country of domicile are $1,435,232,868. Foreign concentration is as follows: Bermuda: 82.6%, Cayman Islands: 7.8%, Singapore: 5.7%, Ireland: 1.5%, Great Britain: 1.2%, and Supranational: 2.5%.

(c)

Variable rate security. Reference rates as of October 31, 2021 are as follows: 3 Month Euribor -0.56%, 3 Month Libor 0.14%, T-Bill 3 Month 0.05%, 6 Month Libor 0.21%, and Secured Overnight Financing Rate (SOFR) 0.05%. Actual reference rates may vary based on the reset date of the security.

(d)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at October 31, 2021 was $1,286,879,264, which represented 90.8% of net assets.

(e)	Security is restricted as to resale.
(f)	All or a portion of the security is pledged as collateral for the Fund’s financing facility.
(g)	All or a portion of the security is pledged as collateral for the Fund’s reverse repurchase agreements.
(h)	Value determined using significant unobservable inputs.
(i)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $168,021,507, which represents 11.9% of net assets.
(j)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(k)	Non-income producing security.
(l)	Rate shown is the 7-day effective yield.

Reverse Repurchase Agreements

DESCRIPTION	PRINCIPAL VALUE	AMORTIZED COST
REVERSE REPURCHASE AGREEMENTS SOLD
Repurchase Agreement with JP Morgan Chase Securities, Inc., dated 10/18/2021, 1.39%, collateralized by $14,358,521 Event Linked Bonds, due 11/18/2021	$5,000,000	$5,000,000

TOTAL REVERSE REPURCHASE AGREEMENTS SOLD (Premiums Received $5,000,000)	$5,000,000	$5,000,000

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Schedule of Investments	as of October 31, 2021

STONE RIDGE U.S. HEDGED EQUITY FUND

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS - (a) 0.0%
PUT OPTIONS - (a) 0.0%
CBOE S&P 500 Index, Expires 11/05/2021, Strike Price $3,800.00	25	$11,513,450	$375
CBOE S&P 500 Index, Expires 11/05/2021, Strike Price $3,820.00	69	31,777,122	1,035

TOTAL PURCHASED OPTIONS (Cost $1,478)			1,410

		SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 100.4%
Money Market Funds - 0.5%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class - 0.01% (b)		42,957	42,957
First American Government Obligations Fund - Class Z - 0.03% (b)		42,957	42,957
First American Treasury Obligations Fund - Class Z - 0.01% (b)		42,957	42,957
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.03% (b)		42,957	42,957
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (b)		42,957	42,957

			214,785

		PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 99.9%
0.121%, 11/04/2021 (c)(d)		$220,000	220,000
0.077%, 12/30/2021 (c)(d)		2,635,000	2,634,665
0.062%, 01/27/2022 (c)(d)		6,350,000	6,349,194
0.070%, 02/24/2022 (c)(d)		5,300,000	5,299,111
0.065%, 03/24/2022 (c)(d)		6,975,000	6,973,546
0.056%, 04/21/2022 (c)(d)		8,830,000	8,827,588
0.055%, 05/19/2022 (c)(d)		1,945,000	1,944,274
0.061%, 06/16/2022 (c)(d)		2,125,000	2,123,928
0.071%, 08/11/2022 (c)(d)		3,250,000	3,247,369
0.069%, 09/08/2022 (c)(d)		4,575,000	4,570,326
0.095%, 10/06/2022 (c)(d)		1,245,000	1,243,587

			43,433,588

TOTAL SHORT-TERM INVESTMENTS (Cost $43,651,253)			43,648,373

TOTAL INVESTMENTS (Cost $43,652,731) - 100.4%			43,649,783

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%			(164,424)

TOTAL NET ASSETS - 100.0%			$43,485,359

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Rate shown is the 7-day effective yield.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(d)	All or a portion of this security is held as collateral for written put options.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Schedule of Investments	as of October 31, 2021

STONE RIDGE U.S. HEDGED EQUITY FUND

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CBOE S&P 500 Index, Expires 11/01/2021, Strike Price $4,580.00	20	$9,210,760	$7,100
CBOE S&P 500 Index, Expires 11/01/2021, Strike Price $4,585.00	6	2,763,228	2,610
CBOE S&P 500 Index, Expires 11/01/2021, Strike Price $4,595.00	10	4,605,380	6,320
CBOE S&P 500 Index, Expires 11/03/2021, Strike Price $4,570.00	26	11,973,988	25,870
CBOE S&P 500 Index, Expires 11/03/2021, Strike Price $4,580.00	5	2,302,690	6,075
CBOE S&P 500 Index, Expires 11/05/2021, Strike Price $4,585.00	10	4,605,380	20,900
CBOE S&P 500 Index, Expires 11/05/2021, Strike Price $4,590.00	7	3,223,766	15,750
CBOE S&P 500 Index, Expires 11/05/2021, Strike Price $4,595.00	10	4,605,380	22,940

TOTAL PUT OPTIONS (Premiums Received $207,663)			107,565

TOTAL WRITTEN OPTIONS (Premiums Received $207,663)			$107,565

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Schedule of Investments	as of October 31, 2021

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	ACQUISTION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE

ASSET-BACKED SECURITIES - 5.6%
United States - 5.6%
Progress Re 2021-SFR1 (a)(b)(c)	2/11/2021	$1,750,000	$1,749,957	$1,749,910
Progress Re 2021-SFR2 (a)(b)(c)	4/7/2021	3,000,000	2,999,930	2,999,247
Upgrade MSTR CR PT TR 2021-ST3 (a)(b)(d)	5/27/2021	1,419,000	1,363,138	1,361,425
Upstart Pass-Through 2021-ST3 (a)(b)(d)	4/8/2021	2,850,000	2,119,939	2,321,323
Upstart Pass-Through 2021-ST4 (a)(b)(d)	5/13/2021	3,060,000	2,467,630	2,613,896
Upstart Pass-Through 2021-ST5 (a)(b)(d)	6/3/2021	1,000,000	916,628	1,007,480

TOTAL ASSET-BACKED SECURITIES (Cost $11,617,222)				12,053,281

			SHARES	FAIR VALUE
INVESTMENT COMPANIES - 51.1%
Open-End Mutual Funds - 51.1%
Stone Ridge High Yield Reinsurance Risk Premium Fund - Class I (e)			12,171,767	109,667,618

TOTAL INVESTMENT COMPANIES (Cost $110,858,686)				109,667,618

		NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS (f) - 0.0%
Put Options (f) - 0.0%
S&P 500 Index, Expires: 11/5/21, Strike Price: $3,150.00		110	$50,659,180	275
S&P 500 Index, Expires: 11/19/21, Strike Price: $3,600.00		110	50,659,180	15,400

				15,675

		COUNTERPARTY	NOTIONAL AMOUNT	FAIR VALUE
OTC Put Options (f) - 0.0%
Japanese Yen, Expires: 11/16/21, Strike Price AUD 79.00		Morgan Stanley Capital Services LLC	80,000,000	6,258
Japanese Yen, Expires: 11/26/21, Strike Price AUD 80.25		Morgan Stanley Capital Services LLC	80,000,000	31,218

				37,476

TOTAL PURCHASED OPTIONS (Cost $152,475)				53,151

			SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 42.7%
Money Market Funds - 7.4%
First American Government Obligations Fund - Class X 0.03% (g)			7,941,998	7,941,998
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class 0.03% (g)			7,941,998	7,941,998

				15,883,996

			PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 35.3%
0.091%, 12/30/2021 (h)(i)			$850,000	849,892
0.038%, 1/27/2022 (h)(i)			11,739,000	11,737,511
0.077%, 2/24/2022 (h)(i)			16,950,000	16,947,157
0.055%, 3/24/2022 (h)(i)			4,050,000	4,049,155
0.057%, 4/21/2022 (h)(i)			5,000,000	4,998,634
0.049%, 5/19/2022 (h)(i)			3,500,000	3,498,694
0.074%, 6/16/2022 (h)(i)			6,500,000	6,496,721
0.066%, 7/14/2022 (h)(i)			4,900,000	4,896,876
0.064%, 8/11/2022 (h)(i)			14,700,000	14,688,098
0.073%, 9/8/2022 (h)(i)			3,000,000	2,996,935

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Schedule of Investments	as of October 31, 2021

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 35.3% (continued)
0.090%, 10/6/2022 (h)(i)	$4,500,000	$4,494,895

		75,654,568

TOTAL SHORT-TERM INVESTMENTS (Cost $91,545,745)		91,538,564

TOTAL INVESTMENTS (Cost $214,174,128) - 99.4%		213,312,614

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		1,236,539

TOTAL NET ASSETS - 100.0%		$214,549,153

Percentages are stated as a percent of net assets.

(a)	Security is fair valued by a third-party valuation specialist pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs.
(b)	Security is restricted to resale to institutional investors. The aggregate value of these securities is $12,053,281, which represents 5.6% of net assets.
(c)	Underlying holdings are mortgages.
(d)	Underlying holdings are consumer loans.
(e)	Affiliated company. See Note 10.
(f)	Rounds to zero.
(g)	Rate shown is the 7-day effective yield.
(h)	All or a portion of this security is held as collateral for derivative contracts.
(i)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
CALL OPTIONS
Australian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $74.00	96	7,225,920	$129,600
Australian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $74.50	62	4,666,740	58,280
Australian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $75.50	6	451,620	1,980
Australian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $76.00	23	1,731,210	3,680
Australian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $76.50	13	978,510	1,040
Australian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $77.00	15	1,129,050	600
Australian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $78.00	16	1,204,320	160
Australian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $74.00	25	1,881,750	41,750
Australian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $74.50	40	3,010,400	52,800
Australian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $75.00	39	2,935,530	39,390
Australian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $75.50	47	3,537,690	35,250
Australian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $76.50	21	1,580,670	7,770
British Pound Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $137.00	5	427,781	1,687
British Pound Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $137.50	76	6,502,275	15,675
British Pound Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $138.00	37	3,165,581	4,394
British Pound Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $138.50	48	4,106,700	3,000
British Pound Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $139.00	15	1,283,344	469
British Pound Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $139.50	14	1,197,788	175
British Pound Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $140.00	10	855,563	62
British Pound Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $141.00	9	770,006	56
British Pound Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $141.50	17	1,454,456	106
British Pound Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $142.00	42	3,593,363	262
British Pound Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $138.50	3	256,669	937
British Pound Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $139.00	47	4,021,144	10,869
British Pound Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $139.50	55	4,705,594	8,937
British Pound Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $140.00	60	5,133,375	7,125
British Pound Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $140.50	25	2,138,906	2,031
Canadian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $80.00	28	2,262,680	24,640
Canadian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $80.50	180	14,545,800	90,000

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Schedule of Investments	as of October 31, 2021

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Canadian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $81.00	90	7,272,900	$19,800
Canadian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $81.50	65	5,252,650	5,200
Canadian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $82.00	45	3,636,450	675
Canadian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $83.00	15	1,212,150	75
Canadian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $80.00	14	1,131,340	15,960
Canadian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $80.50	64	5,171,840	51,840
Canadian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $81.00	45	3,636,450	24,750
Canadian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $81.50	41	3,313,210	14,350
Canadian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $82.00	25	2,020,250	5,250
Canadian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $82.50	19	1,535,390	2,280
CBOE SPX Volatility Index, November 2021 Settlement, Expires 11/17/2021, Strike Price $25.00	143	232,518	11,083
CBOE SPX Volatility Index, November 2021 Settlement, Expires 11/17/2021, Strike Price $26.00	40	65,040	2,800
CBOE SPX Volatility Index, November 2021 Settlement, Expires 11/17/2021, Strike Price $27.00	72	117,072	4,680
CBOE SPX Volatility Index, November 2021 Settlement, Expires 11/17/2021, Strike Price $28.00	49	79,674	2,818
CBOE SPX Volatility Index, November 2021 Settlement, Expires 11/17/2021, Strike Price $29.00	75	121,950	3,938
CBOE SPX Volatility Index, November 2021 Settlement, Expires 11/17/2021, Strike Price $30.00	65	105,690	3,088
CBOE SPX Volatility Index, November 2021 Settlement, Expires 11/17/2021, Strike Price $32.50	65	105,690	2,600
CBOE SPX Volatility Index, November 2021 Settlement, Expires 11/17/2021, Strike Price $35.00	50	81,300	1,625
CBOE SPX Volatility Index, November 2021 Settlement, Expires 11/17/2021, Strike Price $37.50	64	104,064	1,760
CBOE SPX Volatility Index, November 2021 Settlement, Expires 11/17/2021, Strike Price $40.00	134	217,884	3,015
Cocoa Future, December 2021 Settlement, Expires 11/05/2021, Strike Price $2,700.00	20	508,800	600
Cocoa Future, December 2021 Settlement, Expires 11/05/2021, Strike Price $2,750.00	20	508,800	200
Cocoa Future, December 2021 Settlement, Expires 11/05/2021, Strike Price $2,800.00	100	2,544,000	1,000
Cocoa Future, December 2021 Settlement, Expires 11/05/2021, Strike Price $2,850.00	80	2,035,200	800
Cocoa Future, December 2021 Settlement, Expires 11/05/2021, Strike Price $2,900.00	80	2,035,200	800
Cocoa Future, December 2021 Settlement, Expires 11/05/2021, Strike Price $2,950.00	80	2,035,200	800
Cocoa Future, December 2021 Settlement, Expires 11/05/2021, Strike Price $3,000.00	80	2,035,200	800
Cocoa Future, December 2021 Settlement, Expires 11/05/2021, Strike Price $3,050.00	80	2,035,200	800
Cocoa Future, December 2021 Settlement, Expires 11/05/2021, Strike Price $3,100.00	70	1,780,800	700
Cocoa Future, December 2021 Settlement, Expires 11/05/2021, Strike Price $3,150.00	61	1,551,840	610
Cocoa Future, December 2021 Settlement, Expires 11/05/2021, Strike Price $3,200.00	40	1,017,600	400
Cocoa Future, January 2022 Settlement, Expires 12/03/2021, Strike Price $2,850.00	56	1,444,800	6,160
Cocoa Future, January 2022 Settlement, Expires 12/03/2021, Strike Price $2,900.00	94	2,425,200	7,520
Cocoa Future, January 2022 Settlement, Expires 12/03/2021, Strike Price $2,950.00	88	2,270,400	4,400
Cocoa Future, January 2022 Settlement, Expires 12/03/2021, Strike Price $3,000.00	92	2,373,600	3,680
Cocoa Future, January 2022 Settlement, Expires 12/03/2021, Strike Price $3,050.00	70	1,806,000	1,400
Cocoa Future, January 2022 Settlement, Expires 12/03/2021, Strike Price $3,100.00	70	1,806,000	1,400
Cocoa Future, January 2022 Settlement, Expires 12/03/2021, Strike Price $3,150.00	70	1,806,000	700
Coffee ‘C’ Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $232.50	1	76,481	248
Coffee ‘C’ Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $240.00	10	764,813	1,350
Coffee ‘C’ Future, January 2022 Settlement, Expires 12/10/2021, Strike Price $230.00	5	387,469	7,238
Coffee ‘C’ Future, January 2022 Settlement, Expires 12/10/2021, Strike Price $242.50	28	2,169,825	23,835
Coffee ‘C’ Future, January 2022 Settlement, Expires 12/10/2021, Strike Price $245.00	21	1,627,369	16,065
Coffee ‘C’ Future, January 2022 Settlement, Expires 12/10/2021, Strike Price $250.00	9	697,444	5,535
Coffee ‘C’ Future, January 2022 Settlement, Expires 12/10/2021, Strike Price $255.00	37	2,867,269	18,315
Coffee ‘C’ Future, January 2022 Settlement, Expires 12/10/2021, Strike Price $260.00	27	2,092,331	10,733
Coffee ‘C’ Future, January 2022 Settlement, Expires 12/10/2021, Strike Price $270.00	9	697,444	2,363
Corn Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $570.00	172	4,886,950	116,100
Corn Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $575.00	122	3,466,325	68,625
Corn Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $580.00	181	5,142,663	85,975
Corn Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $585.00	145	4,119,813	57,094
Corn Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $590.00	135	3,835,688	43,875
Corn Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $595.00	57	1,619,513	15,319
Cotton Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $107.00	10	574,250	42,250
Cotton Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $108.00	34	1,952,450	129,710
Cotton Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $109.00	34	1,952,450	116,280
Cotton Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $110.00	48	2,756,400	146,400
Cotton Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $111.00	92	5,283,100	248,400

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Schedule of Investments	as of October 31, 2021

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Cotton Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $115.00	84	4,823,700	$132,720
Crude Oil Future, December 2021 Settlement, Expires 11/16/2021, Strike Price $100.50	8	668,560	400
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $89.50	41	3,432,520	40,590
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $89.75	42	3,516,240	39,480
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $90.00	70	5,860,400	62,300
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $90.25	34	2,846,480	28,560
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $91.00	52	4,353,440	36,920
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $91.50	8	669,760	5,040
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $92.00	24	2,009,280	13,440
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $92.50	42	3,516,240	21,000
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $93.50	5	418,600	2,000
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $95.00	20	1,674,400	5,800
Euro FX Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $1.165	18	2,610,000	2,250
Euro FX Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $1.200	11	1,595,000	69
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,845.00	1	178,390	660
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,850.00	6	1,070,340	3,540
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,855.00	47	8,384,330	24,910
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,860.00	17	3,032,630	7,990
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,865.00	57	10,168,230	23,940
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,870.00	41	7,313,990	15,170
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,875.00	37	6,600,430	12,210
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,880.00	29	5,173,310	8,700
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,885.00	14	2,497,460	3,780
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,890.00	10	1,783,900	2,400
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,895.00	7	1,248,730	1,540
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,900.00	43	7,670,770	8,170
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,910.00	6	1,070,340	960
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,920.00	3	535,170	390
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $484.00	5	546,000	3,000
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $485.00	8	873,600	4,700
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $486.00	5	546,000	2,813
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $487.00	10	1,092,000	5,500
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $488.00	55	6,006,000	28,875
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $489.00	15	1,638,000	7,688
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $490.00	10	1,092,000	4,875
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $491.00	29	3,166,800	13,775
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $492.00	25	2,730,000	11,563
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $493.00	24	2,620,800	10,500
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $495.00	10	1,092,000	4,125
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $505.00	5	546,000	1,438
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $515.00	5	546,000	1,000
Japanese Yen Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $90.00	7	768,250	44
Japanese Yen Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $90.50	23	2,524,250	144
Japanese Yen Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $91.00	54	5,926,500	338
Japanese Yen Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $91.50	10	1,097,500	63
Japanese Yen Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $92.00	50	5,487,500	312
Japanese Yen Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $92.50	30	3,292,500	187
Japanese Yen Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $90.50	58	6,365,500	6,525
Japanese Yen Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $91.00	2	219,500	150
Japanese Yen Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $91.50	10	1,097,500	562
Lean Hogs Future, December 2021 Settlement, Expires 12/14/2021, Strike Price $80.00	20	608,640	11,000
Lean Hogs Future, December 2021 Settlement, Expires 12/14/2021, Strike Price $81.00	20	608,640	8,800
Lean Hogs Future, December 2021 Settlement, Expires 12/14/2021, Strike Price $82.00	20	608,640	7,000
Lean Hogs Future, December 2021 Settlement, Expires 12/14/2021, Strike Price $85.00	25	760,800	4,500
Lean Hogs Future, December 2021 Settlement, Expires 12/14/2021, Strike Price $86.00	50	1,521,600	7,500
Lean Hogs Future, December 2021 Settlement, Expires 12/14/2021, Strike Price $87.00	50	1,521,600	6,000
Lean Hogs Future, December 2021 Settlement, Expires 12/14/2021, Strike Price $88.00	3	91,296	300
Lean Hogs Future, December 2021 Settlement, Expires 12/14/2021, Strike Price $90.00	25	760,800	1,750

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Schedule of Investments	as of October 31, 2021

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Live Cattle Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $128.00	8	413,696	$6,160
Live Cattle Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $129.00	35	1,809,920	17,500
Live Cattle Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $130.00	12	620,544	3,600
Live Cattle Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $133.00	25	1,292,800	1,500
Live Cattle Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $135.00	25	1,292,800	750
Live Cattle Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $133.00	32	1,654,784	11,520
Live Cattle Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $134.00	23	1,189,376	6,210
Live Cattle Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $135.00	31	1,603,072	6,510
Live Cattle Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $136.00	30	1,551,360	4,800
Live Cattle Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $137.00	68	3,516,416	8,840
Live Cattle Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $144.00	25	1,292,800	1,000
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $9.40	20	1,086,000	9,500
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $9.45	20	1,086,000	9,380
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $9.50	20	1,086,000	9,240
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $9.55	20	1,086,000	9,120
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $9.60	20	1,086,000	9,000
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $9.65	20	1,086,000	8,880
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $9.70	20	1,086,000	8,760
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $9.75	20	1,086,000	8,640
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $9.80	20	1,086,000	8,540
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $9.85	20	1,086,000	8,440
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $9.90	20	1,086,000	8,340
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $9.95	20	1,086,000	8,240
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $10.00	20	1,086,000	8,140
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $10.05	20	1,086,000	8,040
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $10.10	20	1,086,000	7,940
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $10.15	20	1,086,000	7,860
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $10.20	20	1,086,000	7,760
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $10.25	20	1,086,000	7,680
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $10.55	20	1,086,000	7,200
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $10.65	20	1,086,000	7,060
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $10.85	20	1,086,000	6,800
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $10.95	20	1,086,000	6,660
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $11.05	10	543,000	3,270
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $26.35	3	359,250	1,410
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $26.40	8	958,000	3,680
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $26.45	9	1,077,750	4,005
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $26.50	18	2,155,500	7,740
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $26.55	16	1,916,000	6,720
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $26.60	5	598,750	2,050
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $26.65	13	1,556,750	5,135
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $26.70	2	239,500	770
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $26.75	2	239,500	750
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $26.80	2	239,500	730
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $27.00	9	1,077,750	2,970
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $27.25	1	119,750	295
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $27.75	3	359,250	795
Silver Future, January 2022 Settlement, Expires 12/28/2021, Strike Price $27.75	8	959,600	8,040
Silver Future, January 2022 Settlement, Expires 12/28/2021, Strike Price $28.00	4	479,800	3,720
Silver Future, January 2022 Settlement, Expires 12/28/2021, Strike Price $28.25	4	479,800	3,440
Silver Future, January 2022 Settlement, Expires 12/28/2021, Strike Price $28.50	2	239,900	1,600
Silver Future, January 2022 Settlement, Expires 12/28/2021, Strike Price $28.75	4	479,800	2,980
Silver Future, January 2022 Settlement, Expires 12/28/2021, Strike Price $29.00	6	719,700	4,170
Silver Future, January 2022 Settlement, Expires 12/28/2021, Strike Price $29.25	5	599,750	3,250
Silver Future, January 2022 Settlement, Expires 12/28/2021, Strike Price $29.50	8	959,600	4,880
Silver Future, January 2022 Settlement, Expires 12/28/2021, Strike Price $30.00	5	599,750	2,700
Soybean Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $1,270.00	19	1,187,025	12,231
Soybean Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $1,280.00	57	3,561,075	27,787

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Schedule of Investments	as of October 31, 2021

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Soybean Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $1,290.00	146	9,121,350	$53,837
Soybean Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $1,300.00	118	7,372,050	32,450
Soybean Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $1,310.00	96	5,997,600	19,800
Soybean Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $1,320.00	94	5,872,650	14,687
Soybean Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $1,330.00	16	999,600	1,900
Soybean Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $1,340.00	19	1,187,025	1,781
Soybean Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $1,350.00	2	124,950	150
Soybean Oil Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $71.00	8	294,096	816
Soybean Oil Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $71.50	11	404,382	990
Soybean Oil Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $72.00	9	330,858	702
Soybean Oil Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $72.50	15	551,430	1,035
Soybean Oil Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $73.00	46	1,691,052	2,897
Soybean Oil Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $73.50	60	2,205,720	3,420
Soybean Oil Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $74.00	62	2,279,244	3,162
Soybean Oil Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $74.50	63	2,316,006	2,835
Soybean Oil Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $75.00	32	1,176,384	1,247
Soybean Oil Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $75.50	35	1,286,670	1,260
Soybean Oil Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $76.00	48	1,764,576	1,584
Soybean Oil Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $76.50	32	1,176,384	960
Soybean Oil Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $77.00	30	1,102,860	810
Soybean Oil Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $77.50	25	919,050	600
Soybean Oil Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $78.00	15	551,430	315
Soybean Oil Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $78.50	2	73,524	42
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $20.25	55	1,187,032	6,776
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $20.50	50	1,079,120	4,480
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $20.75	50	1,079,120	2,800
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $21.00	102	2,201,405	4,570
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $21.25	50	1,079,120	1,680
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $21.50	40	863,296	896
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $22.00	25	539,560	280
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $22.25	50	1,079,120	560
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $22.75	25	539,560	280
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $23.50	25	539,560	280
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $25.00	25	539,560	280
Sugar Future, January 2022 Settlement, Expires 12/15/2021, Strike Price $20.75	20	431,648	5,600
Wheat Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $810.00	3	115,913	1,369
Wheat Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $815.00	4	154,550	1,625
Wheat Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $820.00	67	2,588,713	23,869
Wheat Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $825.00	55	2,125,063	17,187
Wheat Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $830.00	155	5,988,813	42,625
Wheat Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $835.00	94	3,631,925	22,912
Wheat Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $840.00	55	2,125,063	11,687
Wheat Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $845.00	47	1,815,963	8,813
Wheat Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $850.00	23	888,663	3,737
Wheat Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $855.00	33	1,275,038	4,744

TOTAL CALL OPTIONS (Premiums Received $4,007,769)			3,247,806

PUT OPTIONS
Australian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $70.00	19	1,430,130	95
Australian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $71.00	60	4,516,200	300
Australian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $71.50	60	4,516,200	300
Australian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $72.00	89	6,699,030	890
Australian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $72.50	76	5,720,520	760
Australian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $69.50	50	3,763,500	1,500
Australian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $70.00	44	3,311,880	1,760
Australian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $70.50	50	3,763,500	2,250
British Pound Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $133.00	34	2,908,913	213
British Pound Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $133.50	4	342,225	50

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Schedule of Investments	as of October 31, 2021

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
British Pound Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $134.00	81	6,930,056	$2,025
British Pound Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $134.50	129	11,036,756	4,838
British Pound Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $135.00	121	10,352,306	7,562
British Pound Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $135.50	55	4,705,594	5,844
Canadian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $75.50	10	808,100	50
Canadian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $76.50	20	1,616,200	100
Canadian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $77.00	25	2,020,250	125
Canadian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $77.50	23	1,858,630	115
Canadian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $78.00	11	888,910	55
Canadian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $78.50	34	2,747,540	170
Canadian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $79.00	75	6,060,750	750
Canadian Dollar Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $79.50	50	4,040,500	1,500
Canadian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $76.50	18	1,454,580	360
Canadian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $77.00	58	4,686,980	1,450
Canadian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $77.50	41	3,313,210	1,435
Canadian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $78.00	24	1,939,440	1,440
Canadian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $78.50	16	1,292,960	1,440
Canadian Dollar Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $79.00	50	4,040,500	7,000
CBOE S&P 500 Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $4,400.00	25	11,513,450	4,600
CBOE S&P 500 Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $4,405.00	25	11,513,450	4,625
CBOE S&P 500 Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $4,410.00	35	16,118,830	7,245
CBOE S&P 500 Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $4,415.00	71	32,698,198	15,975
CBOE S&P 500 Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $4,420.00	29	13,355,602	6,525
CBOE S&P 500 Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $4,425.00	36	16,579,368	9,180
CBOE S&P 500 Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $4,430.00	39	17,960,982	10,530
CBOE S&P 500 Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $4,435.00	26	11,973,988	7,410
CBOE S&P 500 Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $4,440.00	25	11,513,450	7,500
CBOE S&P 500 Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $4,445.00	25	11,513,450	8,000
CBOE S&P 500 Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $4,450.00	35	16,118,830	10,850
CBOE S&P 500 Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $4,455.00	25	11,513,450	8,750
CME Bitcoin Future, November 2021 Settlement, Expires 11/28/2021, Strike Price $47,200.00	5	1,528,725	17,335
CME Bitcoin Future, November 2021 Settlement, Expires 11/28/2021, Strike Price $47,300.00	5	1,528,725	17,385
CME Bitcoin Future, November 2021 Settlement, Expires 11/28/2021, Strike Price $47,400.00	5	1,528,725	17,085
CME Bitcoin Future, November 2021 Settlement, Expires 11/28/2021, Strike Price $47,500.00	5	1,528,725	20,085
CME Bitcoin Future, November 2021 Settlement, Expires 11/28/2021, Strike Price $47,600.00	5	1,528,725	20,335
CME Bitcoin Future, November 2021 Settlement, Expires 11/28/2021, Strike Price $47,700.00	5	1,528,725	20,210
CME Bitcoin Future, November 2021 Settlement, Expires 11/28/2021, Strike Price $47,800.00	5	1,528,725	20,710
CME Bitcoin Future, November 2021 Settlement, Expires 11/28/2021, Strike Price $47,900.00	10	3,057,450	40,795
CME Bitcoin Future, November 2021 Settlement, Expires 11/28/2021, Strike Price $48,000.00	10	3,057,450	40,920
CME Bitcoin Future, November 2021 Settlement, Expires 11/28/2021, Strike Price $48,100.00	10	3,057,450	39,670
CME Bitcoin Future, November 2021 Settlement, Expires 11/28/2021, Strike Price $48,200.00	5	1,528,725	19,585
CME Bitcoin Future, November 2021 Settlement, Expires 11/28/2021, Strike Price $48,300.00	5	1,528,725	20,460
CME Bitcoin Future, November 2021 Settlement, Expires 11/28/2021, Strike Price $48,400.00	5	1,528,725	20,960
Coffee ‘C’ Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $177.50	1	76,481	45
Coffee ‘C’ Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $182.50	8	611,850	870
Coffee ‘C’ Future, January 2022 Settlement, Expires 12/10/2021, Strike Price $172.50	12	929,925	2,160
Coffee ‘C’ Future, January 2022 Settlement, Expires 12/10/2021, Strike Price $175.00	37	2,867,269	8,602
Coffee ‘C’ Future, January 2022 Settlement, Expires 12/10/2021, Strike Price $177.50	21	1,627,369	6,379
Coffee ‘C’ Future, January 2022 Settlement, Expires 12/10/2021, Strike Price $180.00	53	4,107,169	21,266
Coffee ‘C’ Future, January 2022 Settlement, Expires 12/10/2021, Strike Price $182.50	47	3,642,206	24,675
Coffee ‘C’ Future, January 2022 Settlement, Expires 12/10/2021, Strike Price $185.00	17	1,317,394	11,602
Corn Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $500.00	33	937,613	1,444
Corn Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $505.00	106	3,011,725	5,300
Corn Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $510.00	75	2,130,938	4,687
Corn Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $520.00	146	4,148,225	13,687
Corn Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $525.00	230	6,534,875	25,875
Corn Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $530.00	184	5,227,900	25,300
Corn Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $535.00	73	2,074,113	12,775

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Schedule of Investments	as of October 31, 2021

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Corn Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $540.00	77	2,187,763	$16,844
Corn Future, January 2022 Settlement, Expires 12/23/2021, Strike Price $525.00	166	4,782,875	28,012
Corn Future, January 2022 Settlement, Expires 12/23/2021, Strike Price $530.00	68	1,959,250	14,025
Cotton Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $87.00	28	1,607,900	140
Cotton Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $101.00	5	287,125	350
Cotton Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $102.00	33	1,895,025	2,805
Cotton Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $103.00	13	746,525	1,430
Cotton Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $104.00	19	1,091,075	2,660
Cotton Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $105.00	113	6,489,025	20,340
Cotton Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $106.00	64	3,675,200	15,040
Cotton Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $107.00	58	3,330,650	17,400
Cotton Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $108.00	38	2,182,150	14,820
Cotton Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $109.00	36	2,067,300	17,820
Cotton Future, December 2021 Settlement, Expires 11/12/2021, Strike Price $110.00	44	2,526,700	27,500
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $75.25	31	2,595,320	20,770
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $75.75	35	2,930,200	25,900
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $76.00	3	251,160	2,340
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $76.25	25	2,093,000	20,250
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $76.75	30	2,511,600	27,000
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $77.00	38	3,181,360	35,720
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $77.25	5	418,600	4,900
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $77.50	20	1,674,400	20,600
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $77.75	25	2,093,000	27,000
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $78.00	30	2,511,600	34,200
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $78.25	25	2,093,000	29,750
Crude Oil Future, January 2022 Settlement, Expires 11/25/2021, Strike Price $78.50	34	2,846,480	42,500
Euro FX Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $1.145	4	580,000	300
Euro FX Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $1.145	2	290,000	800
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,690.00	4	713,560	1,360
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,695.00	1	178,390	380
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,700.00	34	6,065,260	14,280
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,705.00	1	178,390	460
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,710.00	32	5,708,480	16,320
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,715.00	30	5,351,700	17,100
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,720.00	25	4,459,750	15,750
Gold Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $1,725.00	1	178,390	710
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $391.00	5	546,000	2,188
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $392.00	5	546,000	2,313
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $394.00	5	546,000	2,563
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $395.00	5	546,000	2,688
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $396.00	6	655,200	3,375
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $397.00	10	1,092,000	5,875
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $398.00	8	873,600	5,000
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $399.00	15	1,638,000	9,750
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $400.00	15	1,638,000	10,312
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $401.00	28	3,057,600	19,950
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $402.00	16	1,747,200	12,000
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $403.00	11	1,201,200	8,663
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $404.00	10	1,092,000	8,375
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $405.00	5	546,000	4,375
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $406.00	29	3,166,800	26,462
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $407.00	11	1,201,200	10,587
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $408.00	10	1,092,000	10,125
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $409.00	31	3,385,200	32,937
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $410.00	18	1,965,600	20,025
HG Copper Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $411.00	5	546,000	5,813
Japanese Yen Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $88.00	32	3,512,000	18,000
Japanese Yen Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $88.50	17	1,865,750	17,000

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Schedule of Investments	as of October 31, 2021

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Japanese Yen Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $89.00	79	8,670,250	$122,450
Japanese Yen Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $89.50	22	2,414,500	47,300
Japanese Yen Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $90.00	28	3,073,000	77,350
Japanese Yen Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $90.50	24	2,634,000	81,000
Japanese Yen Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $88.00	7	768,250	7,175
Japanese Yen Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $88.50	45	4,938,750	63,562
Japanese Yen Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $89.00	83	9,109,250	154,587
Lean Hogs Future, December 2021 Settlement, Expires 12/14/2021, Strike Price $65.00	25	760,800	6,250
Lean Hogs Future, December 2021 Settlement, Expires 12/14/2021, Strike Price $67.00	15	456,480	4,800
Lean Hogs Future, December 2021 Settlement, Expires 12/14/2021, Strike Price $68.00	25	760,800	9,000
Lean Hogs Future, December 2021 Settlement, Expires 12/14/2021, Strike Price $69.00	20	608,640	8,400
Lean Hogs Future, December 2021 Settlement, Expires 12/14/2021, Strike Price $70.00	20	608,640	9,600
Live Cattle Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $120.00	5	258,560	150
Live Cattle Future, November 2021 Settlement, Expires 11/05/2021, Strike Price $123.00	15	775,680	750
Live Cattle Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $114.00	25	1,292,800	750
Live Cattle Future, December 2021 Settlement, Expires 12/03/2021, Strike Price $115.00	20	1,034,240	800
NASDAQ 100 Stock Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $14,910.00	1	1,549,839	1,510
NASDAQ 100 Stock Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $14,920.00	4	6,199,356	6,200
NASDAQ 100 Stock Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $14,950.00	4	6,199,356	3,824
NASDAQ 100 Stock Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $14,970.00	3	4,649,517	3,159
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $4.25	50	2,715,000	28,650
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $4.30	50	2,715,000	32,100
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $4.35	50	2,715,000	35,950
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $4.40	60	3,258,000	48,120
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $4.45	40	2,172,000	35,720
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $4.50	20	1,086,000	19,860
Natural Gas Euro Future, December 2021 Settlement, Expires 11/24/2021, Strike Price $4.55	20	1,086,000	22,080
Russell 2000 Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $2,150.00	3	689,157	345
Russell 2000 Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $2,155.00	12	2,756,628	2,040
Russell 2000 Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $2,175.00	15	3,445,785	2,775
Russell 2000 Index, November 2021 Settlement, Expires 11/05/2021, Strike Price $2,185.00	32	7,351,008	7,776
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $21.70	3	359,250	1,133
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $21.95	1	119,750	415
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $22.00	2	239,500	870
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $22.05	5	598,750	2,275
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $22.10	4	479,000	1,920
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $22.15	3	359,250	1,500
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $22.20	5	598,750	2,625
Silver Future, December 2021 Settlement, Expires 11/23/2021, Strike Price $22.40	1	119,750	613
Silver Future, January 2022 Settlement, Expires 12/28/2021, Strike Price $20.95	5	599,750	3,300
Soybean Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $1,140.00	4	249,900	225
Soybean Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $1,150.00	78	4,873,050	5,362
Soybean Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $1,160.00	77	4,810,575	7,219
Soybean Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $1,170.00	61	3,810,975	7,244
Soybean Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $1,180.00	123	7,684,425	19,219
Soybean Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $1,190.00	171	10,683,225	36,337
Soybean Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $1,200.00	80	4,998,000	23,000
Soybean Meal Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $295.00	16	532,160	320
Soybean Meal Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $300.00	16	532,160	480
Soybean Meal Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $305.00	44	1,463,440	1,980
Soybean Meal Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $310.00	86	2,860,360	6,020
Soybean Meal Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $315.00	107	3,558,820	12,305
Soybean Meal Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $320.00	138	4,589,880	27,600
Soybean Meal Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $325.00	167	5,554,420	55,945
Soybean Meal Future, January 2022 Settlement, Expires 12/23/2021, Strike Price $295.00	1	33,040	70
Soybean Meal Future, January 2022 Settlement, Expires 12/23/2021, Strike Price $300.00	9	297,360	900
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $17.75	50	1,079,120	1,120
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $18.00	50	1,079,120	2,240

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Schedule of Investments	as of October 31, 2021

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $18.25	25	539,560	$1,680
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $18.50	70	1,510,768	8,624
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $18.75	75	1,618,680	15,120
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $19.00	100	2,158,240	30,240
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $19.25	128	2,762,547	54,477
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $19.50	175	3,776,920	103,880
Sugar Future, December 2021 Settlement, Expires 11/15/2021, Strike Price $19.75	50	1,079,120	39,200
Sugar Future, January 2022 Settlement, Expires 12/15/2021, Strike Price $16.75	25	539,560	840
Sugar Future, January 2022 Settlement, Expires 12/15/2021, Strike Price $18.00	15	323,736	3,024
Wheat Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $720.00	12	463,650	2,100
Wheat Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $725.00	34	1,313,675	7,650
Wheat Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $730.00	89	3,438,738	24,475
Wheat Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $735.00	89	3,438,738	30,037
Wheat Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $740.00	109	4,211,488	44,281
Wheat Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $745.00	96	3,709,200	46,800
Wheat Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $750.00	164	6,336,550	95,325
Wheat Future, December 2021 Settlement, Expires 11/26/2021, Strike Price $755.00	68	2,627,350	46,325

TOTAL PUT OPTIONS (Premiums Received $4,652,823)			3,022,069

TOTAL WRITTEN OPTIONS (Premiums Received $8,660,592)			$6,269,875

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Cocoa, December 2021 Settlement	14	$356,160	$452
Coffee ‘C’, December 2021 Settlement	5	382,406	(31,046)
Coffee ‘C’, March 2022 Settlement	33	2,557,294	(242,870)
Copper, March 2022 Settlement	27	2,929,500	34,135
Corn, December 2021 Settlement	60	1,704,750	(171,714)
DAX Index, December 2021 Settlement	3	1,358,072	(45,957)
FTSE 100 Index, December 2021 Settlement	25	2,471,603	(77,715)
FTSE China A50 Index, November 2021 Settlement	369	5,854,554	88,038
FTSE/JSE Top 40 Index, December 2021 Settlement	26	1,040,289	(59,995)
Gold 100 Oz, April 2022 Settlement	7	1,251,320	(18,446)
IBEX 35 Index, November 2021 Settlement	56	5,855,773	(103,839)
Japanese Yen, December 2021 Settlement	220	24,145,000	174,527
KC HRW Wheat, March 2022 Settlement	63	2,485,350	(282,681)
Kospi2 Index, December 2021 Settlement	22	1,826,901	31,880
Live Cattle, April 2022 Settlement	2	109,780	334
Nikkei 225, December 2021 Settlement	9	2,272,604	61,857
S&P500 Emini, December 2021 Settlement	9	2,068,650	(23,481)
SGX Nifty 50 Index, November 2021 Settlement	165	5,857,500	132,320
Silver, March 2022 Settlement	7	839,720	384
Soybean, March 2022 Settlement	1	62,950	1,293
Soybean Meal, December 2021 Settlement	114	3,791,640	(222,308)
Soybean Meal, March 2022 Settlement	23	762,220	31,359
Sugar #11, March 2022 Settlement	118	2,546,723	(46,132)
Wheat Future, December 2021 Settlement	118	4,559,225	(141,630)
Wheat Future, March 2022 Settlement	62	2,433,500	(248,369)

TOTAL FUTURES CONTRACTS SOLD		$79,523,484	$(1,159,604)

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Schedule of Investments	as of October 31, 2021

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
Amsterdam Index, November 2021 Settlement	6	$1,121,859	$55,165
Australian Dollar, December 2021 Settlement	170	12,795,050	12,059
British Pound, December 2021 Settlement	36	3,080,025	(31,378)
Brent Crude, April 2022 Settlement	44	3,539,800	(18,509)
Canadian Dollar, December 2021 Settlement	200	16,161,000	(15,548)
Cocoa, March 2022 Settlement	119	3,070,200	(206,732)
Copper, December 2021 Settlement	26	2,839,200	(232,587)
Corn, March 2022 Settlement	20	576,250	35,997
Cotton No.2, December 2021 Settlement	85	4,881,125	24,302
Cotton No.2, March 2022 Settlement	16	889,760	155,399
Euro, December 2021 Settlement	17	2,458,306	(6,714)
Euro Stoxx 50 Index, December 2021 Settlement	51	2,497,971	103,922
FTSE Taiwan Index, November 2021 Settlement	40	2,361,600	7,479
FTSE/MIB Index, December 2021 Settlement	7	1,082,186	58,425
Gasoline RBOB, April 2022 Settlement	7	703,895	(5,371)
Gold 100 Oz, December 2021 Settlement	13	2,319,070	(31,214)
Hang Seng Index, November 2021 Settlement	37	6,016,631	(177,308)
Lean Hogs, April 2022 Settlement	85	2,789,700	(141,229)
Live Cattle, December 2021 Settlement	70	3,619,700	(26,372)
Low Su Gasoil, April 2022 Settlement	53	3,623,875	(79,433)
Natural Gas, April 2022 Settlement	13	526,110	8,500
NY Harbor ULSD, April 2022 Settlement	35	3,486,105	(69,291)
OMXS30 Index, November 2021 Settlement	225	5,993,101	143,223
S&P/TSX 60 Index, December 2021 Settlement	5	1,018,504	28,093
Silver, December 2021 Settlement	2	239,490	(1,355)
Soybean, January 2022 Settlement	10	624,750	9,348
Soybean Oil, December 2021 Settlement	25	919,050	(51,505)
Soybean Oil, March 2022 Settlement	17	616,488	28,988
SPI 200, December 2021 Settlement	8	1,095,272	(12,803)
Sugar #11, May 2022 Settlement	5	106,120	(5,682)
Swiss Market Index, December 2021 Settlement	9	1,188,696	54,343
WTI Crude, April 2022 Settlement	8	618,000	(958)

TOTAL FUTURES CONTRACTS PURCHASED		$92,858,889	$(388,746)

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	1/6/2022	Brazilian Real	1,654,312	United States Dollar	302,185	$(12,983)
Morgan Stanley Capital Services LLC	1/5/2022	Canadian Dollar	12,489,775	United States Dollar	9,871,935	221,659
Morgan Stanley Capital Services LLC	1/6/2022	Columbian Peso	26,632,114,026	United States Dollar	7,026,220	16,031
Morgan Stanley Capital Services LLC	1/6/2022	Euro	1,528,954	United States Dollar	1,776,652	(5,853)
Morgan Stanley Capital Services LLC	1/6/2022	Indian Rupee	248,436,829	United States Dollar	3,317,578	(28,541)

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Schedule of Investments	as of October 31, 2021

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	1/6/2022	Indonesian Rupiah	101,254,153,798	United States Dollar	7,026,220	$72,510
Morgan Stanley Capital Services LLC	1/6/2022	Japanese Yen	1,038,597,178	United States Dollar	9,368,294	(247,099)
Morgan Stanley Capital Services LLC	1/6/2022	Mexican Peso	6,280,766	United States Dollar	302,185	(121)
Morgan Stanley Capital Services LLC	1/7/2022	New Zealand Dollar	729,985	United States Dollar	506,054	16,409
Morgan Stanley Capital Services LLC	1/11/2022	Russian Ruble	543,248,800	United States Dollar	7,328,405	220,153
Morgan Stanley Capital Services LLC	1/6/2022	South African Rand	4,561,962	United States Dollar	302,185	(5,904)
Morgan Stanley Capital Services LLC	1/6/2022	United States Dollar	9,418,640	Australian Dollar	12,962,834	(335,006)
Morgan Stanley Capital Services LLC	1/6/2022	United States Dollar	8,584,287	Chilean Peso	6,945,031,554	107,664
Morgan Stanley Capital Services LLC	1/6/2022	United States Dollar	7,026,220	Czeck Koruna	154,027,319	105,878
Morgan Stanley Capital Services LLC	1/6/2022	United States Dollar	1,868,586	Hungarian Korona	577,950,473	16,951
Morgan Stanley Capital Services LLC	1/6/2022	United States Dollar	7,328,405	Israeli New Shekel	23,606,170	(136,037)
Morgan Stanley Capital Services LLC	1/6/2022	United States Dollar	302,185	New Taiwan Dollar	8,360,462	186
Morgan Stanley Capital Services LLC	1/6/2022	United States Dollar	8,864,653	Norwegian Krone	76,698,910	(208,567)
Morgan Stanley Capital Services LLC	1/5/2022	United States Dollar	4,798,985	Philippine Peso	245,290,520	(37,408)
Morgan Stanley Capital Services LLC	1/7/2022	United States Dollar	2,320,861	Polish Zloty	9,188,885	20,374
Morgan Stanley Capital Services LLC	1/6/2022	United States Dollar	302,185	Singapore Dollar	409,906	(1,692)
Morgan Stanley Capital Services LLC	1/6/2022	United States Dollar	7,328,405	South Korean Won	8,679,301,192	(58,348)
Morgan Stanley Capital Services LLC	1/7/2022	United States Dollar	503,641	Swedish Krona	4,409,495	(10,420)
Morgan Stanley Capital Services LLC	1/6/2022	United States Dollar	9,871,935	Swiss Franc	9,159,616	(154,339)

						$(444,503)

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Schedule of Investments	as of October 31, 2021

STONE RIDGE BITCOIN STRATEGY FUND

	ACQUISTION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
FOREIGN GOVERNMENT AGENCY BONDS - 37.3%
Inter-American Development Bank 1.75%, 4/14/2022 (b)	8/4/2021	$1,000,000	$1,007,431	$1,007,246
International Bank for Reconstruction and Development 2.13%, 7/1/2022 (b)	8/4/2021	4,500,000	4,560,659	4,556,016
European Investment Bank 2.25%, 8/15/2022 (b)	8/18/2021	1,000,000	1,016,771	1,016,000

TOTAL FOREIGN GOVERNMENT AGENCY BONDS (Cost $6,584,861)				6,579,262

			SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 114.7%
Money Market Funds - 58.0%
First American Government Obligations Fund - Class X - 0.03% (a)			5,114,621	5,114,621
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.03% (a)			5,114,621	5,114,621

				10,229,242

			PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 56.7%
0.063%, 7/14/2022 (b)(c)			$10,000,000	9,993,625

TOTAL SHORT-TERM INVESTMENTS ($20,224,850)				20,222,867

TOTAL INVESTMENTS (Cost $26,809,711) - 152.0%				26,802,129

OTHER LIABILITIES IN EXCESS OF ASSETS - (52.0)%				(9,178,420)

TOTAL NET ASSETS - 100.0%				$17,623,709

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	All or a portion of this security is held as collateral for derivative contracts.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
CME Bitcoin Future, November 2021 Settlement	37	$11,656,850	$313,608
CME Bitcoin Future, December 2021 Settlement	20	6,339,500	(343,975)

TOTAL FUTURES CONTRACTS PURCHASED		$17,996,350	$(30,367)

Reverse Repurchase Agreements

DESCRIPTION	PRINCIPAL VALUE	AMORTIZED COST
REVERSE REPURCHASE AGREEMENTS SOLD
Repurchase Agreement with Canadian Imperial Bank of Commerce, dated 08/30/2021, 0.12%, collateralized by $5,196,682 U.S. Treasury Bill, due 11/29/2021	$5,183,888	$5,183,888
Repurchase Agreement with Canadian Imperial Bank of Commerce, dated 10/27/2021, 0.12%, collateralized by $4,796,938 U.S. Treasury Bill, due 11/29/2021	4,785,366	4,785,366
Repurchase Agreement with Canadian Imperial Bank of Commerce, dated 10/28/2021, 0.22%, collateralized $6,579,262 Foreign Government Agency, due 11/29/2021	6,288,905	6,288,905

TOTAL REVERSE REPURCHASE AGREEMENTS SOLD (Premiums Received $16,258,159)	$16,258,159	$16,258,159

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.

Stone Ridge Funds	Annual Report	October 31, 2021

Statement of Assets and Liabilities	As of October 31, 2021

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

ASSETS:
Investments, at fair value(1)	$1,437,926,243
Interest receivable	8,238,823
Foreign currencies at custodian, at fair value(2)	111,614
Receivable for fund shares sold	4,452,133
Other assets	62,925

Total assets	1,450,791,738

LIABILITIES:
Payable for investment securities purchased	2,073,250
Reverse repurchase agreements	5,000,000
Payable for fund shares redeemed	387,566
Loans payable	23,750,000
Payable to Adviser	1,568,334
Payable for Chief Compliance Officer compensation	4,856
Payable to Trustees	42,002
Payable to Custodian	20,558
Accrued distribution fees	18,901
Accrued interest expense	39,040
Other accrued expenses	511,297

Total liabilities	33,415,804

Total net assets	$1,417,375,934

NET ASSETS CONSIST OF:
Capital stock	$1,556,761,619
Total distributable losses	(139,385,685)

Total net assets	$1,417,375,934

Class I
Net assets	$1,269,044,188
Shares outstanding	140,878,629
Class I Net asset value, offering and redemption price per share	$9.01

Class M
Net assets	$148,331,746
Shares outstanding	16,461,267
Class M Net asset value, offering and redemption price per share	$9.01

(1) Cost of Investments	$1,478,142,532
(2) Cost of Foreign currencies	114,286

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Statement of Assets and Liabilities	As of October 31, 2021

STONE RIDGE U.S. HEDGED EQUITY FUND

ASSETS:
Investments, at fair value(1)	$43,649,783
Due from Adviser	29,772
Receivable for fund shares sold	10,000
Receivable for investment securities sold	117,696
Other assets	13,456

Total assets	43,820,707

LIABILITIES:
Written options, at fair value(2)	107,565
Payable for investment securities purchased	23,602
Payable for fund shares redeemed	111,905
Payable to Custodian	876
Accrued distribution fees	388
Accrued audit and tax fees	46,777
Payable to Trustees	1,398
Payable for Chief Compliance Officer compensation	4,856
Other accrued expenses	37,981

Total liabilities	335,348

Total net assets	$43,485,359

NET ASSETS CONSIST OF:
Capital stock	$41,458,232
Total distributable earnings	2,027,127

Total net assets	$43,485,359

Class I
Net assets	$40,474,786
Shares outstanding	3,111,830
Class I Net asset value, offering and redemption price per share	$13.01

Class M
Net assets	$3,010,573
Shares outstanding	234,229
Class M Net asset value, offering and redemption price per share	$12.85

(1) Cost of Investments	$43,652,731
(2) Premiums received	207,663

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Statement of Assets and Liabilities	As of October 31, 2021

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

ASSETS:
Investments, at fair value(1):
Unaffiliated issuers	$103,644,996
Affiliated issuers	109,667,618
Unrealized appreciation on forward currency contracts	797,815
Collateral held at broker	5,524,938
Foreign currencies at broker, at value(2)	1,545,123
Foreign currencies at custodian, at value(3)	8,445
Receivable for investment securities sold	824,205
Receivable for fund shares sold	448,148
Interest receivable	15,249
Other assets	410,053

Total assets	222,886,590

LIABILITIES:
Written options, at fair value(4)	6,269,875
Unrealized depreciation on forward currency contracts	1,242,318
Payable for investment securities purchased	278,145
Payable for fund shares redeemed	31,973
Payable to Custodian	5,337
Payable to Adviser	49,932
Payable to Trustees	3,001
Payable for Chief Compliance Officer compensation	6,444
Other accrued expenses	450,412

Total liabilities	8,337,437

Total net assets	$214,549,153

NET ASSETS CONSIST OF:
Capital stock	$267,966,461
Total distributable losses	(53,417,308)

Total net assets	$214,549,153

Class I
Net assets	$201,434,299
Shares outstanding	17,995,651
Class I Net asset value, offering and redemption price per share	$11.19

Class J
Net assets	$13,114,854
Shares outstanding	1,175,701
Class M Net asset value, offering and redemption price per share	$11.15

(1) Cost of Investments
Unaffiliated issuers	$103,315,442
Affiliated issuers (See Note 9)	110,858,686
(2) Cost of foreign currencies	1,524,227
(3) Cost of foreign currencies	8,478
(4) Premiums received	8,660,592

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Statement of Assets and Liabilities	As of October 31, 2021

STONE RIDGE BITCOIN STRATEGY FUND

ASSETS:
Investments, at fair value(1)	$26,802,129
Collateral held at broker	7,140,309
Interest receivable	37,542
Deferred offering expense	178,570
Receivable for fund shares sold	4,825
Other assets	13,820

Total assets	34,177,195

LIABILITIES:
Reverse repurchase agreements	16,258,159
Payable to Adviser	146,002
Payable for Chief Compliance Officer compensation	9,924
Payable to Trustees	3,280
Interest payable	1,830
Other accrued expenses	134,291

Total liabilities	16,553,486

Total net assets	$17,623,709

NET ASSETS CONSIST OF:
Capital stock	$17,679,473
Total distributable losses	(55,764)

Total net assets	$17,623,709

Class I
Net assets	$17,195,997
Shares outstanding	1,116,904
Class I Net asset value, offering and redemption price per share	$15.40

Class M
Net assets	$427,712
Shares outstanding	27,782
Class M Net asset value, offering and redemption price per share	$15.40

(1) Cost of Investments	$26,809,711

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Statement of Operations	For the Year Ended October 31, 2021

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

INVESTMENT INCOME:
Dividend income	$7,273,180
Interest income	74,245,748

Total investment income	81,518,928

EXPENSES
Advisory fees (See Note 4)	18,938,572
Fund accounting and administration fees	1,078,195
Transfer agency fees and expenses	528,348
Interest expense	570,571
Distribution (12b-1) fees — Class M Only	210,041
Audit and tax related fees	171,975
Trustees fees and expenses	156,933
Legal fees	140,643
Custody fees	92,946
Federal and state registration fees	76,438
Chief Compliance Officer compensation	56,056
Other expenses	58,804

Total expenses before Adviser waiver	22,079,522
Expenses waived by Adviser (See Note 4)	(563,960)

Total net expenses	21,515,562

Net investment income	60,003,366

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(14,468,316)
Foreign currency	2,288
Net change in unrealized depreciation on:
Investments	(20,235,094)
Foreign currency	(2,685)

Net realized and unrealized loss	(34,703,807)

Net increase in net assets resulting from operations	$25,299,559

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Statement of Operations	For the Year Ended October 31, 2021

STONE RIDGE U.S. HEDGED EQUITY FUND

INVESTMENT INCOME:
Interest income	$47,232

Total investment income	47,232

EXPENSES
Advisory fees (See Note 4)	226,326
Fund accounting and administration fees	155,941
Audit and tax expenses	62,205
Chief Compliance Officer compensation	56,056
Transfer agency fees and expenses	50,577
Registration expense	44,792
Trustees fees and expenses	5,504
Distribution (12b-1) fees — Class M Only	4,354
Custody fees	1,263
Other expenses	8,149

Total expenses before Adviser waiver	615,167
Expenses waived by Adviser (See Note 4)	(384,371)

Total net expenses	230,796

Net investment loss	(183,564)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments:	(61,076)
Written options	10,914,808
Net change in unrealized depreciation on:
Investments	(23,708)
Written options	(80,822)

Net realized and unrealized gain	10,749,202

Net increase in net assets resulting from operations	$10,565,638

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Statement of Operations	For the Year Ended October 31, 2021

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

INVESTMENT INCOME:
Dividend income
Affiliated issuers	$2,786,062
Interest income	556,556

Total investment income	3,342,618

EXPENSES
Advisory fees (See Note 4)	980,979
Compliance fees	774,290
Fund accounting and administration fees	450,536
Investment expense	357,819
Offering costs	121,445
Chief Compliance Officer compensation	57,652
Legal fees	40,970
Interest expense	34,355
Federal and state registration fees	23,513
Audit and tax related fees	20,552
Custody fees	20,485
Transfer agency fees and expenses	19,056
Trustees fees and expenses	4,925
Other expenses	25,820

Total expenses before Adviser waiver	2,932,397
Expenses waived by Adviser (See Note 4)	(1,388,393)

Net expenses before Adviser recoupment	1,544,004
Expenses recouped by Adviser (See Note 4)	37,786

Total net expenses	1,581,790

Net investment income	1,760,828

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(1,346,660)
Affiliated issuers	128,714
Foreign currencies	(91,962)
Forward currency contracts	1,136,087
Futures contracts	(32,203,575)
Written options	47,463,857
Net change in unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	452,862
Affiliated issuers	(1,683,006)
Foreign currencies	18,152
Forward currency contracts	(401,608)
Futures contracts	(3,970,401)
Written options	3,221,743

Net realized and unrealized gain	12,724,203

Net increase in net assets resulting from operations	$14,485,031

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Statement of Operations	For the Period Ended October 31, 2021(1)

STONE RIDGE BITCOIN STRATEGY FUND

INVESTMENT INCOME:
Interest income	$2,653

Total investment income	2,653

EXPENSES
Audit and tax related fees	47,440
Fund accounting and administration fees	47,415
Offering Costs	39,440
Chief Compliance Officer compensation	19,924
Advisory fees (See Note 4)	16,764
Legal fees	11,960
Interest expense	8,298
Trustees fees and expenses	3,280
Custody fees	1,001
Compliance fees	440
Other expenses	8,048

Total expenses before Adviser waiver	204,010
Expenses waived by Adviser (See Note 4)	(161,263)

Total net expenses	42,747

Net investment loss	(40,094)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Futures contracts	5,970,963
Net change in unrealized depreciation on:
Investments	(7,582)
Futures contracts	(30,367)

Net realized and unrealized gain	5,933,014

Net increase in net assets resulting from operations	$5,892,920

(1)	The Fund commenced operations on July 30, 2021.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Statement of Changes in Net Assets

	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	YEAR ENDED OCTOBER 31, 2021	YEAR ENDED OCTOBER 30, 2020

OPERATIONS:
Net investment income	$60,003,366	$46,418,686
Net realized gain (loss) on:
Investments	(14,468,316)	(24,416,390)
Foreign currency	2,288	43,647
Forward currency contracts	—	(191)
Futures contracts	—	39,625
Net change in unrealized appreciation (depreciation) on:
Investments	(20,235,094)	32,220,443
Foreign currency	(2,685)	(808)
Futures contracts	—	54,348
Net increase in net assets resulting from operations	25,299,559	54,359,360

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(53,948,580)	(48,137,109)
Net dividends and distributions — Class M	(6,542,221)	(6,134,666)
Total distributions	(60,490,801)	(54,271,775)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	696,869,967	360,332,174
Proceeds from shares sold — Class M	69,051,839	27,055,601
Proceeds from shares issued to holders in reinvestment of dividends — Class I	31,267,778	30,962,943
Proceeds from shares issued to holders in reinvestment of dividends — Class M	5,335,425	5,233,015
Cost of shares redeemed — Class I	(313,687,760)	(306,442,060)
Cost of shares redeemed — Class M	(35,288,589)	(35,644,391)
Net increase in net assets from capital share transactions	453,548,660	81,497,282
Total increase (decrease) in net assets	418,357,418	81,584,867

NET ASSETS:
Beginning of year	999,018,516	917,433,649

End of year	$1,417,375,934	$999,018,516

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Statement of Changes in Net Assets

	STONE RIDGE U.S. HEDGED EQUITY FUND

	YEAR ENDED OCTOBER 31, 2021	YEAR ENDED OCTOBER 31, 2020
OPERATIONS:
Net investment income (loss)	$(183,564)	$1,100,515
Net realized gain (loss) on:
Investments	(61,076)	(57,056)
Written options	10,914,808	(7,868,219)
Net change in unrealized depreciation on:
Investments	(23,708)	(343,957)
Written options	(80,822)	(127,374)
Net increase (decrease) in net assets resulting from operations	10,565,638	(7,296,091)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(766,886)	(978,086)
Net dividends and distributions — Class M	(49,359)	(79,827)
Total distributions	(816,245)	(1,057,913)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	8,282,595	28,194,024
Proceeds from shares sold — Class M	44,616	–
Proceeds from shares issued to holders in reinvestment of dividends — Class I	597,901	872,437
Proceeds from shares issued to holders in reinvestment of dividends — Class M	47,719	73,323
Cost of shares redeemed — Class I	(31,777,600)	(114,679,152)
Cost of shares redeemed — Class M	(310,386)	(9,717,671)
Net decrease in net assets from capital share transactions	(23,115,155)	(95,257,039)
Total decrease in net assets	(13,365,762)	(103,611,043)

NET ASSETS:
Beginning of year	56,851,121	160,462,164

End of year	$43,485,359	$56,851,121

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Statement of Changes in Net Assets

	STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	YEAR ENDED OCTOBER 31, 2021	PERIOD ENDED OCTOBER 31, 2020(1)

OPERATIONS:
Net investment income	$1,760,828	$223,146
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(1,346,660)	(87,717)
Affiliated issuers	128,714	126,120
Foreign currencies	(91,962)	7,778
Forward currency contracts	1,136,087	(199,125)
Futures contracts	(32,203,575)	(6,322,788)
Written options	47,463,857	6,919,543
Net change in unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	452,862	5,013
Affiliated issuers	(1,683,006)	491,938
Foreign currencies	18,152	2,711
Forward currency contracts	(401,608)	(42,895)
Futures contracts	(3,970,401)	(50,265)
Written options	3,221,743	(11,572)
Net increase in net assets resulting from operations	14,485,031	1,061,887

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(825,586)	—
Net dividends and distributions — Class J	(299)	—
Total distributions	(825,885)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	125,150,782	40,394,766
Proceeds from shares sold — Class J	12,831,477	5,000
Proceeds from shares issued in connection with acquisition — Class I(2)	75,727,187	—
Proceeds from shares issued to holders in reinvestment of dividends — Class I	786,553	—
Proceeds from shares issued to holders in reinvestment of dividends — Class J	299	—
Cost of shares redeemed — Class I	(33,758,935)	(21,195,615)
Cost of shares redeemed — Class J	(113,394)	—
Net increase in net assets from capital share transactions	180,623,969	19,204,151
Total increase in net assets	194,283,115	20,266,038

NET ASSETS:
Beginning of period	20,266,038	—

End of period	$214,549,153	$20,266,038

(1)	The Fund commenced operations on May 1, 2020.
(2)	On February 5, 2021, the Diversified Alternatives Fund acquired the Stone Ridge All Asset Variance Risk Premium Fund. See Note 1.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Statement of Changes in Net Assets

STONE RIDGE BITCOIN STRATEGY FUND(1)

PERIOD ENDED OCTOBER 31, 2021

OPERATIONS:
Net investment loss	$(40,094)
Net realized gain on:
Futures contracts	5,970,963
Net change in unrealized depreciation on:
Investments	(7,582)
Futures contracts	(30,367)
Net increase in net assets resulting from operations	5,892,920

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	—
Net dividends and distributions — Class M	—
Total distributions	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	11,417,350
Proceeds from shares sold — Class M	361,462
Proceeds from shares issued to holders in reinvestment of dividends — Class I	—
Proceeds from shares issued to holders in reinvestment of dividends — Class M	—
Cost of shares redeemed — Class I	(38,212)
Cost of shares redeemed — Class M	(9,811)
Net increase in net assets from capital share transactions	11,730,789
Total increase in net assets	17,623,709

NET ASSETS:
Beginning of period	—

End of period	$17,623,709

(1)	The Fund commenced operations on July 30, 2021.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Statement of Cash Flows	For the Year Ended October 31, 2021

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$25,299,559
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized loss:	34,703,410
Amortization and accretion of premium and discount	(2,530,324)
Changes in assets and liabilities:
Foreign currencies at custodian	(105,277)
Interest receivable	(2,460,886)
Other assets	(48,073)
Payable to Custodian	1,749
Payable to Trustees	15,772
Payable for Chief Compliance Officer compensation	(144)
Accrued interest expense	39,040
Accrued distribution fees	4,691
Other accrued expenses	(127,745)
Payable to Adviser	363,462
Purchases of investments	(816,206,567)
Proceeds from sale of investments	360,628,688
Net purchases and sales of short-term investments	2,293,147
Net cash used in operating activities	(398,129,498)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	763,278,741
Payment on shares redeemed	(355,011,645)
Cash distributions to shareholders	(23,887,598)
Proceeds from reverse repurchase agreements	270,157,494
Payments on reverse repurchase agreements	(280,157,494)
Loan withdrawals	181,532,163
Loan paydowns	(157,782,163)
Net cash provided by financing activities	398,129,498
Net increase in cash and restricted cash	—
Cash and restricted cash, beginning of year	—
Cash and restricted cash, end of year	$—

SUPPLEMENTAL DISCLOSURES OF CASH FLOW AND NON-CASH INFORMATION:
Reinvested distributions	$36,603,203
Cash paid for interest on loans outstanding and repurchase agreements	$531,531

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Financial Highlights	October 31, 2021

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS I
Year Ended October 31, 2021	$9.28	0.43	(0.23)	0.20
Year Ended October 31, 2020	$9.30	0.45	0.06	0.51
Year Ended October 31, 2019	$9.54	0.44	(0.19)	0.25
Year Ended October 31, 2018	$9.14	0.46	0.21	0.67
Year Ended October 31, 2017	$10.50	0.67	(1.13)	(0.46)
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS M
Year Ended October 31, 2021	$9.29	0.42	(0.25)	0.17
Year Ended October 31, 2020	$9.30	0.43	0.07	0.50
Year Ended October 31, 2019	$9.53	0.42	(0.18)	0.24
Year Ended October 31, 2018	$9.13	0.45	0.20	0.65
Year Ended October 31, 2017	$10.49	0.66	(1.13)	(0.47)
(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(3)	Includes borrowing and investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(4)	Includes less than $0.01 per share of return of capital.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Financial Highlights	October 31, 2021

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions		Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

(0.47)	—	(0.47)		$9.01	2.16%	$1,269,044	1.73	%(3)	1.69	%(3)	4.73	%(3)	4.77	%(3)	28.45%
(0.53)	—	(0.53)		$9.28	5.73%	$886,011	1.73	%(3)	1.68	%(3)	4.87	%(3)	4.92	%(3)	50.26%
(0.49)	—	(0.49)		$9.30	2.87%	$800,883	1.71	%(3)	1.70	%(3)	4.75	%(3)	4.76	%(3)	21.85%
(0.27)	—	(0.27)		$9.54	7.41%	$815,827	1.73	%(3)	1.68	%(3)	4.87	%(3)	4.92	%(3)	27.71%
(0.90)	—	(0.90	)(4)	$9.14	(4.85%)	$910,525	1.81	%(3)	1.77	%(3)	6.78	%(3)	6.82	%(3)	29.74%

(0.45)	—	(0.45)		$9.01	1.90%	$148,332	1.88	%(3)	1.84	%(3)	4.57	%(3)	4.61	%(3)	28.45%
(0.51)	—	(0.51)		$9.29	5.68%	$113,008	1.87	%(3)	1.82	%(3)	4.72	%(3)	4.77	%(3)	50.26%
(0.47)	—	(0.47)		$9.30	2.78%	$116,551	1.86	%(3)	1.85	%(3)	4.61	%(3)	4.62	%(3)	21.85%
(0.25)	—	(0.25)		$9.53	7.23%	$116,356	1.88	%(3)	1.83	%(3)	4.74	%(3)	4.79	%(3)	27.71%
(0.89)	—	(0.89	)(4)	$9.13	(5.01%)	$186,748	1.96	%(3)	1.91	%(3)	6.60	%(3)	6.65	%(3)	29.74%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Financial Highlights	October 31, 2021

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE U.S. HEDGED EQUITY FUND—CLASS I
Year Ended October 31, 2021	$10.59	(0.05)	2.66	2.61
Year Ended October 31, 2020	$10.45	0.12	0.09	0.21
Year Ended October 31, 2019	$9.82	0.08	0.64	0.72
Year Ended October 31, 2018	$11.49	—	(0.18)	(0.18)
Year Ended October 31, 2017	$10.58	(0.08)	1.45	1.37
STONE RIDGE U.S. HEDGED EQUITY FUND—CLASS M
Year Ended October 31, 2021	$10.48	(0.07)	2.64	2.57
Year Ended October 31, 2020	$10.35	0.12	0.08	0.20
Year Ended October 31, 2019	$9.72	0.06	0.64	0.70
Year Ended October 31, 2018	$11.40	(0.02)	(0.17)	(0.19)
Year Ended October 31, 2017	$10.52	(0.10)	1.44	1.34
(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(3)	Includes borrowing and investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Financial Highlights	October 31, 2021

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)	Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)	Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)	Portfolio Turnover Rate

(0.19)	—	—	(0.19)	$13.01	25.00%	$40,475	1.35%	0.50%	(1.24%)	(0.40%)	0.00%
(0.02)	(0.05)	—	(0.07)	$10.59	2.02%	$54,205	1.13%	0.48%	0.52%	1.17%	0.00%
(0.08)	(0.01)	—	(0.09)	$10.45	7.40%	$147,559	1.70%	1.70%	0.78%	0.78%	0.00%
—	(1.49)	—	(1.49)	$9.82	(2.04)%	$192,725	1.58%	1.60%	(0.01%)	(0.03%)	0.00%
—	(0.46)	—	(0.46)	$11.49	13.34%	$301,447	1.55%	1.53%	(0.84%)	(0.82%)	0.00%

(0.20)	—	—	(0.20)	$12.85	24.79%	$3,010	1.51%	0.65%	(1.41%)	(0.55%)	0.00%
(0.02)	(0.05)	—	(0.07)	$10.48	1.90%	$2,646	1.21%	0.63%	0.58%	1.16%	0.00%
(0.06)	(0.01)	—	(0.07)	$10.35	7.24%	$12,903	1.87%	1.86%	0.63%	0.64%	0.00%
—	(1.49)	—	(1.49)	$9.72	(2.16)%	$21,534	1.73%	1.75%	(0.19%)	(0.21%)	0.00%
—	(0.46)	—	(0.46)	$11.40	13.13%	$51,341	1.68%	1.67%	(0.98%)	(0.97%)	0.00%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Financial Highlights	October 31, 2021

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(2)		Net Realized and Unrealized Gains		Total from Investment Operations
STONE RIDGE DIVERSIFIED ALTERNATIVES FUND—CLASS I
Year Ended October 31, 2021	$10.42	0.14	(4)	0.95	(4)	1.09	(4)
Period Ended October 31, 2020(1)	$10.00	0.09	(4)	0.33	(4)	0.42	(4)
STONE RIDGE DIVERSIFIED ALTERNATIVES FUND—CLASS J
Year Ended October 31, 2021	$10.42	0.08	(4)	0.96	(4)	1.04	(4)
Period Ended October 31, 2020(1)	$10.00	0.08	(4)	0.34	(4)	0.42	(4)
(1)	The Fund commenced operations on May 1, 2020.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(4)	Per share amounts include income and expenses of the Stone Ridge Diversified Alternatives Fund, which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(5)	Not annualized.
(6)	Annualized.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Financial Highlights	October 31, 2021

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(3)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

(0.26)	(0.06)	—	(0.32)	$11.19	10.70%		$201,434	2.13%		1.15%		0.30%		1.28%		33.34%
—	—	—	—	$10.42	4.20	%(5)	$20,261	3.57	%(6)	1.04	%(6)	-0.80	%(6)	1.73	%(6)	28.54	%(5)

(0.25)	(0.06)	—	(0.31)	$11.15	10.25%		$13,115	2.35%		1.46%		-0.19%		0.70%		33.34%
—	—	—	—	$10.42	4.20	%(5)	$5	3.64	%(6)	1.14	%(6)	-0.87	%(6)	1.63	%(6)	28.54	%(5)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Financial Highlights	October 31, 2021

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(2)	Net Realized and Unrealized Gains	Total from Investment Operations
STONE RIDGE BITCOIN STRATEGY FUND—CLASS I
Period Ended October 31, 2021(1)	$10.00	(0.04)	5.44	5.40
STONE RIDGE BITCOIN STRATEGY FUND—CLASS M
Period Ended October 31, 2021(1)	$10.00	(0.04)	5.44	5.40
(1)	The Fund commenced operations on July 30, 2021.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(4)	Not annualized.
(5)	Annualized.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Consolidated Financial Highlights	October 31, 2021

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(3)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

—	—	—	—	$15.40	54.00	%(4)	$17,196	6.06	%(5)	1.27	%(5)	-5.98	%(5)	-1.19	%(5)	0.00	%(4)

—	—	—	—	$15.40	54.00	%(4)	$428	5.40	%(5)	1.41	%(5)	-5.33	%(5)	-1.34	%(5)	0.00	%(4)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

1. Organization

Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of October 31, 2021, the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”), the Stone Ridge U.S. Hedged Equity Fund (the “U.S. Hedged Equity Fund”), the Stone Ridge Diversified Alternatives Fund (the “Diversified Alternatives Fund”) and the Stone Ridge Bitcoin Strategy Fund (the “Bitcoin Strategy Fund”) (and together, the “Funds”) were each series of the Trust. The High Yield Reinsurance Fund and the Bitcoin Strategy Fund are non-diversified, while the U.S. Hedged Equity Fund and the Diversified Alternatives Fund are diversified. The High Yield Reinsurance Fund commenced operations on February 1, 2013. The U.S. Hedged Equity Fund commenced operations on May 1, 2013. The Diversified Alternatives Fund commenced operations on May 1, 2020. The Bitcoin Strategy Fund commenced operations on July 30, 2021. The High Yield Reinsurance Fund, the U.S. Hedged Equity Fund and the Bitcoin Strategy Fund each offer two classes of shares to investors: Class I shares, with no front-end or back-end sales charges, and no 12b-1 fees; and Class M shares, with no front-end or back-end sales charges, and a 0.15% 12b-1 fee. The Diversified Alternatives Fund offers two classes of shares to investors: Class I shares and Class J shares, with no front-end or back-end sales charges, and no 12b-1 fees. The Funds do not charge redemption fees. There are an unlimited number of authorized shares.

On February 5, 2021, the Diversified Alternatives Fund acquired all of the assets, and assumed all of the liabilities, of the Stone Ridge All Asset Variance Risk Premium Fund (the “All Asset VRP Fund”) pursuant to a Plan of Reorganization approved by the Board of Trustees (the “Board”). Shareholders of the All Asset VRP Fund received Class I shares of the Diversified Alternatives Fund in exchange for their shares of the All Asset VRP Fund. The acquisition was accomplished by a tax-free exchange of 7,277,511 shares of the Diversified Alternatives Fund (valued at $75,727,187) for all 10,496,873 Class I shares of the All Asset VRP Fund.

For financial reporting purposes, assets received and shares issued by the Diversified Alternatives Fund were recorded at fair value; however, the cost basis of the investments received from the All Asset VRP Fund was carried forward to align ongoing reporting of the Diversified Alternatives Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The All Asset VRP Fund’s net assets at that date $75,727,187, including $1,524,541 of unrealized appreciation, $(189,247,596) of undistributed net realized losses and $6,349,431 of undistributed net investment income, were combined with those of the Diversified Alternatives Fund. The aggregate net assets of the Diversified Alternatives Fund immediately after the acquisition were $129,779,202 which had previously been $54,052,015 prior to the acquisition. Assuming the acquisition had been completed on November 1, 2020, the beginning of the Funds’ fiscal year, pro forma results of operations for the Diversified Alternatives Fund for the year ended October 31, 2021, would have been $732,282 of net investment income, $16,361,376 of net realized and unrealized gains on investments, and $17,093,658 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the All Asset VRP Fund that have been included in Diversified Alternatives Fund’s statement of operations since February 5, 2021.

The investment objective of the High Yield Reinsurance Fund is to seek a high level of total return consisting of income and preservation of capital. The High Yield Reinsurance Fund pursues its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds, preference shares or participation notes issued in connection with quota shares (“Quota Share Notes”), and to a lesser extent, preference shares or participation notes issued in connection with excess-of-loss, stop-loss or other non-proportional reinsurance (“Excess of Loss Notes”), preference shares or participation notes issued in connection with industry loss warranties (“ILW Notes”), event-linked swaps, equity securities (publicly or privately offered) and the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”). The investment objective of the U.S. Hedged Equity Fund is to seek capital appreciation. The U.S. Hedged Equity Fund typically pursues its investment objective by writing (selling) call and put options related to U.S. securities. The investment objective of the Diversified Alternatives Fund is to seek total return. The Diversified Alternatives Fund pursues its investment objective by generating income from diverse investment strategies that have potential for attractive returns such as reinsurance, market risk transfer, style premium investing, alternative lending, single family real estate and healthcare royalties. The investment objective of the Bitcoin Strategy Fund is to seek capital appreciation. The Bitcoin Strategy Fund pursues its investment objective primarily by investing in bitcoin

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

futures contracts and in pooled investment vehicles that invest directly or indirectly in bitcoin. The Bitcoin Strategy Fund does not directly invest in bitcoin or other digital assets. As of October 31, 2021, the Bitcoin Strategy Fund held no investments in pooled investment vehicles that invest directly or indirectly in bitcoin.

The consolidated financial statements include the accounts of Stone Ridge Diversified Alternatives Sub Fund Ltd. and the Stone Ridge Bitcoin Strategy Sub Fund Ltd. (each a “Subsidiary”), each of which is a wholly-owned and controlled subsidiary of the Diversified Alternatives Fund and the Bitcoin Strategy Fund, respectively. Reference made within this report to schedules of investments or statements of assets and liabilities refer to Consolidated Schedules of Investments or Consolidated Statement of Assets and Liabilities for the Diversified Alternatives Fund and Bitcoin Strategy Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiaries gain exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options and swaps. As of October 31, 2021, the Subsidiaries’ consolidated net assets were $47,039,431 and $7,352,318, which represented 21.9% and 41.7% of the Diversified Alternatives Fund and Bitcoin Strategy Fund’s net assets, respectively.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services-Investment Companies.

(a) Investment Valuation and Fair Value Measurement. The Board has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures, including fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Funds typically utilize an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

The Diversified Alternatives Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related securities, and the Fund’s holdings in mortgage loans, mezzanine loans and certain other types of single-family real estate debt investments, are typically fair valued based on prices provided by a third-party pricing service. Each loan and fractional loan is fair valued using inputs that take into account individual borrower-level data (e.g., payment history) that is updated periodically to reflect new information regarding the borrower or loan.

Non-prime money market funds and cash sweep programs are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

Reverse repurchase agreements are accounted for at amortized cost, which approximates fair value.

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

For investments in investment companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

The Diversified Alternatives Fund’s holdings in private funds are fair valued based on valuations of the Fund’s interests in such private funds provided by the managers of such private funds or their agents. Valuations will be provided to the Fund on a monthly or quarterly basis based on the interim unaudited financial statements of such private funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the completion of the audit of such financial statements and may fluctuate as a result. The Fund will perform an independent review of such valuations and will consider all relevant information, including the reliability of the pricing information provided by the managers of the private funds. The Fund may conclude, in certain circumstances, that the valuation provided by the manager of a private fund is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Fund may value its interests in the private fund at a discount or a premium to the valuation it receives from the private fund. Additionally, between the monthly or quarterly dates on which such private fund provides a net asset value, the valuation of the Fund’s interest in such private fund may be adjusted more frequently based on the estimated total return that such private fund will generate during such period and other general market or private fund -specific changes the Adviser is aware of. At the end of the month or quarter, as applicable, each private investment private fund’s net asset value is adjusted based on the actual income and appreciation or depreciation realized by such private fund when the monthly or quarterly valuations and income are reported.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Level 2 and 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there is no longer observable market data for these securities for the year/period ended October 31, 2021. The transfers from Level 3 to Level 2 occurred because there was observable market data that became available as of October 31, 2021. The following table summarizes the inputs used to value the Funds’ investments as of October 31, 2021:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Reinsurance Fund
Assets
Event-Linked Bonds
Europe	$—	$503,344	$—	$503,344
Global	—	209,652,262	2,502,720	212,154,982
Great Britain	—	—	3,147,667	3,147,667
Jamaica	—	16,212,000	—	16,212,000
Japan	—	77,561,101	—	77,561,101
Mexico	—	16,606,672	—	16,606,672
United States	—	901,847,021	419,126	902,266,147
Total Event-Linked Bonds	—	1,222,382,400	6,069,513	1,228,451,913
Quota Shares and Other Reinsurance-Related Securities
Participation Notes (1)(2)	—	—	83,949,955	83,949,955
Preference Shares (1)(2)	—	—	125,333,720	125,333,720
Total Quota Shares and Other Reinsurance-Related Securities	—	—	209,283,675	209,283,675
Money Market Funds	190,655	—	—	190,655

Total Assets	$190,655	$1,222,382,400	$215,353,188	$1,437,926,243

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
U.S. Hedged Equity Fund(3)
Assets
Purchased Options	$1,410	$—	$—	$1,410
Money Market Funds	214,785	—	—	214,785
U.S. Treasury Bills	—	43,433,588	—	43,433,588

Total Assets	$216,195	$43,433,588	$—	$43,649,783
Liabilities
Written Options	$65,910	$41,655	$—	$107,565

Total Liabilities	$65,910	$41,655	$—	$107,565

Diversified Alternatives Fund
Assets
Asset-Backed Securities	$—	$—	$12,053,281	$12,053,281
Investment Companies—Open End	109,667,618	—	—	109,667,618
Purchased Options	—	53,151	—	53,151
Money Market Funds	15,883,996	—	—	15,883,996
U.S. Treasury Bills	—	75,654,568	—	75,654,568

Total Assets	$125,551,614	$75,707,719	$12,053,281	$213,312,614
Liabilities
Written Options	$5,915,191	$354,684	$—	$6,269,875

Total Liabilities	$5,915,191	$354,684	$—	$6,269,875
Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$797,815	$—	$797,815
Unrealized depreciation on forward currency contracts	—	(1,242,318)	—	(1,242,318)
Unrealized appreciation on futures contracts	1,281,822	—	—	1,281,822
Unrealized depreciation on futures contracts	(2,830,172)	—	—	(2,830,172)

Total	$(1,548,350)	$(444,503)	$—	$(1,992,853)

Bitcoin Strategy Fund
Assets
Foreign Government Agency Bonds	$—	$6,579,262	$—	$6,579,262
Money Market Funds	10,229,242	—	—	10,229,242
U.S. Treasury Bills	—	9,993,625	—	9,993,625

Total Assets	$10,229,242	$16,572,887	$—	$26,802,129
Other Financial Instruments*
Unrealized appreciation on futures contracts	$313,608	$—	$—	$313,608
Unrealized depreciation on futures contracts	(343,975)	—	—	(343,975)

Total	$(30,367)	$—	$—	$(30,367)

(1)	Includes Level 3 investment with a value of zero.
(2)	For further security characteristics, see the Funds’ Schedules of Investments.
(3)

The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the year/period ended October 31, 2021, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, the reconciliation of assets and liabilities in which significant unobservable inputs (Level 3 securities) was used in determining fair value is not applicable.

*	Other financial instruments are derivatives, such as futures and forward currency contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

Below	is a reconciliation that details the activity of securities in Level 3 during the year ended October 31, 2021:

	HIGH YIELD REINSURANCE FUND			DIVERSIFIED ALTERNATIVES FUND
	EVENT- LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES	ASSET-BACKED SECURITIES
Beginning Balance—November 1, 2020	$18,285,571	$81,049,843	$60,653,972	$—
Acquisitions	2,750,000	78,908,863	87,540,045	13,736,274
Dispositions	(10,352,924)	(66,813,156)	—	—
Realized gain (loss)	(15,909,196)	1,304,628	—	—
Return of capital	—	(489,936)	(4,062,493)	(2,119,053)
Change in unrealized appreciation (depreciation)	10,995,587	(10,010,287)	(18,797,804)	436,060
Net transfers in/(out) of Level 3	300,475	—	—	—
Ending Balance—October 31, 2021	$6,069,513	$83,949,955	$125,333,720	$12,053,281

As of October 31, 2021, the change in unrealized appreciation (depreciation) on Level 3 positions still held in the High Yield Reinsurance Fund was $(7,301,180) for Event-Linked Bonds, $(9,616,267) for Participation Notes, and $(18,797,804) for Preference Shares. As of October 31, 2021, the change in unrealized appreciation (depreciation) on positions still held in the Diversified Alternatives Fund was $436,060 for Asset-Backed Securities.

Unobservable inputs included losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the significant quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of October 31, 2021.

High Yield Reinsurance Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 10/31/21	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Participation Notes	Financial Services	$58,427,351	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$7.2MM $0.3MM-$5.4MM	$6.2MM $4.7MM

Preference Shares	Financial Services	$109,594,156	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.1MM-$23.7MM $0.0MM-$18.5MM	$12.5MM $11.9MM

(1)	Weighed by relative fair value.

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were priced using indicative bids and have a value equal to $6,069,513 for Event-Linked Bonds, $25,522,604 for Participation Notes and $15,739,564 for Preference Shares.

Diversified Alternatives Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 10/31/2021	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Asset-Backed Securities	Financial Services	$12,053,281	Discounted Cash Flow	Constant Prepayment Rate Constant Default Rate Severity Discount Rate	0.00%-15.68% 0.00%-15.48% 90.00%-100.00% 5.00%-17.94%	8.95% 7.92% 93.43% 11.95%

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

Derivative Transactions — The Funds engaged in derivatives for hedging and speculative purposes during the year/period ended October 31, 2021. The U.S. Hedged Equity Fund, the Diversified Alternatives Fund and the Bitcoin Strategy Fund also engaged in derivatives to generate income from premiums. The use of derivatives included options and futures.

Futures Contracts — The Funds may purchase and sell futures contracts. The High Yield Reinsurance Fund, the Diversified Alternatives Fund and the Bitcoin Strategy Fund held futures contracts during the year/period ended October 31, 2021. The High Yield Reinsurance Fund and Diversified Alternatives Fund use futures contracts to hedge interest rate and foreign exchange rate exposure. The U.S. Hedged Equity Fund uses futures contracts to maintain appropriate equity market exposure. The Bitcoin Strategy Fund uses futures contracts to maintain appropriate bitcoin market exposure. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Funds deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the year/period ended October 31, 2021, was as follows:

	DIVERSIFIED ALTERNATIVE FUND	BITCOIN STRATEGY FUND
Total long futures contracts	$62,416,794	$13,135,481
Total short futures contracts	62,242,573	—

Options — The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The Funds write put and call options to earn premium income. The U.S. Hedged Equity Fund and Diversified Alternatives Fund wrote call or put options during the year/period ended October 31, 2021. With exchange-traded options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during or at the expiration of the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market values of purchased and written options for the year ended October 31, 2021, were as follows:

	U.S. HEDGED EQUITY FUND	DIVERSIFIED ALTERNATIVE FUND
Purchased Options	$1,040	$58,243
Written Options	407,892	4,955,782

Forward Currency Contracts — The Diversified Alternatives Fund enters into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the year ended October 31, 2021 was $47,472,020 for long contracts and $50,069,613 for short contracts.

The tables below reflect the values of derivative assets and liabilities as reflected in the Statement of Assets and Liabilities.

		ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
U.S. Hedged Equity Fund
Purchased Options
Equity contracts	Investments, at fair value	$1,410
Diversified Alternatives Fund
Forwards
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	797,815
Futures
Commodity contracts	Net assets—Unrealized appreciation*	330,491
Equity contracts	Net assets—Unrealized appreciation*	764,745
Foreign exchange contracts	Net assets—Unrealized appreciation*	186,586
Options
Equity contracts	Investments, at fair value	15,675
Foreign exchange contracts	Investments, at fair value	37,476
Bitcoin Strategy Fund
Futures
Commodity contracts	Net assets—Unrealized appreciation*	313,608

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments.

		LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
U.S. Hedged Equity Fund
Written options
Equity contracts	Written options, at fair value	$107,565
Diversified Alternatives Fund
Forwards
Foreign exchange contracts	Unrealized depreciation on forward currency contracts	1,242,318

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

		LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Futures
Commodity contracts	Net assets—Unrealized depreciation*	$2,275,434
Equity contracts	Net assets—Unrealized depreciation*	501,098
Foreign exchange contracts	Net assets—Unrealized depreciation*	53,640
Written options
Commodity contracts	Written options, at fair value	4,776,199
Equity contracts	Written options, at fair value	166,226
Foreign exchange contracts	Written options, at fair value	1,327,450
Bitcoin Strategy Fund
Futures
Commodity contracts	Net assets—Unrealized depreciation*	343,975

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.

The tables below reflect the effect of derivative instruments on the Statement of Operations for the year/period ended October 31, 2021.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES TRANSACTIONS
	FORWARD CURRENCY CONTRACTS	FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	TOTAL
U.S. Hedged Equity Fund
Equity contracts	$—	$—	$(72,779)	$10,914,808	$10,842,029

Diversified Alternatives Fund
Commodity contracts	—	(19,522,887)	—	30,151,834	10,628,947
Equity contracts	—	(6,993,885)	418,282	10,373,993	3,798,390
Foreign exchange contracts	1,136,087	(5,682,003)	919,386	6,937,191	3,310,661
Interest rate contracts	—	(4,800)	—	839	(3,961)

Bitcoin Strategy Fund
Commodity contracts		5,970,963			5,970,963

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FORWARD CURRENCY CONTRACTS	FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	TOTAL
U.S. Hedged Equity Fund
Equity contracts	$—	$—	$61	$(80,822)	$(80,761)

Diversified Alternatives Fund
Commodity contracts	—	(4,393,713)	—	4,224,725	(168,988)
Equity contracts	—	166,011	22,149	(68,375)	119,785
Foreign exchange contracts	(401,608)	254,769	17,919	(934,485)	(1,063,405)
Interest rate contracts	—	2,532	—	(122)	2,410

Bitcoin Strategy Fund
Commodity contracts	—	(30,367)	—	—	(30,367)

A reverse repurchase agreement is the sale by a fund of a security to a party for a specified price, with the simultaneous agreement by the fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to a fund. In such situations, a fund may incur losses as a result of a possible decline in the value of the underlying security during the period while a fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Funds will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under the reverse repurchase agreement.

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

(b) Offsetting on the Statement of Assets and Liabilities. Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

High Yield Reinsurance Fund

LIABILITIES:	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Reverse Repurchase Agreements	$5,000,000	$—	$5,000,000	$—	$(5,000,000)	$—
	$5,000,000	$—	$5,000,000	$—	$(5,000,000)	$—

Diversified Alternatives Fund

ASSETS:	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Forward Currency Contracts	$797,815	$—	$797,815	$(797,815)	$—	$—
Purchased Options	37,476	—	37,476	(37,476)	—	—
	$835,291	$—	$835,291	$(835,291)	$—	$—

LIABILITIES:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Forward Currency Contracts	$1,242,318	$—	$1,242,318	$(797,815)	$(444,503)	$—
	$1,242,318	$—	$1,242,318	$(797,815)	$(444,503)	$—

(c) Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

(e) Federal Income Taxes. The Funds qualify and intend to continue to qualify as “regulated investment companies” (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As RICs, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Reverse Repurchase Agreements. The Funds intend to enter into reverse repurchase agreements with banks and brokers, with the Funds as the initial seller of securities to the banks or brokers. In this case, a reverse repurchase agreement involves a sale by a fund of portfolio securities concurrently with an agreement by a fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, an individual fund continues to receive principal and interest payments on the securities.

If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. Furthermore, in that situation a fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the fund sold to it (e.g., a buyer may only be willing to pay $95 for a security with a market value of $100). A fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Reverse repurchase agreements and dollar rolls are not considered borrowings by a fund for purposes of the fund’s fundamental investment restriction on borrowings if the fund covers its obligations under these transactions or maintains liquid assets equal in value to its obligations in respect of these transactions.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

High Yield Reinsurance Fund

REVERSE REPURCHASE AGREEMENTS	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	30-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Event Linked Bonds	$—	$5,000,000	$—	$—	$5,000,000
Total	$—	$5,000,000	$—	$—	$5,000,000

Bitcoin Strategy Fund

REVERSE REPURCHASE AGREEMENTS	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	30-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Foreign Government Agency	$—	$6,288,905	$—	$—	$6,288,905
Treasury Bills	—	9,969,254	—	—	$9,969,254
Total	$—	$16,258,159	$—	$—	$16,258,159

(g) Event-Linked Bonds. Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the High Yield Reinsurance Fund or the Diversified Alternatives Fund may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the High Yield Reinsurance Fund or the Diversified Alternatives Fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The High Yield Reinsurance Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments. The High Yield Reinsurance Fund or the Diversified Alternatives Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

(h) Quota Share Notes. Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the High Yield Reinsurance Fund or the Diversified Alternatives Fund, as a holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(i) Excess of Loss Notes. Excess of Loss Notes provide exposure to a form of reinsurance pursuant to which one party (typically an insurer or reinsurer) purchases protection against losses that exceed a specified threshold up to a set limit. For example, under such an arrangement, an insurer may have a book of business with $6 billion of total risk in respect of large, catastrophic losses. The insurer can purchase per-occurrence excess-of-loss reinsurance protection from an SPV for 40% of single-event losses the insurer suffers between $4 billion and $5 billion by paying the SPV a fixed premium. In this example, if the insurer suffered a loss of $5 billion due to one event, it would cover the first $4 billion itself (the amount it retained) and file a reinsurance claim with the SPV to pay 40% of the further $1 billion in losses (i.e., $400 million) and pay the remaining $600 million itself. If the insurer had losses of $6 billion, it would cover the first $4 billion itself, look to the SPV to pay 40% of $1 billion (again paying the $600 million itself) and would further retain the obligation to pay the additional $1 billion that exceeds the reinsurance coverage. The “trigger” for this type of reinsurance contract would be losses in excess of the specified amount.

(j) ILW Notes. ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The High Yield Reinsurance Fund or the Diversified Alternatives Fund, as a holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event.

(k) Distributions to Shareholders. The Funds intend to distribute to their shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Funds each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(l) Foreign Securities and Currency Transactions. The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The High Yield Reinsurance Fund may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the High Yield Reinsurance Fund will normally invest a significant amount of its assets in non-U.S. entities. Accordingly, the High Yield Reinsurance Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the High Yield Reinsurance Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The High Yield Reinsurance Fund’s investments will consist primarily of event-linked bonds, Quota Share Notes, Excess of Loss Notes and ILW Notes that provide the High Yield Reinsurance Fund with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the High Yield Reinsurance Fund’s investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the High Yield Reinsurance Fund’s assets.

If the Funds invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (U.S. dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Funds are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

(m) Allocation of Income, Expenses, Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each fund are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.

(n) Other. Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(o) Restricted Securities. The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

(p) REIT Distributions. The character of distributions received from real estate investment trusts (“REITs”) held by the Funds is generally made up of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

(q) COVID-19. The COVID-19 pandemic, which began in December 2019 and has spread worldwide, has caused many governments to implement measures to slow the spread of the outbreak through quarantines, travel restrictions, heightened border scrutiny, vaccine requirements and other measures. The outbreak, along with more recent COVID-19 variants, and government measures taken in response have also had a significant impact, both directly and indirectly, on businesses and commerce, as worker shortages have occurred, supply chains have been disrupted, production has been suspended and demand for certain goods and services, such as medical services and supplies, has spiked, while demand for other goods and services, such as travel, has fallen. The impact of the COVID-19 pandemic has adversely affected the economies of many nations and the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. The COVID-19 crisis has also exacerbated other pre-existing political, social and economic risks in certain countries or globally. Other public health crises that may arise in the future could have similar or other unforeseen effects. The duration of the COVID-19 outbreak or any such future outbreak and its effects cannot be determined with certainty. The COVID-19 outbreak has led, and in the future the COVID-19 outbreak and new COVID-19 variants or other future public health crises could lead, to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Funds’ investments, and financial results.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made because the Funds intend to be taxed as RICs and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the year/period ended October 31, 2021, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	TOTAL DISTRIBUTABLE EARNINGS/(LOSS)	PAID IN CAPITAL
High Yield Reinsurance Fund	$—	$—
U.S. Hedged Equity Fund	—	—
Diversified Alternatives Fund	(7,929,456)	7,929,456
Bitcoin Strategy Fund	(5,948,684)	5,948,684

These differences primarily relate to realized foreign currency gains/(losses), investments in passive foreign investment companies and controlled foreign corporations, and impact of net operating losses in taxable income.

	HIGH YIELD REINSURANCE RISK PREMIUM FUND	U.S. HEDGED EQUITY FUND	DIVERSIFIED ALTERNATIVES FUND	BITCOIN STRATEGY FUND
Tax cost of investments	$1,496,027,242	$43,652,731	$222,377,101	$35,756,081
Unrealized appreciation	24,462,549	747	5,048,165	313,608
Unrealized depreciation	(82,566,268)	(3,627)	(15,706,689)	(6,269,874)
Net unrealized appreciation (depreciation)	(58,103,719)	(2,880)	(10,658,524)	(5,956,266)
Undistributed ordinary income	19,902,839	1,051,242	13,559,046	5,900,502
Undistributed long-term gain (capital loss carryover)	(109,162,020)	978,765	(56,229,267)	—
Distributable earnings	(89,259,181)	2,030,007	(42,670,221)	5,900,502
Other accumulated earnings (loss)	7,977,215	—	(88,563)	—
Total accumulated gain (loss)	$(139,385,685)	$2,027,127	$(53,417,308)	$(55,764)

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

The tax character of distributions paid during the year/period ended October 31, 2021 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$60,490,801	$—	$—	$60,490,801
U.S. Hedged Equity Fund	816,245	—	—	816,245
Diversified Alternatives Fund	825,885	—	—	825,885
Bitcoin Strategy Fund	—	—	—	—

Each of the Funds designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the funds related to net capital gain to zero for the tax year ended October 31, 2021.

The tax character of distributions paid during the year/period ended October 31, 2020 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$54,271,775	$—	$—	$54,271,775
U.S. Hedged Equity Fund	352,775	705,138	—	1,057,913
Diversified Alternatives Fund	—	—	—	—
Bitcoin Strategy Fund	—	—	—	—

As of October 31, 2021 certain Funds have tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
High Yield Reinsurance Fund	$(9,109,106)	$(100,052,914)	$(109,162,020)
U.S. Hedged Equity Fund	—	—	—
Diversified Alternatives Fund(1)	(44,915,145)	(14,268,400)	(59,183,545)
Bitcoin Strategy Fund	—	—	—

(1)

Tax basis short-term capital losses of $(45,379,316) and long-term capital losses of $(14,415,855) were transferred from the All Asset VRP Fund to the Diversified Alternatives Fund as a result of the acquisition of the former by the latter on February 5, 2021. Utilization of these losses is subject to limitation under IRC Section 382.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year/period ended October 31, 2021, or for any other tax years which are open for exam. As of October 31, 2021, open tax years include the periods ended October 31, 2019, 2020 and 2021. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year/period ended October 31, 2021, the Funds did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement. The Adviser is the Funds’ investment adviser and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds.

As compensation for its services, the Adviser is paid by the High Yield Reinsurance Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 1.50% of the Fund’s average daily net assets. As compensation for its services, the Adviser is paid by the U.S. Hedged Equity Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 0.50% of the Fund’s average daily net assets. As compensation for its services, the Adviser is paid by the Diversified Alternatives Fund a fee, computed daily and paid monthly in arrears, at the annual rate of (i) 0.00% of the Fund’s average daily net assets invested in any other fund advised by the Adviser and (ii) 1.50% of the Fund’s average daily net assets invested in other investments. As compensation for its services, the Adviser is paid by the Bitcoin Strategy Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 0.50% of the Fund’s average daily net assets.

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

Through February 28, 2023 for the High Yield Reinsurance Fund and the U.S. Hedged Equity Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Funds or classes thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Funds’ business collectively, the (“Excluded Expenses”) solely to the extent necessary to limit the Funds’ total annual fund operating expenses, other than the Excluded Expenses, to 1.65% for Class I shares and 1.80% for Class M shares of the High Yield Reinsurance Fund, 0.50% for the Class I shares and 0.65 % for the Class M shares of the U.S. Hedged Equity Fund. Through May 7, 2022 for the Diversified Alternatives Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Fund or classes thereof (excluding the Fund’s investment management fee, financial intermediary fees and expenses (including shareholder servicing fees and expenses, sub-transfer agency servicing fees and expenses and fees and expenses for custodial services rendered to shareholders), brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest payments on borrowed funds, loan servicing fees, loan collection and administration fees and expenses; interest and commitment fees; short dividend expense; acquired fund fees and expenses; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Diversified Alternatives Expenses”)) solely to the extent necessary to limit the Diversified Alternatives Fund’s total annual fund operating expenses, other than Excluded Diversified Alternatives Expenses, to 0.40% for the Class I and Class J shares of the Diversified Alternatives Fund (prior to January 22, 2021, 0.55% for the Class J shares, previously Class M shares, of the Diversified Alternatives Fund). Through July 30, 2022 for the Bitcoin Strategy Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Fund or classes thereof (excluding the Fund’s investment management fee, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest payments on borrowed funds, interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Funds’ business collectively, the (“Excluded Bitcoin Strategy Expenses”) solely to the extent necessary to limit the Funds’ total annual fund operating expenses, other than the Excluded Bitcoin Strategy Expenses, to 0.50% for Class I shares and 0.65% for Class M shares of the Bitcoin Strategy Fund. With respect to each Fund, the Adviser is permitted to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its advisory fee or otherwise) to the extent that the expenses for the Class of shares fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Class to exceed the annual rate in effect at the time of the recoupment. However, the Adviser shall not be, and under the expense limitation agreements that were in place during the period covered by this report the Adviser was not, permitted to recoup any such fees or expenses beyond three years from the month end in which the Adviser reduced a fee or reimbursed an expense. The Adviser has waived and recouped amounts as disclosed in each Fund’s Statement of Operations. As of October 31, 2021, the remaining amount of waived fees subject to be recouped in future years are as follows:

FUND	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2022)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2023)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2024)
High Yield Reinsurance Fund	$219,235	480,007	563,960
U.S. Hedged Equity Fund	1,614	644,618	384,371
Diversified Alternatives Fund	—	287,870	1,388,393
Bitcoin Strategy Fund	—	—	161,263

(b) Custodian, Administrator and Transfer Agent The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”), an affiliate of U.S. Bank, N.A.

(c) Distributor ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor.

5. Distribution and Service Arrangements

Financial intermediaries may provide varying investment products, programs, platforms and accounts for the benefit of shareholders. Such intermediaries generally charge fees in connection with a variety of services, which include

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

(i) personal and account maintenance services, sub-transfer agency services and custodial services rendered to shareholders who are customers of the intermediary, including electronic transmission and processing of orders, electronic fund transfers between shareholders and the relevant Fund, reinvestment of distributions, settlement and reconciliation of transactions, liaising with the Transfer Agent, facilitation of electronic delivery to shareholders of Fund documentation, monitoring shareholder accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and other similar services (fees for such services, “servicing fees”) and/or (ii) activities or expenses primarily intended to result in the sale of shares (fees for such services, if any, “distribution fees” and, together with servicing fees, “intermediary fees”). Such fees may be based on the number of accounts or may be a percentage of the average value of accounts for which the intermediary provides services, and are intended to compensate intermediaries for their provision of services of the type that would be provided by the Transfer Agent or other service providers if the shares were registered on the books of the relevant Fund. The Funds do not believe that any portion of fees currently paid to financial intermediaries are distribution fees.

For the High Yield Reinsurance Fund, U.S. Hedged Equity Fund and the Bitcoin Strategy Fund, intermediary fees may be paid pursuant to a Distribution Plan (“12b-1 Plan”) adopted by each Fund with respect to its Class M shares, at the maximum annual rate of 0.15% of each Fund’s average daily net assets attributable to Class M. These fees are paid out of each Fund’s Class M shares’ assets on an ongoing basis and may be administered or facilitated by the Distributor. Because Rule 12b-1 fees are paid out of each Fund’s Class M shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The Adviser performs certain services and incurs certain expenses through its employees who are registered representatives of a broker-dealer with respect to the promotion of each Fund’s Class M shares and the Adviser also performs certain services in connection with the servicing of shareholders. If amounts remain from the Rule 12b-1 fees after the intermediaries have been paid, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears. The Distributor does not retain any portion of the Rule 12b-1 fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the 12b-1 Plan, the Class M shares of each Fund will bear such expenses. For Class I shares of each Fund, the Adviser pays all intermediary fees.

For the Diversified Alternatives Fund, intermediary fees may be paid out of the Fund’s Class J shares’ assets on an ongoing basis. Because these intermediary fees are paid out of the Fund’s Class J shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges. For Class J shares, the Adviser pays a portion of the intermediary fees, and the Class J shares bear the remainder. For Class I shares, the Adviser pays all intermediary fees.

6. Offering Costs

Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin and are then amortized to expense over twelve months on a straight-line basis. Certain offering costs totaling $178,570 have been advanced by the Adviser. These will be recovered in the first year of the Bitcoin Strategy Fund’s operations. The remaining offering costs will be paid by the Bitcoin Strategy Fund and are estimated to be $1,375. The total amount of the offering costs incurred by the Fund is estimated at approximately $179,945.

7. Related Parties

Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

8. Investment Transactions

For the year/period ended October 31, 2021, aggregate purchases and sales of securities (excluding short-term securities) by the Funds were as follows:

	HIGH YIELD REINSURANCE FUND	U.S. HEDGED EQUITY FUND	DIVERSIFIED ALTERNATIVES FUND	BITCOIN STRATEGY FUND
Purchases	$814,708,457	$—	$158,345,028	$—
Sales	355,977,857	—	25,827,598	—
U.S. Government Security Purchases	—	—	—	—
U.S. Government Security Sales	—	—	—	—

9. Capital Share Transactions

HIGH YIELD REINSURANCE FUND - CLASS I	YEAR ENDED OCTOBER 31, 2021	YEAR ENDED OCTOBER 31, 2020
Shares sold	76,480,738	39,593,134
Shares issued to holders in reinvestment of dividends	3,458,347	3,428,972
Shares redeemed	(34,496,558)	(33,703,726)
Net increase in shares	45,442,527	9,318,380
Shares outstanding:
Beginning of year	95,436,102	86,117,722
End of year	140,878,629	95,436,102

HIGH YIELD REINSURANCE FUND - CLASS M	YEAR ENDED OCTOBER 31, 2021	YEAR ENDED OCTOBER 31, 2020
Shares sold	7,572,208	2,979,207
Shares issued to holders in reinvestment of dividends	589,564	578,919
Shares redeemed	(3,869,437)	(3,919,024)
Net increase (decrease) in shares	4,292,335	(360,898)
Shares outstanding:
Beginning of year	12,168,932	12,529,830
End of year	16,461,267	12,168,932

U.S. HEDGED EQUITY FUND - CLASS I	YEAR ENDED OCTOBER 31, 2021	YEAR ENDED OCTOBER 31, 2020
Shares sold	695,181	2,708,550
Shares issued to holders in reinvestment of dividends	53,768	82,461
Shares redeemed	(2,755,909)	(11,795,477)
Net decrease in shares	(2,006,960)	(9,004,466)
Shares outstanding:
Beginning of year	5,118,790	14,123,256
End of year	3,111,830	5,118,790

U.S. HEDGED EQUITY FUND - CLASS M	YEAR ENDED OCTOBER 31, 2021	YEAR ENDED OCTOBER 31, 2020
Shares sold	3,707	5,533
Shares issued to holders in reinvestment of dividends	4,338	6,996
Shares redeemed	(26,258)	(1,007,221)
Net decrease in shares	(18,213)	(994,692)
Shares outstanding:
Beginning of year	252,442	1,247,134
End of year	234,229	252,442

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

DIVERSIFIED ALTERNATIVES FUND - CLASS I(1)	YEAR ENDED OCTOBER 31, 2021	PERIOD ENDED OCTOBER 31, 2020
Shares sold	11,900,940	3,992,118
Shares sold in connection with acquisition(2)	7,277,511	—
Shares issued to holders in reinvestment of dividends	77,113	—
Shares redeemed	(3,204,044)	(2,047,987)
Net increase in shares	16,051,520	1,944,131
Shares outstanding:
Beginning of year	1,944,131	—
End of year	17,995,651	1,944,131

DIVERSIFIED ALTERNATIVES FUND - CLASS J(1)	YEAR ENDED OCTOBER 31, 2021	PERIOD ENDED OCTOBER 31, 2020
Shares sold	1,185,543	500
Shares issued to holders in reinvestment of dividends	29	—
Shares redeemed	(10,371)	—
Net increase in shares	1,175,201	500
Shares outstanding:
Beginning of year	500	—
End of year	1,175,701	500

BITCOIN STRATEGY FUND - CLASS I(3)		PERIOD ENDED OCTOBER 31, 2021
Shares sold		1,119,610
Shares issued to holders in reinvestment of dividends		—
Shares redeemed		(2,706)
Net increase in shares		1,116,904
Shares outstanding:
Beginning of period		—
End of period		1,116,904

BITCOIN STRATEGY FUND - CLASS M(3)		PERIOD ENDED OCTOBER 31, 2021
Shares sold		28,612
Shares issued to holders in reinvestment of dividends		—
Shares redeemed		(830)
Net increase in shares		27,782
Shares outstanding:
Beginning of period		—
End of period		27,782

(1)	Commenced operations on May 1, 2020.
(2)	On February 5, 2021, the Diversified Alternatives Fund acquired the All Asset VRP Fund.
(3)	Commenced operations on July 30, 2021.

Stone Ridge Funds	Annual Report	October 31, 2021

Notes to Financial Statements	October 31, 2021

10. Transactions with Affiliate

The following issuers may be deemed to be affiliated with the Funds during the year/period ended October 31, 2021. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

DIVERSIFIED ALTERNATIVES FUND(1)
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM—CLASS I
November 1, 2020 Balance
Shares	1,410,317
Cost	$12,595,802
Additions
Shares	11,518,593
Cost	$105,024,169
Reductions
Shares	757,143
Cost	$6,761,285
October 31, 2021 Balance
Shares	12,171,767
Cost	$110,858,686
Value	$109,667,618
Dividend Income	$2,786,062
Realized Gain/(Loss)	$128,714
Change in Unrealized Appreciation	$(1,683,006)

(1)	The Diversified Alternatives Fund is not paying advisory fees on its holdings of the High Yield Reinsurance Fund as the Adviser is paid an advisory fee from the High Yield Reinsurance Fund.

11. Financing Facility

The High Yield Reinsurance Fund obtains leverage through a 29-day rolling facility (the “Facility”). The Facility, when drawn, is secured by the Fund’s assets, particularly catastrophe bonds which are posted as collateral. The Facility’s maximum withdraw capacity is $125,000,000.

Through the year ended October 31, 2021, the High Yield Reinsurance Fund’s maximum borrowing was $77,000,000 and average borrowing was $15,470,255. This borrowing resulted in interest expenses of $239,644 at a weighted average interest rate of 1.60% and is included in the High Yield Reinsurance Fund’s Statement of Operations. As of October 31, 2021, the High Yield Reinsurance Fund had an outstanding balance of $23,750,000.

The Funds may obtain leverage through borrowings in seeking to achieve their investment objectives. The Funds share an umbrella line of credit with a maximum withdrawal capacity of the lesser of 33.3% the net market value of collateral posted by a fund with secured line of credit, 33.3% of net assets for a fund with an unsecured line of credit, or $50,000,000 across all funds: provided, further, that no more than $10,000,000 can be outstanding under the unsecured line of credit. For the High Yield Reinsurance Fund and the Diversified Alternatives Fund, the umbrella line of credit takes the form of a secured loan agreement, which is effective November 28, 2017 through October 22, 2022.

For the U.S. Hedged Equity Fund, the umbrella line of credit takes the form of an unsecured loan agreement, which is effective June 6, 2018 through October 22, 2022. During the year ended October 31, 2021, the U.S. Hedged Equity Fund’s maximum borrowing was $1,021,000 and average borrowing was $362,500. This borrowing resulted in interest expenses of $91 at a weighted average interest rate of 2.25%. These amounts are included in Interest Expense on the U.S. Hedged Equity Fund’s Statement of Operations. As of October 31, 2021, the Fund did not have an outstanding loan balance.

12. Subsequent Events Evaluation

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were available to be issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Annual Report	October 31, 2021

Report of Independent Registered Public Accounting Firm

To the Shareholders of Stone Ridge High Yield Reinsurance Risk Premium Fund, Stone Ridge U.S. Hedged Equity Fund, Stone Ridge Diversified Alternatives Fund, Stone Ridge Bitcoin Strategy Fund and the Board of Trustees of Stone Ridge Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities (consolidated for Stone Ridge Diversified Alternatives Fund and Stone Ridge Bitcoin Strategy Fund) of Stone Ridge Trust (the “Trust”) (comprising Stone Ridge High Yield Reinsurance Risk Premium Fund, Stone Ridge U.S. Hedged Equity Fund, Stone Ridge Diversified Alternatives Fund, and Stone Ridge Bitcoin Strategy Fund (collectively referred to as the “Funds”)) including the schedules of investments (consolidated for Stone Ridge Diversified Alternatives Fund and Stone Ridge Bitcoin Strategy Fund), as of October 31, 2021, and the related statements of operations (consolidated for Stone Ridge Diversified Alternatives Fund and Stone Ridge Bitcoin Strategy Fund), cash flows (for Stone Ridge High Yield Reinsurance Risk Premium Fund), and changes in net assets, and the financial highlights (consolidated for Stone Ridge Diversified Alternatives Fund and Stone Ridge Bitcoin Strategy Fund) for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position (consolidated for Stone Ridge Diversified Alternatives Fund and Stone Ridge Bitcoin Strategy Fund) of each of the Funds comprising the Trust at October 31, 2021, the results of their operations (consolidated for Stone Ridge Diversified Alternatives Fund and Stone Ridge Bitcoin Strategy Fund), cash flows (for the Stone Ridge High Yield Reinsurance Fund), changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

INDIVIDUAL FUND CONSTITUTING THE STONE RIDGE TRUST	STATEMENT OF OPERATIONS AND CASH FLOWS	STATEMENTS OF CHANGES IN NET ASSETS	FINANCIAL HIGHLIGHTS
Stone Ridge High Yield Reinsurance Risk Premium Fund	For the year ended October 31, 2021	For each of the two years in the period ended October 31, 2021	For each of the five years in the period ended October 31, 2021
INDIVIDUAL FUND CONSTITUTING THE STONE RIDGE TRUST	STATEMENT OF OPERATIONS	STATEMENTS OF CHANGES IN NET ASSETS	FINANCIAL HIGHLIGHTS
Stone Ridge U.S. Hedged Equity Fund	For the year ended October 31, 2021	For each of the two years in the period ended October 31, 2021	For each of the five years in the period ended October 31, 2021
INDIVIDUAL FUND CONSTITUTING THE STONE RIDGE TRUST	CONSOLIDATED STATEMENT OF OPERATIONS	CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS	CONSOLIDATED FINANCIAL HIGHLIGHTS
Stone Ridge Diversified Alternatives Fund	For the year ended October 31, 2021	For the year ended October 31, 2021 and the period from May 1, 2020 (commencement of operations) through October 31, 2020
INDIVIDUAL FUND CONSTITUTING THE STONE RIDGE TRUST	CONSOLIDATED STATEMENT OF OPERATIONS	CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS	CONSOLIDATED FINANCIAL HIGHLIGHTS
Stone Ridge Bitcoin Strategy Fund	For the period from July 30, 2021 (commencement of operations) through October 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Stone Ridge Funds	Annual Report	October 31, 2021

Report of Independent Registered Public Accounting Firm

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Stone Ridge investment companies since 2013.

Minneapolis, Minnesota

December 29, 2021

Stone Ridge Funds	Annual Report	October 31, 2021

Expense Examples (Unaudited)

As a shareholder of the Stone Ridge Funds (each a “Fund”, together the “Funds”), you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 through October 31, 2021 in respect to the High Yield Reinsurance Fund, the U.S Hedged Equity Fund and the Diversified Alternatives Fund. The example for the Bitcoin Strategy Fund is based on an investment of $1,000 invested at inception and held for the entire period from July 30, 2021 through October 31, 2021.

Actual Expenses

The first line on each table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2021	ENDING ACCOUNT VALUE OCTOBER 31, 2021	EXPENSES PAID DURING PERIOD* MAY 1, 2021 – OCTOBER 31, 2021
Actual	$1,000.00	$1,010.80	$8.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.64	$8.64

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2021	ENDING ACCOUNT VALUE OCTOBER 31, 2021	EXPENSES PAID DURING PERIOD* MAY 1, 2021 – OCTOBER 31, 2021
Actual	$1,000.00	$1,010.00	$9.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.88	$9.40

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Funds	Annual Report	October 31, 2021

Expense Examples (Unaudited)

Stone Ridge U.S. Hedged Equity Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2021	ENDING ACCOUNT VALUE OCTOBER 31, 2021	EXPENSES PAID DURING PERIOD* MAY 1, 2021 – OCTOBER 31, 2021
Actual	$1,000.00	$1,063.80	$2.60
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.68	$2.55

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge U.S. Hedged Equity Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2021	ENDING ACCOUNT VALUE OCTOBER 31, 2021	EXPENSES PAID DURING PERIOD* MAY 1, 2021 – OCTOBER 31, 201
Actual	$1,000.00	$1,062.00	$3.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.93	$3.31

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Diversified Alternatives Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2021	ENDING ACCOUNT VALUE OCTOBER 31, 2021	EXPENSES PAID DURING PERIOD* MAY 1, 2021 – OCTOBER 31, 2021
Actual	$1,000.00	$1,066.70	$6.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.31	$5.96

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Diversified Alternatives Fund — Class J

	BEGINNING ACCOUNT VALUE MAY 1, 2021	ENDING ACCOUNT VALUE OCTOBER 31, 2021	EXPENSES PAID DURING PERIOD* MAY 1, 2021 – OCTOBER 31, 2021
Actual	$1,000.00	$1,064.90	$7.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.80	$7.48

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Funds	Annual Report	October 31, 2021

Expense Examples (Unaudited)

Stone Ridge Bitcoin Strategy Fund — Class I

	BEGINNING ACCOUNT VALUE JULY 30, 2021	ENDING ACCOUNT VALUE OCTOBER 31, 2021	EXPENSES PAID DURING PERIOD* JULY 30, 2021 – OCTOBER 31, 2021
Actual	$1,000.00	$1,540.00	$4.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,009.48	$3.31

*

Expenses are equal to the share class’s annualized since inception expense ratio of 1.28%, multiplied by the average account value over the period, multiplied by 94/365 to reflect the partial year period.

Stone Ridge Bitcoin Strategy Fund — Class M

	BEGINNING ACCOUNT VALUE JULY 30, 2021	ENDING ACCOUNT VALUE OCTOBER 31, 2021	EXPENSES PAID DURING PERIOD* JULY 30, 2021 – OCTOBER 31, 2021
Actual	$1,000.00	$1,540.00	$4.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,009.10	$3.70

*

Expenses are equal to the share class’s annualized since inception expense ratio of 1.43%, multiplied by the average account value over the period, multiplied by 94/365 to reflect the partial year period.

Stone Ridge Funds	Annual Report	October 31, 2021

Additional Information (Unaudited)

1. Board Approval of the Continuation of the Investment Management Agreements

Throughout the year, the Board of Trustees (the “Board”) of Stone Ridge Trust (the “Trust”), including the members of the Board who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), considers matters bearing on the investment management agreements between Stone Ridge Asset Management LLC (the “Adviser”) and the Trust, on behalf of each series of the Trust. On an annual basis, the Board, including the Independent Trustees, holds a meeting to determine whether to approve the continuation, ordinarily for an additional one-year period, of any investment management agreements that are proposed to be renewed.

At a meeting held via videoconference on October 26, 2021 in accordance with the U.S. Securities and Exchange Commission’s order extending no-action relief from the requirements in Sections 15(c) and 32(a) of the 1940 Act and Rules 12b-1(b)(2) and 15a-4(b)(2)(ii) that votes of the Board be cast at a meeting held in-person, the Board, including a majority of the Independent Trustees, considered and approved the continuation for a one-year period of each of the investment management agreements (the “Existing Agreements”) between the Adviser and the Trust on behalf of Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”), Stone Ridge U.S. Hedged Equity Fund (the “U.S. Hedged Equity Fund”) and Stone Ridge Diversified Alternatives Fund (the “Diversified Alternatives Fund” and collectively with High Yield Reinsurance Fund and the U.S. Hedge Equity Fund, the “Funds”). Prior to the meeting, the Independent Trustees received a memorandum from independent counsel describing their responsibilities in connection with the approval of the Existing Agreements. In evaluating each Existing Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Existing Agreements.

The Board’s consideration of each Existing Agreement included but was not limited to: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Funds and the Adviser; (3) the cost of the services provided and the profits and other benefits realized by the Adviser from its relationship with each Fund; and (4) the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect such economies of scale for the benefit of shareholders of the Funds. In determining whether to approve the continuation of the Existing Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative; individual trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the investment management services provided by the Adviser, including management of each Fund’s portfolio in accordance with its investment objective, investment policies, investment restrictions and applicable law; the unique and complex nature of the Funds’ investment programs in the registered fund space; investment selection and monitoring; selection of trading counterparties and order management; the creation and implementation of ongoing analytical and risk management strategies; the Adviser’s investment in infrastructure, proprietary software, technology and personnel needed to implement each Fund’s investment program; and the oversight and/or implementation of policies and procedures necessary to fulfill these responsibilities.

The Board also considered other services provided by the Adviser, including proxy voting (to the extent applicable), monitoring potential conflicts of interest and maintaining regulatory compliance programs for the Funds. In addition, the Board considered the qualifications and professional backgrounds of the Adviser’s personnel who provide significant advisory or other services to each Fund under the applicable Existing Agreement and analyzed the Adviser’s ongoing ability to service the Funds through such personnel. Based on this and related information, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services supported the continuation of the Existing Agreements.

In considering the investment performance of the Funds and the Adviser, the Board reviewed information provided by the Adviser relating to each Fund’s performance together with the performance of each Fund’s corresponding indices. For each Fund, the Board considered the performance information for the one-month, three-month, six-month, one-year, three-year and five-year periods ended August 31, 2021 as well as for the period ended August 31, 2021 since each Fund’s inception. The Board also reviewed performance information for funds within Morningstar categories of U.S. options trading strategies (for the U.S. Hedged Equity Fund), U.S. non-traditional bond strategies and U.S. fund miscellaneous strategies (for the High Yield Reinsurance Fund) and U.S. fund multi-strategies (for the Diversified Alternatives Fund), in each case, with specified characteristics and within a specified size range relative to the Funds, as

Stone Ridge Funds	Annual Report	October 31, 2021

Additional Information (Unaudited)

determined by the Adviser in consultation with the Funds’ third-party administrator (the “peer groups”). The Board considered the performance information for any comparable registered investment funds managed by the Adviser. The Board also considered the Adviser’s explanation that it does not manage any other accounts with strategies similar to those of the Funds and that there are very few, if any, funds that follow investment strategies similar to those of the Funds due to the unique nature of the Funds’ investment strategies among registered funds, thus making it difficult to identify appropriate peer groups for the Funds and that the peer groups identified were based on an assessment of how the Adviser and the Funds’ third-party administrator believed Morningstar would likely categorize the Funds. The Board, including the Independent Trustees, concluded that each Fund’s performance in light of all relevant factors supported the renewal of the Existing Agreement relating to that Fund.

In considering the cost of services provided and the benefits realized by the Adviser from its relationship with each Fund, the Board considered the fees paid under each Existing Agreement, the expense ratio for each Fund and any contractual expense limitation undertaken by the Adviser. In considering the appropriateness of the management fees, expense ratios and expense limitations applicable to the Funds, the Board also compared this data against the corresponding information for the funds in the applicable peer group. The Board took into consideration information provided by the Adviser relating to the Adviser’s financial health, profitability and the benefits that the Adviser derives from the Existing Agreements. The Board also noted that the Adviser may receive reputational benefits from its relationships with the Funds. Based on the foregoing information and other factors deemed relevant, the Board, including the Independent Trustees, concluded that the management fee arrangements applicable to each of the Funds pursuant to the Existing Agreements were fair and reasonable and that the costs of the services the Adviser provided and the related benefits to the Adviser in respect of its relationships with the Funds supported the continuation of the Existing Agreements.

Finally, the Board considered the extent to which economies of scale in the provision of services by the Adviser would be realized as the Funds grow and whether the Funds’ fee levels reflect such economies of scale, such as through breakpoints in their investment management fees or through expense waiver and/or limitation agreements. The Board noted the Adviser’s views regarding its ability to achieve economies of scale in respect of the different asset classes represented by the Funds’ investment programs. In addition, the Board noted that each of the Funds was subject to a contractual expense limitation agreement. The Board noted that the Adviser generally sets the expense limitations for the Funds, if any, at levels that it believes reflect market levels for the services provided to, and expenses borne by, the Funds. After reviewing this and related information, the Board, including the Independent Trustees, concluded that the extent to which economies of scale currently are shared with the Funds supported the continuation of the Existing Agreements.

Based on a consideration and evaluation of all factors deemed to be relevant, including the foregoing matters and the Board’s determination that the continuation of each of the Existing Agreements was in the best interests of the shareholders, the Board, including the Independent Trustees, concluded that each of the Existing Agreements should be continued for a one-year period.

2. Disclosure Regarding Fund Trustees and Officers

Independent Trustees(1)
NAME (YEAR OF BIRTH)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(2)	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE(3)	OTHER DIRECTORSHIPS/ TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Jeffery Ekberg (1965)	Trustee	since 2013	Self-employed (personal investing), since 2011; Principal, TPG Capital, L.P. (private equity firm) until 2011; Chief Financial Officer, Newbridge Capital, LLC (subsidiary of TPG Capital, L.P.) until 2011	51	None.

Daniel Charney (1970)	Trustee	since 2013	Co-President, Cowen and Company, Cowen Inc. (financial services firm) since 2012	51	None.

Stone Ridge Funds	Annual Report	October 31, 2021

Additional Information (Unaudited)

Interested Trustee
NAME (YEAR OF BIRTH)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(2)	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE(3)	OTHER DIRECTORSHIPS/ TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Ross Stevens(4) (1969)	Trustee, Chairman	since 2013	Founder and Chief Executive Officer of Stone Ridge since 2012	51	None.

(1)	Information as of October 31, 2021.
(2)	Each Trustee serves until resignation or removal from the Board.
(3)

The Fund Complex includes the Trust and Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Residential Real Estate Income Fund I, Inc., Stone Ridge Longevity Risk Premium Fixed Income Master Trust 2045 and trusts that invest substantially all of their assets in a series of Stone Ridge Longevity Risk Premium Fixed Income Master Trust 2045, other investment companies managed by the Adviser.

(4)	Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with the Adviser.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at 1.855.609.3680.

Officers of the Trust
NAME (YEAR OF BIRTH) AND ADDRESS(1)(2)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(3)	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Ross Stevens (1969)	President, Chief Executive Officer and Principal Executive Officer	since 2013	Founder of Stone Ridge Asset Management LLC, Chief Executive Officer of the Adviser, since 2012.

Lauren D. Macioce (1978)	Chief Compliance Officer, Secretary, Chief Legal Officer and Anti-Money Laundering Compliance Officer	since 2016	General Counsel and Chief Compliance Officer of the Adviser, since 2016.

Anthony Zuco (1975)	Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer	since 2018	Supervising Fund Controller at the Adviser, since 2015.

Alexander Nyren (1980)	Assistant Secretary	since 2018	Head of Reinsurance of the Adviser, since 2018; member of Reinsurance portfolio management team at the Adviser, since 2013.

David Thomas (1980)	Assistant Treasurer	since 2018	Member of Operations at the Adviser, since 2015.

Leson Lee (1975)	Assistant Treasurer	since 2019	Member of Operations at the Adviser, since 2018; prior to that Treasury Manager at Eton Park Capital Management (investment advisory firm).

Domingo Encarnacion (1983)	Assistant Treasurer	since 2020	Tax Manager at the Adviser, since 2016.

(1)	Each Officer’s mailing address is c/o Stone Ridge Asset Management LLC, 510 Madison Avenue, 21st Floor, New York, NY 10022.
(2)	Each of the Officers is an affiliated person of the Adviser as a result of his or her position with the Adviser.
(3)	The term of office of each Officer is indefinite.

Stone Ridge Funds	Annual Report	October 31, 2021

Additional Information (Unaudited)

3. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Hedged Equity Fund	0.00%
Diversified Alternatives Fund	0.00%
Bitcoin Strategy Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year October 31, 2021 was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Hedged Equity Fund	0.00%
Diversified Alternatives Fund	0.00%
Bitcoin Strategy Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Hedged Equity Fund	0.00%
Diversified Alternatives Fund	18.01%
Bitcoin Strategy Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for each Fund were as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Hedged Equity Fund	98.41%
Diversified Alternatives Fund	1.48%
Bitcoin Strategy Fund	0.00%

Shareholders should not use the above information to prepare their tax returns. Since the Funds’ fiscal year is not the calendar year, another notification is available with respect to calendar year 2021. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with shareholder year-end tax reporting in February 2022. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

4. Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request by calling 1.855.609.3680.

5. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Stone Ridge Funds	Annual Report	October 31, 2021

Additional Information (Unaudited)

The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

6. Liquidity Risk Management Program

The Funds have adopted a liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the 1940 Act for the purpose of assessing and managing the Funds’ liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Board has designated the Adviser to administer the Program, and the Adviser has established a Liquidity Risk Management Committee to be responsible for the Program’s operation. Under the Program, the Liquidity Risk Management Committee manages the Funds’ liquidity risk by monitoring the liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools available to the Funds for meeting shareholder redemptions, among other means. From November 1, 2020 through October 31, 2021, the Program supported the Funds’ ability to honor redemption requests timely and the Adviser’s management of the Funds’ liquidity risk. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

Stone Ridge Funds	Annual Report	October 31, 2021

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

700 Nicollet Mall, Suite 500

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1000

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC,

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	SQANNU

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Jeffery Ekberg is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) - (d) The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and all other fees by the principal accountant. “Audit fees” includes amounts related to an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related fees” covers the assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s annual financial statements and are not covered under “audit fees,” including review of the Fund’s prospectus. “Tax fees” covers the professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the Funds’ tax returns, asset diversification and income testing, excise taxes, and fiscal year end income calculations. “All other fees” covers the aggregate fees for products and services provided by the principal accountant, other than the services reported in the foregoing three categories.

	FYE 10/31/2021	FYE 10/31/2020
Audit Fees	$282,438	$213,250
Audit-Related Fees	$75,000	$7,500
Tax Fees	$96,400	$78,800
All Other Fees	$0	$0

(e)(1) To the extent required by applicable law, pre-approval by the audit committee is needed for all audit and permissible non-audit services rendered to the registrant and all permissible non-audit services rendered to Stone Ridge Asset Management LLC (the “Adviser”) or to various entities either controlling, controlled by, or under common control with the Adviser that provide ongoing services to the registrant if the services relate directly to the operations and financial reporting of the registrant. Pre-approval is currently on an engagement-by-engagement basis.

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(e)(2) The percentage of fees billed by Ernst & Young, LLP applicable to non-audit services that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits waiver of pre-approval, if certain conditions are satisfied) were as follows:

	FYE 10/31/2021	FYE 10/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant.

Non-Audit Related Fees	FYE 10/31/2021	FYE 10/31/2020
Registrant	$96,400	$78,800
Registrant’s Investment Adviser	$172,900	$195,953

(h) The audit committee of the board of trustees has considered whether the provision of any non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s President and Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 1/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 1/7/22

By (Signature and Title) /s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date 1/7/22